Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000230310
Shareholder Report [Line Items]
Fund Name	Big Data Refiners ETF
Trading Symbol	DAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DAT	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	Big Data Refiners ETF : $11,114	FactSet Big Data Refiners Index : $11,359	S&P Global 1200 Index : $18,165
9/29/2021	10,000	10,000	10,000
9/30/2021	10,101.27	10,102	9,926
10/31/2021	10,653.75	10,661	10,470
11/30/2021	10,022.05	10,033	10,271
12/31/2021	9,726.13	9,738	10,727
1/31/2022	8,441.16	8,451	10,230
2/28/2022	7,800.4	7,814	9,957
3/31/2022	8,121.6	8,139	10,221
4/30/2022	7,084.55	7,102	9,412
5/31/2022	6,043.48	6,058	9,467
6/30/2022	5,740.76	5,755	8,656
7/31/2022	6,345.48	6,365	9,295
8/31/2022	6,191.97	6,215	8,908
9/30/2022	5,522.97	5,544	8,068
10/31/2022	5,668.99	5,691	8,616
11/30/2022	5,532.44	5,548	9,307
12/31/2022	5,417.76	5,434	8,921
1/31/2023	6,019.57	6,039	9,561
2/28/2023	6,124.29	6,146	9,289
3/31/2023	6,128.75	6,146	9,607
4/30/2023	5,809.94	5,836	9,772
5/31/2023	6,727.38	6,755	9,689
6/30/2023	7,154.6	7,191	10,265
7/31/2023	7,666.13	7,713	10,597
8/31/2023	6,958.67	7,008	10,338
9/30/2023	6,860.35	6,907	9,890
10/31/2023	6,564.15	6,611	9,625
11/30/2023	7,661.8	7,725	10,505
12/31/2023	8,203.23	8,275	11,007
1/31/2024	8,248.51	8,317	11,108
2/29/2024	9,154.67	9,238	11,600
3/31/2024	9,261.67	9,358	11,997
4/30/2024	8,504.8	8,595	11,580
5/31/2024	8,432.68	8,536	12,111
6/30/2024	8,784.15	8,866	12,382
7/31/2024	8,991.41	9,102	12,591
8/31/2024	8,932.84	9,054	12,907
9/30/2024	8,924.86	9,040	13,168
10/31/2024	9,401.1	9,530	12,912
11/30/2024	11,474.6	11,626	13,408
12/31/2024	10,978.39	11,134	13,095
1/31/2025	11,625.02	11,799	13,527
2/28/2025	10,854.4	11,035	13,487
3/31/2025	9,856.18	10,000	12,936
4/30/2025	10,280.86	10,446	13,020
5/31/2025	11,301.98	11,495	13,797
6/30/2025	11,650.44	11,849	14,414
7/31/2025	11,676.88	11,887	14,597
8/31/2025	11,637.86	11,852	14,985
9/30/2025	12,002.6	12,236	15,537
10/31/2025	12,056.32	12,285	15,886
11/30/2025	10,945.02	11,151	15,928
12/31/2025	11,345.99	11,564	16,106
1/31/2026	9,763.76	9,960	16,573
2/28/2026	9,156.29	9,321	16,794
3/31/2026	8,555.83	8,723	15,658
4/30/2026	8,861.26	9,047	17,248
5/31/2026	11,113.82	11,359	18,165

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/21)
Big Data Refiners ETF	-1.67%	2.29%
FactSet Big Data Refiners Index	-1.18%	2.78%
S&P Global 1200 Index	31.64%	13.64%

Performance Inception Date	Sep. 29, 2021
AssetsNet	$ 5,556,779
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 37,300
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,556,779 Number of Portfolio Holdings27 Net Investment Advisory Fees$37,300 Portfolio Turnover Rate45%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	92.0%
Industrials	5.7%
Consumer Discretionary	2.3%

Country Weights

Table Summary
Country	% of Exposure
United States	85.4%
Israel	8.5%
France	2.8%
United Kingdom	2.3%
Canada	1.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Datadog, Inc., Class A	8.1%
Innodata, Inc.	5.7%
Teradata Corp.	5.6%
Snowflake, Inc., Class A	5.5%
Nutanix, Inc., Class A	5.5%
Commvault Systems, Inc.	4.9%
Dynatrace, Inc.	4.8%
Zebra Technologies Corp., Class A	4.6%
Rubrik, Inc., Class A	4.5%
Strategy, Inc., Class A	4.4%

C000195295
Shareholder Report [Line Items]
Fund Name	Decline of the Retail Store ETF
Trading Symbol	EMTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMTY	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/14/17)
Decline of the Retail Store ETF	-2.12%	-3.29%	-11.44%
Solactive-ProShares Bricks and Mortar Retail Store Index	6.22%	3.83%	9.60%
S&P 500® Index	29.78%	14.14%	15.31%

Performance Inception Date	Nov. 14, 2017
AssetsNet	$ 3,008,380
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 17,702
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,008,380 Number of Portfolio Holdings6 Net Investment Advisory Fees$17,702 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	61.1%
Consumer Staples	36.2%
Materials	2.7%

Largest Holdings [Text Block]

Largest Holdings

The Decline of the Retail Store ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000124906
Shareholder Report [Line Items]
Fund Name	DJ Brookfield Global Infrastructure ETF
Trading Symbol	TOLZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TOLZ	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
Table Summary
	DJ Brookfield Global Infrastructure ETF : $21,363	Dow Jones Brookfield Global Infrastructure Composite Index : $20,651	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	10,489.66	10,482	9,924
7/31/2016	10,613.82	10,611	10,349
8/31/2016	10,440.4	10,424	10,384
9/30/2016	10,697.26	10,686	10,427
10/31/2016	10,317.73	10,299	10,260
11/30/2016	9,952.45	9,930	10,395
12/31/2016	10,225.37	10,210	10,643
1/31/2017	10,389.76	10,365	10,915
2/28/2017	10,694.13	10,669	11,211
3/31/2017	10,989.42	10,947	11,365
4/30/2017	11,120.39	11,070	11,538
5/31/2017	11,318.61	11,275	11,791
6/30/2017	11,284.62	11,227	11,856
7/31/2017	11,618.04	11,549	12,172
8/31/2017	11,671.24	11,598	12,210
9/30/2017	11,543.21	11,478	12,475
10/31/2017	11,442.96	11,383	12,734
11/30/2017	11,588.98	11,527	12,988
12/31/2017	11,574.49	11,510	13,180
1/31/2018	11,664.41	11,603	13,905
2/28/2018	10,881.04	10,804	13,327
3/31/2018	10,882.39	10,797	13,045
4/30/2018	11,152.81	11,068	13,199
5/31/2018	11,248.57	11,150	13,249
6/30/2018	11,462.15	11,359	13,226
7/31/2018	11,750.86	11,646	13,657
8/31/2018	11,620.82	11,521	13,795
9/30/2018	11,480.94	11,370	13,897
10/31/2018	11,076.16	10,970	12,888
11/30/2018	11,217.48	11,097	13,055
12/31/2018	10,650.77	10,526	12,104
1/31/2019	11,687.67	11,568	13,028
2/28/2019	11,966.96	11,836	13,398
3/31/2019	12,334.37	12,199	13,589
4/30/2019	12,414.4	12,260	14,086
5/31/2019	12,351.14	12,193	13,275
6/30/2019	12,799.99	12,654	14,147
7/31/2019	12,745.75	12,621	14,181
8/31/2019	12,889.62	12,737	13,917
9/30/2019	13,027.96	12,866	14,250
10/31/2019	13,008.59	12,846	14,627
11/30/2019	12,796.41	12,628	15,010
12/31/2019	13,493.51	13,319	15,519
1/31/2020	13,607.95	13,424	15,384
2/29/2020	12,542.57	12,350	14,124
3/31/2020	10,248.32	10,063	12,304
4/30/2020	11,262.38	11,102	13,576
5/31/2020	11,789.24	11,606	14,185
6/30/2020	11,597.29	11,404	14,595
7/31/2020	11,759.11	11,582	15,283
8/31/2020	11,732.81	11,548	16,247
9/30/2020	11,315.01	11,120	15,705
10/31/2020	11,165.77	10,970	15,273
11/30/2020	12,259.54	12,062	17,168
12/31/2020	12,264.82	12,051	17,935
1/31/2021	12,178.7	11,969	17,796
2/28/2021	12,133.39	11,941	18,251
3/31/2021	13,018.65	12,791	18,884
4/30/2021	13,652.21	13,407	19,740
5/31/2021	13,955.71	13,693	20,081
6/30/2021	14,038.68	13,779	20,304
7/31/2021	14,117.29	13,852	20,544
8/31/2021	14,245.3	13,975	21,049
9/30/2021	13,843.79	13,579	20,172
10/31/2021	14,414.54	14,137	21,277
11/30/2021	13,825.27	13,522	20,873
12/31/2021	14,778.2	14,488	21,797
1/31/2022	14,504.94	14,206	20,788
2/28/2022	14,500.45	14,213	20,233
3/31/2022	15,409.63	15,121	20,769
4/30/2022	15,008.14	14,714	19,126
5/31/2022	15,535.75	15,210	19,237
6/30/2022	14,349.68	14,032	17,591
7/31/2022	15,184.33	14,857	18,889
8/31/2022	14,663.34	14,359	18,101
9/30/2022	12,868.89	12,596	16,394
10/31/2022	13,540.61	13,239	17,509
11/30/2022	14,637.9	14,251	18,913
12/31/2022	14,113.64	13,776	18,128
1/31/2023	14,916.67	14,570	19,428
2/28/2023	14,222.83	13,911	18,876
3/31/2023	14,539.16	14,203	19,522
4/30/2023	14,931.94	14,580	19,858
5/31/2023	14,068.66	13,705	19,689
6/30/2023	14,500.24	14,141	20,860
7/31/2023	14,686.96	14,333	21,534
8/31/2023	14,071.24	13,707	21,009
9/30/2023	13,501.07	13,161	20,097
10/31/2023	13,377.95	13,014	19,558
11/30/2023	14,654.21	14,279	21,348
12/31/2023	15,025.92	14,636	22,366
1/31/2024	14,639.09	14,280	22,572
2/29/2024	14,665.68	14,270	23,572
3/31/2024	15,138.78	14,725	24,378
4/30/2024	14,712.37	14,307	23,532
5/31/2024	15,360.81	14,919	24,610
6/30/2024	15,114.9	14,675	25,161
7/31/2024	16,063.41	15,595	25,586
8/31/2024	16,739.55	16,258	26,229
9/30/2024	17,122.12	16,640	26,759
10/31/2024	16,862.48	16,353	26,239
11/30/2024	17,804.18	17,277	27,247
12/31/2024	16,783.82	16,282	26,609
1/31/2025	16,875.9	16,395	27,488
2/28/2025	17,345.84	16,844	27,408
3/31/2025	18,010.62	17,462	26,287
4/30/2025	18,444.14	17,890	26,458
5/31/2025	18,619.03	18,035	28,037
6/30/2025	18,823.07	18,211	29,290
7/31/2025	18,551.64	17,987	29,662
8/31/2025	18,865.73	18,266	30,452
9/30/2025	19,094.59	18,489	31,572
10/31/2025	18,613.67	18,021	32,282
11/30/2025	19,370.62	18,749	32,366
12/31/2025	19,202.32	18,567	32,729
1/31/2026	20,142.85	19,522	33,678
2/28/2026	22,031.13	21,304	34,126
3/31/2026	21,387.13	20,646	31,819
4/30/2026	22,003.86	21,261	35,049
5/31/2026	21,362.73	20,651	36,913

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
DJ Brookfield Global Infrastructure ETF	14.74%	8.89%	7.89%
Dow Jones Brookfield Global Infrastructure Composite Index	14.50%	8.56%	7.52%
S&P Global 1200 Index	31.64%	12.94%	13.94%

AssetsNet	$ 174,287,165
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 723,114
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$174,287,165 Number of Portfolio Holdings114 Net Investment Advisory Fees$723,114 Portfolio Turnover Rate16%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	91%
Master Limited Partnership	8%
Closed End Fund	-%Footnote Reference*
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

* Represents less than 0.5% of net assets.

Sector Weights

Table Summary
Sector	% of Exposure
Utilities	39.0%
Energy	37.7%
Industrials	13.7%
Real Estate	6.9%
Communication Services	2.3%
Financials	0.4%

Country Weights

Table Summary
Country	% of Exposure
United States	47.2%
Canada	18.0%
United Kingdom	7.3%
Spain	6.3%
France	5.5%
Germany	3.1%
Australia	2.9%
Italy	2.7%
China	1.5%
Japan	1.1%
Other	4.4%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Enbridge, Inc.	7.4%
National Grid plc	5.0%
Vinci SA	4.5%
TC Energy Corp.	4.3%
American Tower Corp.	4.0%
Williams Cos., Inc. (The)	4.0%
E.ON SE	2.9%
Kinder Morgan, Inc.	2.8%
Energy Transfer LP	2.8%
Sempra	2.7%

C000182948
Shareholder Report [Line Items]
Fund Name	Equities for Rising Rates ETF
Trading Symbol	EQRR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EQRR	$42	0.35%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.35%
Line Graph [Table Text Block]
Table Summary
	Equities for Rising Rates ETF : $23,765	Nasdaq U.S. Large Cap Equities for Rising Rates Index : $24,593	Nasdaq Composite Index : $45,331
7/24/2017	10,000	10,000	10,000
7/31/2017	10,047.98	10,049	9,903
8/31/2017	9,738.3	9,741	10,045
9/30/2017	10,568.29	10,577	10,157
10/31/2017	10,812	10,826	10,523
11/30/2017	11,227.5	11,247	10,769
12/31/2017	11,702.17	11,728	10,821
1/31/2018	12,391.31	12,425	11,622
2/28/2018	11,714.51	11,748	11,420
3/31/2018	11,688.17	11,725	11,101
4/30/2018	12,121.99	12,165	11,110
5/31/2018	12,514.69	12,563	11,721
6/30/2018	12,147.03	12,197	11,836
7/31/2018	12,698.32	12,756	12,095
8/31/2018	12,808.91	12,871	12,803
9/30/2018	12,623.28	12,687	12,713
10/31/2018	11,222.69	11,281	11,549
11/30/2018	11,156.67	11,218	11,605
12/31/2018	9,609.47	9,660	10,514
1/31/2019	10,808.85	10,871	11,544
2/28/2019	10,942.06	11,008	11,959
3/31/2019	10,642.64	10,708	12,282
4/30/2019	11,142.11	11,216	12,868
5/31/2019	9,785.02	9,849	11,866
6/30/2019	10,717.91	10,809	12,757
7/31/2019	10,781.1	10,877	13,031
8/31/2019	9,722.58	9,807	12,710
9/30/2019	10,276.23	10,372	12,779
10/31/2019	10,421.98	10,524	13,253
11/30/2019	11,028.73	11,142	13,868
12/31/2019	11,473.2	11,597	14,371
1/31/2020	10,471.53	10,585	14,663
2/29/2020	9,085.74	9,182	13,744
3/31/2020	6,322.4	6,382	12,365
4/30/2020	7,415.92	7,491	14,281
5/31/2020	7,700.13	7,781	15,265
6/30/2020	7,887.85	7,971	16,191
7/31/2020	8,049.8	8,139	17,300
8/31/2020	8,320.57	8,416	18,978
9/30/2020	7,888.74	7,979	18,010
10/31/2020	7,911.38	8,005	17,603
11/30/2020	9,806.18	9,932	19,700
12/31/2020	10,351.01	10,491	20,825
1/31/2021	10,365.62	10,507	21,125
2/28/2021	11,837.96	12,007	21,338
3/31/2021	12,372.87	12,554	21,441
4/30/2021	12,850.52	13,044	22,605
5/31/2021	13,543.29	13,752	22,279
6/30/2021	13,332.64	13,542	23,516
7/31/2021	12,978.15	13,184	23,796
8/31/2021	13,318.22	13,534	24,766
9/30/2021	13,214.98	13,434	23,461
10/31/2021	14,064.69	14,304	25,172
11/30/2021	13,395.42	13,626	25,255
12/31/2021	13,985.05	14,232	25,442
1/31/2022	14,392.38	14,652	23,162
2/28/2022	14,600.59	14,868	22,386
3/31/2022	14,901.55	15,180	23,165
4/30/2022	14,040.03	14,307	20,098
5/31/2022	14,985.88	15,279	19,710
6/30/2022	12,444.61	12,683	18,005
7/31/2022	13,547.86	13,813	20,236
8/31/2022	13,604.51	13,875	19,319
9/30/2022	12,333.17	12,578	17,302
10/31/2022	14,374.22	14,669	17,984
11/30/2022	15,236.77	15,555	18,795
12/31/2022	14,319.17	14,619	17,166
1/31/2023	15,714.45	16,051	19,006
2/28/2023	15,197.42	15,527	18,814
3/31/2023	13,991.9	14,294	20,089
4/30/2023	13,843.59	14,148	20,104
5/31/2023	12,891.5	13,177	21,296
6/30/2023	14,097.89	14,419	22,712
7/31/2023	15,434.79	15,796	23,638
8/31/2023	14,963.67	15,317	23,154
9/30/2023	14,570.42	14,917	21,818
10/31/2023	13,760.72	14,091	21,216
11/30/2023	14,657.71	15,015	23,513
12/31/2023	15,618.88	16,005	24,825
1/31/2024	15,637.82	16,030	25,084
2/29/2024	16,504.25	16,925	26,644
3/31/2024	17,867.88	18,333	27,137
4/30/2024	17,173.85	17,627	25,948
5/31/2024	17,406.56	17,872	27,759
6/30/2024	17,103.23	17,565	29,433
7/31/2024	17,294.3	17,767	29,218
8/31/2024	17,260.81	17,738	29,435
9/30/2024	17,088.42	17,565	30,247
10/31/2024	17,061.23	17,542	30,099
11/30/2024	18,472.27	19,001	31,992
12/31/2024	16,882.68	17,367	32,168
1/31/2025	17,512.04	18,022	32,702
2/28/2025	17,820.95	18,346	31,423
3/31/2025	17,617.1	18,141	28,865
4/30/2025	16,612.04	17,107	29,119
5/31/2025	17,179.77	17,697	31,929
6/30/2025	17,784.79	18,327	34,050
7/31/2025	18,173.42	18,736	35,316
8/31/2025	18,957.47	19,551	35,899
9/30/2025	18,999.51	19,601	37,938
10/31/2025	18,944.02	19,551	39,729
11/30/2025	19,187.15	19,807	39,153
12/31/2025	19,419.51	20,052	38,969
1/31/2026	20,281.23	20,953	39,347
2/28/2026	20,646.44	21,336	38,036
3/31/2026	21,027.56	21,739	36,256
4/30/2026	22,826.53	23,613	41,807
5/31/2026	23,764.67	24,593	45,331

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (7/24/17)
Equities for Rising Rates ETF	38.33%	11.90%	10.27%
Nasdaq U.S. Large Cap Equities for Rising Rates Index	38.96%	12.31%	10.70%
Nasdaq Composite Index	41.98%	15.26%	18.62%

Performance Inception Date	Jul. 24, 2017
AssetsNet	$ 62,783,604
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 57,561
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$62,783,604 Number of Portfolio Holdings51 Net Investment Advisory Fees$57,561 Portfolio Turnover Rate155%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	33.7%
Energy	24.0%
Financials	19.2%
Communication Services	12.2%
Industrials	6.2%
Consumer Discretionary	4.7%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Marvell Technology, Inc.	4.7%
Crowdstrike Holdings, Inc., Class A	4.3%
Lam Research Corp.	3.3%
HP, Inc.	3.0%
Alphabet, Inc., Class A	3.0%
KLA Corp.	2.9%
Applied Materials, Inc.	2.9%
NVIDIA Corp.	2.7%
Synopsys, Inc.	2.7%
Baker Hughes Co., Class A	2.6%

C000115056
Shareholder Report [Line Items]
Fund Name	Global Listed Private Equity ETF
Trading Symbol	PEX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEX	$57	0.60%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
Table Summary
	Global Listed Private Equity ETF : $15,716	LPX Direct Listed Private Equity Index : $16,216	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	9,612.81	9,608	9,924
7/31/2016	10,117.83	10,125	10,349
8/31/2016	10,257.46	10,243	10,384
9/30/2016	10,326.89	10,330	10,427
10/31/2016	10,057.5	10,057	10,260
11/30/2016	10,336.7	10,348	10,395
12/31/2016	10,646.8	10,674	10,643
1/31/2017	10,833.89	10,848	10,915
2/28/2017	10,867.92	10,906	11,211
3/31/2017	11,096.73	11,122	11,365
4/30/2017	11,640.16	11,581	11,538
5/31/2017	11,882.6	11,842	11,791
6/30/2017	12,018.98	11,934	11,856
7/31/2017	12,327.04	12,244	12,172
8/31/2017	11,971	11,893	12,210
9/30/2017	12,384.98	12,333	12,475
10/31/2017	12,341.89	12,295	12,734
11/30/2017	12,180.94	12,120	12,988
12/31/2017	12,245.25	12,184	13,180
1/31/2018	12,706.81	12,656	13,905
2/28/2018	12,260.35	12,200	13,327
3/31/2018	12,091.25	12,033	13,045
4/30/2018	12,366.07	12,322	13,199
5/31/2018	12,302.88	12,259	13,249
6/30/2018	12,268.48	12,223	13,226
7/31/2018	12,785.48	12,753	13,657
8/31/2018	12,571.04	12,558	13,795
9/30/2018	12,576.33	12,556	13,897
10/31/2018	11,744.13	11,730	12,888
11/30/2018	11,547.26	11,535	13,055
12/31/2018	10,625.57	10,594	12,104
1/31/2019	11,596.22	11,606	13,028
2/28/2019	11,962.67	11,973	13,398
3/31/2019	11,814.9	11,821	13,589
4/30/2019	12,415.4	12,419	14,086
5/31/2019	11,970.41	11,972	13,275
6/30/2019	12,536.85	12,570	14,147
7/31/2019	12,412.97	12,482	14,181
8/31/2019	12,335.39	12,380	13,917
9/30/2019	12,742.99	12,792	14,250
10/31/2019	12,749.15	12,799	14,627
11/30/2019	12,925.55	12,984	15,010
12/31/2019	13,275.05	13,342	15,519
1/31/2020	13,258.48	13,328	15,384
2/29/2020	11,868.73	11,911	14,124
3/31/2020	8,238.35	8,225	12,304
4/30/2020	9,292.94	9,325	13,576
5/31/2020	10,022.9	10,063	14,185
6/30/2020	10,072.68	10,098	14,595
7/31/2020	10,395	10,451	15,283
8/31/2020	11,065.55	11,129	16,247
9/30/2020	10,878.08	10,930	15,705
10/31/2020	10,469.19	10,514	15,273
11/30/2020	12,509.84	12,600	17,168
12/31/2020	13,195.2	13,284	17,935
1/31/2021	13,177.75	13,283	17,796
2/28/2021	14,044.1	14,191	18,251
3/31/2021	14,651.86	14,787	18,884
4/30/2021	15,594.19	15,755	19,740
5/31/2021	15,976.89	16,128	20,081
6/30/2021	15,777.86	15,936	20,304
7/31/2021	16,397.84	16,578	20,544
8/31/2021	16,612.32	16,804	21,049
9/30/2021	16,281.58	16,478	20,172
10/31/2021	16,883.08	17,105	21,277
11/30/2021	16,145.01	16,302	20,873
12/31/2021	16,811.75	17,040	21,797
1/31/2022	15,837.88	16,048	20,788
2/28/2022	15,246.82	15,480	20,233
3/31/2022	15,397.49	15,672	20,769
4/30/2022	14,147.53	14,376	19,126
5/31/2022	13,932.61	14,150	19,237
6/30/2022	12,450.9	12,631	17,591
7/31/2022	13,687.73	13,914	18,889
8/31/2022	12,742.65	12,973	18,101
9/30/2022	11,053.96	11,224	16,394
10/31/2022	12,000.65	12,214	17,509
11/30/2022	13,026.68	13,183	18,913
12/31/2022	12,511.45	12,712	18,128
1/31/2023	13,602.89	13,850	19,428
2/28/2023	13,659.27	13,960	18,876
3/31/2023	13,156.72	13,429	19,522
4/30/2023	13,572.74	13,853	19,858
5/31/2023	13,521.31	13,783	19,689
6/30/2023	13,986.32	14,289	20,860
7/31/2023	14,397.36	14,737	21,534
8/31/2023	14,127.66	14,447	21,009
9/30/2023	13,885.42	14,214	20,097
10/31/2023	13,078.83	13,366	19,558
11/30/2023	14,508.55	14,867	21,348
12/31/2023	15,382.65	15,768	22,366
1/31/2024	15,602.58	16,039	22,572
2/29/2024	15,596.89	16,012	23,572
3/31/2024	16,269.69	16,721	24,378
4/30/2024	16,265.11	16,736	23,532
5/31/2024	16,736.89	17,211	24,610
6/30/2024	16,527.43	16,970	25,161
7/31/2024	16,863.35	17,317	25,586
8/31/2024	16,779.99	17,247	26,229
9/30/2024	17,095.88	17,592	26,759
10/31/2024	16,694.5	17,144	26,239
11/30/2024	17,459.8	17,948	27,247
12/31/2024	17,299.99	17,797	26,609
1/31/2025	18,067.3	18,616	27,488
2/28/2025	18,116.54	18,668	27,408
3/31/2025	17,171.12	17,673	26,287
4/30/2025	17,116.07	17,623	26,458
5/31/2025	17,565.97	18,073	28,037
6/30/2025	18,234.59	18,745	29,290
7/31/2025	18,175.84	18,741	29,662
8/31/2025	18,316.07	18,876	30,452
9/30/2025	17,791.04	18,336	31,572
10/31/2025	17,642.06	18,193	32,282
11/30/2025	17,216.22	17,755	32,366
12/31/2025	17,504.33	18,042	32,729
1/31/2026	17,489.44	18,088	33,678
2/28/2026	16,114.68	16,617	34,126
3/31/2026	14,907.44	15,351	31,819
4/30/2026	16,152.72	16,651	35,049
5/31/2026	15,716.11	16,216	36,913

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Global Listed Private Equity ETF	-10.53%	-0.33%	4.62%
LPX Direct Listed Private Equity Index	-10.28%	0.11%	4.95%
S&P Global 1200 Index	31.64%	12.94%	13.94%

AssetsNet	$ 11,119,680
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,119,680 Number of Portfolio Holdings32 Net Investment Advisory Fees$- Portfolio Turnover Rate23%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	87%
Closed End Fund	12%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Country Weights

Table Summary
Country	% of Exposure
United States	46.2%
United Kingdom	20.7%
Belgium	9.6%
Canada	8.6%
France	8.2%
Sweden	3.8%
Switzerland	2.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Ares Capital Corp.	10.2%
3i Group plc	8.6%
Onex Corp.	8.5%
Sofina SA	7.2%
Main Street Capital Corp.	7.0%
FS KKR Capital Corp.	4.5%
Golub Capital BDC, Inc.	4.5%
Hercules Capital, Inc.	4.4%
Eurazeo SE	4.1%
Wendel SE	4.1%

C000096244
Shareholder Report [Line Items]
Fund Name	Hedge Replication ETF
Trading Symbol	HDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDG	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Hedge Replication ETF : $14,686	Merrill Lynch Factor Model — Exchange Series : $16,191	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,980.64	9,972	10,026
7/31/2016	10,119.75	10,134	10,396
8/31/2016	10,140.02	10,164	10,411
9/30/2016	10,173.81	10,196	10,413
10/31/2016	10,104.76	10,147	10,223
11/30/2016	10,158.13	10,205	10,601
12/31/2016	10,224.38	10,294	10,811
1/31/2017	10,302.17	10,368	11,017
2/28/2017	10,348.08	10,436	11,454
3/31/2017	10,430.19	10,507	11,468
4/30/2017	10,468.67	10,560	11,586
5/31/2017	10,480.55	10,583	11,749
6/30/2017	10,514.47	10,619	11,822
7/31/2017	10,567.58	10,686	12,066
8/31/2017	10,566.11	10,692	12,103
9/30/2017	10,677.28	10,810	12,352
10/31/2017	10,739.65	10,883	12,640
11/30/2017	10,735.13	10,899	13,028
12/31/2017	10,783.35	10,957	13,173
1/31/2018	10,936.24	11,120	13,928
2/28/2018	10,777.29	10,990	13,414
3/31/2018	10,746.75	10,930	13,073
4/30/2018	10,769.1	10,994	13,123
5/31/2018	10,817.63	11,034	13,439
6/30/2018	10,749.81	10,982	13,522
7/31/2018	10,885.34	11,105	14,025
8/31/2018	10,896.38	11,146	14,483
9/30/2018	10,872.09	11,131	14,565
10/31/2018	10,504.23	10,765	13,569
11/30/2018	10,629.84	10,889	13,846
12/31/2018	10,329.03	10,608	12,595
1/31/2019	10,705.27	10,979	13,604
2/28/2019	10,800.06	11,106	14,041
3/31/2019	10,826.5	11,137	14,313
4/30/2019	10,961.79	11,280	14,893
5/31/2019	10,686.61	11,010	13,947
6/30/2019	10,949.54	11,291	14,931
7/31/2019	10,938	11,309	15,146
8/31/2019	10,826.37	11,183	14,906
9/30/2019	10,935.37	11,300	15,185
10/31/2019	11,060.85	11,441	15,515
11/30/2019	11,165.67	11,557	16,078
12/31/2019	11,310.31	11,718	16,563
1/31/2020	11,223.96	11,656	16,557
2/29/2020	10,924.78	11,330	15,194
3/31/2020	10,337.94	10,737	13,318
4/30/2020	10,729.48	11,163	15,025
5/31/2020	10,928.82	11,352	15,740
6/30/2020	11,092.38	11,540	16,053
7/31/2020	11,091.9	11,564	16,959
8/31/2020	11,216.99	11,704	18,178
9/30/2020	11,110.6	11,575	17,487
10/31/2020	11,148.03	11,631	17,022
11/30/2020	11,788.89	12,315	18,886
12/31/2020	12,138.12	12,695	19,611
1/31/2021	12,295.82	12,868	19,413
2/28/2021	12,504.55	13,093	19,949
3/31/2021	12,506.41	13,096	20,823
4/30/2021	12,626.89	13,245	21,935
5/31/2021	12,629.97	13,254	22,088
6/30/2021	12,686.52	13,334	22,603
7/31/2021	12,499.23	13,150	23,141
8/31/2021	12,596.38	13,272	23,844
9/30/2021	12,378.24	13,052	22,736
10/31/2021	12,578.67	13,278	24,329
11/30/2021	12,364.91	13,061	24,161
12/31/2021	12,470.69	13,193	25,244
1/31/2022	12,098.44	12,783	23,939
2/28/2022	12,053.32	12,770	23,223
3/31/2022	12,021.41	12,770	24,085
4/30/2022	11,552.38	12,298	21,984
5/31/2022	11,607.28	12,343	22,024
6/30/2022	11,267.02	11,983	20,207
7/31/2022	11,496.53	12,236	22,070
8/31/2022	11,369.2	12,157	21,170
9/30/2022	10,920.63	11,677	19,220
10/31/2022	11,097.47	11,851	20,777
11/30/2022	11,548.95	12,297	21,938
12/31/2022	11,435.27	12,252	20,674
1/31/2023	11,852.65	12,669	21,973
2/28/2023	11,802.92	12,645	21,437
3/31/2023	11,748.05	12,583	22,223
4/30/2023	11,745.58	12,587	22,570
5/31/2023	11,719.45	12,568	22,667
6/30/2023	11,899.38	12,768	24,165
7/31/2023	12,076.78	12,980	24,941
8/31/2023	11,931.63	12,834	24,545
9/30/2023	11,842.62	12,760	23,374
10/31/2023	11,697.04	12,586	22,883
11/30/2023	11,953.79	12,891	24,972
12/31/2023	12,261.46	13,238	26,106
1/31/2024	12,189.1	13,181	26,545
2/29/2024	12,359.73	13,359	27,962
3/31/2024	12,506.42	13,523	28,862
4/30/2024	12,387.26	13,420	27,685
5/31/2024	12,533.25	13,558	29,058
6/30/2024	12,523.05	13,573	30,101
7/31/2024	12,810.1	13,888	30,468
8/31/2024	12,779.12	13,877	31,209
9/30/2024	12,871.96	14,002	31,877
10/31/2024	12,823.03	13,940	31,587
11/30/2024	13,050.27	14,190	33,441
12/31/2024	12,895.62	14,049	32,645
1/31/2025	13,047.45	14,238	33,552
2/28/2025	13,033.24	14,205	33,116
3/31/2025	12,802.71	13,948	31,252
4/30/2025	12,701.73	13,875	31,039
5/31/2025	12,940.74	14,149	32,992
6/30/2025	13,083.97	14,301	34,671
7/31/2025	13,207.4	14,464	35,447
8/31/2025	13,390.42	14,653	36,167
9/30/2025	13,589.42	14,878	37,487
10/31/2025	13,741.84	15,064	38,364
11/30/2025	13,755.87	15,078	38,460
12/31/2025	13,793.46	15,140	38,483
1/31/2026	14,029.64	15,430	39,041
2/28/2026	14,161.22	15,583	38,745
3/31/2026	13,864.73	15,175	36,815
4/30/2026	14,403.24	15,818	40,677
5/31/2026	14,686.32	16,191	42,817

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Hedge Replication ETF	13.49%	3.06%	3.92%
Merrill Lynch Factor Model — Exchange Series	14.43%	4.08%	4.93%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 21,565,686
Holdings Count | Holding	1,934
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,565,686 Number of Portfolio Holdings1,934 Net Investment Advisory Fees$- Portfolio Turnover Rate45%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	15%
iShares® MSCI Emerging Markets ETF Long Swaps	12%
iShares® MSCI EAFE ETF Long Swaps	7%
S&P 500® Total Return Index Long Swaps	4%
Russell 2000® Total Return Index Long Swaps	-%Footnote Reference*
E-Mini Euro Futures	(7)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

* Represents less than 0.5% of net assets.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	0.3%
Credo Technology Group Holding Ltd.	0.2%
Sterling Infrastructure, Inc.	0.1%
IonQ, Inc.	0.1%
Fabrinet	0.1%
Nextpower, Inc., Class A	0.1%
Coeur Mining, Inc.	0.1%
TTM Technologies, Inc.	0.1%
EchoStar Corp., Class A	0.1%
Guardant Health, Inc.	0.1%

C000123089
Shareholder Report [Line Items]
Fund Name	High Yield-Interest Rate Hedged
Trading Symbol	HYHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYHG	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
Table Summary
	High Yield-Interest Rate Hedged : $18,124	FTSE High Yield (Treasury Rate-Hedged) Index : $19,046	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,909.33	9,937	10,180
7/31/2016	10,132.96	10,164	10,241
8/31/2016	10,426.28	10,455	10,231
9/30/2016	10,468.71	10,512	10,221
10/31/2016	10,498.01	10,535	10,139
11/30/2016	10,741.12	10,727	9,896
12/31/2016	10,973.51	10,978	9,905
1/31/2017	11,033.66	11,070	9,925
2/28/2017	11,187.81	11,230	9,995
3/31/2017	11,151.85	11,201	9,985
4/30/2017	11,154.65	11,217	10,065
5/31/2017	11,228.92	11,292	10,145
6/30/2017	11,259.8	11,325	10,135
7/31/2017	11,373.74	11,454	10,175
8/31/2017	11,252.18	11,345	10,267
9/30/2017	11,414.1	11,492	10,216
10/31/2017	11,452.23	11,542	10,226
11/30/2017	11,447.26	11,550	10,216
12/31/2017	11,459.31	11,579	10,267
1/31/2018	11,682.65	11,808	10,144
2/28/2018	11,624.43	11,741	10,052
3/31/2018	11,460.19	11,589	10,113
4/30/2018	11,637.24	11,782	10,042
5/31/2018	11,576.96	11,736	10,112
6/30/2018	11,677.35	11,832	10,102
7/31/2018	11,889.49	12,047	10,102
8/31/2018	11,891.26	12,070	10,163
9/30/2018	12,063.58	12,250	10,102
10/31/2018	11,879.55	12,059	10,021
11/30/2018	11,722.4	11,914	10,081
12/31/2018	11,207.75	11,416	10,262
1/31/2019	11,768.03	12,013	10,375
2/28/2019	11,992.93	12,237	10,365
3/31/2019	12,002.4	12,262	10,562
4/30/2019	12,206.59	12,476	10,562
5/31/2019	11,866.32	12,136	10,752
6/30/2019	12,135.53	12,414	10,892
7/31/2019	12,224.31	12,506	10,914
8/31/2019	12,062.61	12,356	11,197
9/30/2019	12,115.34	12,409	11,141
10/31/2019	12,150.23	12,455	11,175
11/30/2019	12,253.98	12,561	11,164
12/31/2019	12,516.45	12,819	11,152
1/31/2020	12,345.11	12,667	11,364
2/29/2020	11,991.52	12,290	11,569
3/31/2020	10,761.17	11,011	11,499
4/30/2020	11,013.24	11,238	11,706
5/31/2020	11,472.25	11,701	11,765
6/30/2020	11,404.68	11,630	11,836
7/31/2020	11,973.09	12,248	12,013
8/31/2020	12,053.19	12,349	11,917
9/30/2020	11,927.17	12,222	11,905
10/31/2020	11,954.83	12,277	11,857
11/30/2020	12,402.41	12,736	11,976
12/31/2020	12,583.98	12,939	11,988
1/31/2021	12,611.33	12,970	11,904
2/28/2021	12,692.8	13,066	11,737
3/31/2021	12,832.39	13,198	11,597
4/30/2021	12,893.92	13,264	11,689
5/31/2021	12,874	13,243	11,724
6/30/2021	13,017.22	13,386	11,806
7/31/2021	12,938.47	13,312	11,936
8/31/2021	13,055.67	13,437	11,912
9/30/2021	13,151.28	13,531	11,805
10/31/2021	13,151.99	13,547	11,805
11/30/2021	12,957.04	13,354	11,841
12/31/2021	13,276.8	13,715	11,805
1/31/2022	13,046.27	13,477	11,545
2/28/2022	13,036.05	13,440	11,418
3/31/2022	13,319.92	13,731	11,099
4/30/2022	13,029.53	13,462	10,677
5/31/2022	13,075.12	13,467	10,741
6/30/2022	12,175.47	12,545	10,569
7/31/2022	12,827.49	13,285	10,823
8/31/2022	12,750.43	13,214	10,520
9/30/2022	12,669.01	13,091	10,067
10/31/2022	13,204.03	13,686	9,937
11/30/2022	13,150.48	13,602	10,304
12/31/2022	13,077.1	13,533	10,253
1/31/2023	13,441.49	13,902	10,571
2/28/2023	13,548.81	14,047	10,296
3/31/2023	13,434.56	13,897	10,553
4/30/2023	13,486.66	13,986	10,616
5/31/2023	13,471.95	14,013	10,500
6/30/2023	13,963.37	14,515	10,458
7/31/2023	14,207.15	14,759	10,447
8/31/2023	14,298.6	14,856	10,384
9/30/2023	14,325.3	14,867	10,125
10/31/2023	14,263.82	14,773	9,963
11/30/2023	14,677.16	15,213	10,411
12/31/2023	14,987.01	15,560	10,807
1/31/2024	15,003.88	15,576	10,774
2/29/2024	15,265.38	15,866	10,624
3/31/2024	15,419.44	16,054	10,719
4/30/2024	15,599.99	16,213	10,451
5/31/2024	15,671.96	16,283	10,629
6/30/2024	15,695.55	16,368	10,725
7/31/2024	15,833.4	16,472	10,971
8/31/2024	15,963.82	16,639	11,125
9/30/2024	16,132.78	16,819	11,269
10/31/2024	16,352.43	17,054	10,988
11/30/2024	16,527.8	17,236	11,109
12/31/2024	16,610.92	17,312	10,931
1/31/2025	16,839.12	17,549	10,985
2/28/2025	16,745.14	17,472	11,227
3/31/2025	16,490.7	17,207	11,227
4/30/2025	16,389.48	17,107	11,272
5/31/2025	16,787.31	17,543	11,193
6/30/2025	17,002.29	17,764	11,361
7/31/2025	17,134.68	17,919	11,327
8/31/2025	17,200.25	17,994	11,463
9/30/2025	17,355.28	18,176	11,589
10/31/2025	17,372.49	18,188	11,659
11/30/2025	17,415.29	18,247	11,728
12/31/2025	17,580.45	18,389	11,717
1/31/2026	17,705.22	18,553	11,728
2/28/2026	17,585.93	18,443	11,916
3/31/2026	17,629.18	18,474	11,702
4/30/2026	17,960.54	18,850	11,713
5/31/2026	18,123.66	19,046	11,748

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
High Yield-Interest Rate Hedged	7.98%	7.08%	6.13%
FTSE High Yield (Treasury Rate-Hedged) Index	8.56%	7.53%	6.65%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 175,188,666
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 826,714
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$175,188,666 Number of Portfolio Holdings242 Net Investment Advisory Fees$826,714 Portfolio Turnover Rate79%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Corporate Bonds	94%
U.S. 10 Year Treasury Note Futures	(16)%
U.S. 2 Year Treasury Note Futures	(32)%
U.S. 5 Year Treasury Note Futures	(47)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Communication Services	23.8%
Industrials	13.8%
Consumer Discretionary	12.5%
Financials	12.1%
Health Care	9.1%
Information Technology	7.2%
Materials	6.6%
Energy	6.1%
Utilities	3.6%
Consumer Staples	2.7%
Other	2.5%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
1261229 BC Ltd. 10.00%, due 04/15/32	1.5%
Quikrete Holdings, Inc. 6.38%, due 03/01/32	1.4%
Asurion LLC 8.00%, due 12/31/32	1.4%
EchoStar Corp. 10.75%, due 11/30/29	1.2%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.2%
Level 3 Financing, Inc. 6.88%, due 06/30/33	1.1%
Carnival Corp. Ltd. 5.75%, due 08/01/32	0.9%
Discovery Global Holdings, Inc. 5.05%, due 03/15/42	0.9%
CoreWeave, Inc. 9.25%, due 06/01/30	0.9%
WULF Compute LLC 7.75%, due 10/15/30	0.9%

C000107655
Shareholder Report [Line Items]
Fund Name	Inflation Expectations ETF
Trading Symbol	RINF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RINF	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Inflation Expectations ETF	2.71%	5.48%	4.62%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index	3.62%	6.06%	4.56%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 18,365,414
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,365,414 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index) Long Swaps	134%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond) Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(133.1%)

Largest Holdings [Text Block]

Largest Holdings

The Inflation Expectations ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000132381
Shareholder Report [Line Items]
Fund Name	Investment Grade-Interest Rate Hedged
Trading Symbol	IGHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IGHG	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
Table Summary
	Investment Grade-Interest Rate Hedged : $15,886	FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index : $16,258	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,899.6	9,904	10,180
7/31/2016	10,042.97	10,069	10,241
8/31/2016	10,213.95	10,227	10,231
9/30/2016	10,203.66	10,216	10,221
10/31/2016	10,280.83	10,301	10,139
11/30/2016	10,397.75	10,409	9,896
12/31/2016	10,522.85	10,540	9,905
1/31/2017	10,533.15	10,544	9,925
2/28/2017	10,595.82	10,611	9,995
3/31/2017	10,590.43	10,607	9,985
4/30/2017	10,600.12	10,626	10,065
5/31/2017	10,664.46	10,692	10,145
6/30/2017	10,752.47	10,788	10,135
7/31/2017	10,861.02	10,911	10,175
8/31/2017	10,730.24	10,773	10,267
9/30/2017	10,920.65	10,963	10,216
10/31/2017	11,015.84	11,075	10,226
11/30/2017	11,010.55	11,078	10,216
12/31/2017	11,116.57	11,195	10,267
1/31/2018	11,280.44	11,359	10,144
2/28/2018	11,173.07	11,245	10,052
3/31/2018	11,005.96	11,076	10,113
4/30/2018	11,033.43	11,103	10,042
5/31/2018	10,911.15	10,985	10,112
6/30/2018	10,808.96	10,880	10,102
7/31/2018	11,101.41	11,184	10,102
8/31/2018	10,998.46	11,089	10,163
9/30/2018	11,179.88	11,268	10,102
10/31/2018	11,036.45	11,126	10,021
11/30/2018	10,821.53	10,894	10,081
12/31/2018	10,635.19	10,723	10,262
1/31/2019	10,992.5	11,066	10,375
2/28/2019	11,125.59	11,187	10,365
3/31/2019	11,161.27	11,234	10,562
4/30/2019	11,381.14	11,453	10,562
5/31/2019	11,128	11,205	10,752
6/30/2019	11,425.89	11,494	10,892
7/31/2019	11,560.21	11,626	10,914
8/31/2019	11,371.18	11,445	11,197
9/30/2019	11,444.89	11,528	11,141
10/31/2019	11,566.11	11,669	11,175
11/30/2019	11,739.68	11,827	11,164
12/31/2019	11,981.08	12,066	11,152
1/31/2020	11,864.25	11,963	11,364
2/29/2020	11,526.11	11,629	11,569
3/31/2020	10,187.9	10,205	11,499
4/30/2020	10,697.95	10,675	11,706
5/31/2020	10,934.99	10,909	11,765
6/30/2020	11,160.32	11,158	11,836
7/31/2020	11,436.83	11,455	12,013
8/31/2020	11,437	11,449	11,917
9/30/2020	11,346.49	11,363	11,905
10/31/2020	11,549.05	11,578	11,857
11/30/2020	11,930.01	11,969	11,976
12/31/2020	12,061.85	12,107	11,988
1/31/2021	12,049.87	12,090	11,904
2/28/2021	12,215.45	12,254	11,737
3/31/2021	12,254.27	12,301	11,597
4/30/2021	12,256.07	12,335	11,689
5/31/2021	12,291.42	12,368	11,724
6/30/2021	12,353.97	12,432	11,806
7/31/2021	12,241.73	12,323	11,936
8/31/2021	12,225.51	12,323	11,912
9/30/2021	12,311.5	12,411	11,805
10/31/2021	12,275.51	12,370	11,805
11/30/2021	12,112.01	12,192	11,841
12/31/2021	12,210.11	12,314	11,805
1/31/2022	12,019.13	12,122	11,545
2/28/2022	11,768.64	11,861	11,418
3/31/2022	11,912.48	12,028	11,099
4/30/2022	11,666.61	11,791	10,677
5/31/2022	11,774.09	11,907	10,741
6/30/2022	11,451.24	11,550	10,569
7/31/2022	11,556.1	11,702	10,823
8/31/2022	11,626.23	11,756	10,520
9/30/2022	11,393.08	11,536	10,067
10/31/2022	11,667.77	11,820	9,937
11/30/2022	11,951.1	12,195	10,304
12/31/2022	12,058.53	12,348	10,253
1/31/2023	12,330.22	12,595	10,571
2/28/2023	12,297.89	12,567	10,296
3/31/2023	12,232.86	12,485	10,553
4/30/2023	12,297.33	12,564	10,616
5/31/2023	12,339.91	12,616	10,500
6/30/2023	12,588.69	12,853	10,458
7/31/2023	12,824.88	13,091	10,447
8/31/2023	12,910.16	13,176	10,384
9/30/2023	13,046.05	13,304	10,125
10/31/2023	13,071.65	13,334	9,963
11/30/2023	13,477	13,776	10,411
12/31/2023	13,466.51	13,794	10,807
1/31/2024	13,667.45	13,994	10,774
2/29/2024	13,671.18	14,022	10,624
3/31/2024	13,785.65	14,139	10,719
4/30/2024	13,929.77	14,281	10,451
5/31/2024	14,040.82	14,394	10,629
6/30/2024	13,936.74	14,302	10,725
7/31/2024	14,016.54	14,370	10,971
8/31/2024	14,114.53	14,482	11,125
9/30/2024	14,286.86	14,637	11,269
10/31/2024	14,439.51	14,811	10,988
11/30/2024	14,531.8	14,909	11,109
12/31/2024	14,690.57	15,054	10,931
1/31/2025	14,766.23	15,135	10,985
2/28/2025	14,636.84	14,996	11,227
3/31/2025	14,583.82	14,937	11,227
4/30/2025	14,581.06	14,909	11,272
5/31/2025	14,912.73	15,249	11,193
6/30/2025	15,039.42	15,369	11,361
7/31/2025	15,200.67	15,546	11,327
8/31/2025	15,257.72	15,611	11,463
9/30/2025	15,398.69	15,747	11,589
10/31/2025	15,398.77	15,724	11,659
11/30/2025	15,441.95	15,763	11,728
12/31/2025	15,545	15,818	11,717
1/31/2026	15,639.91	15,968	11,728
2/28/2026	15,477.69	15,833	11,916
3/31/2026	15,508.44	15,834	11,702
4/30/2026	15,723.21	16,064	11,713
5/31/2026	15,885.83	16,258	11,748

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Investment Grade-Interest Rate Hedged	6.54%	5.26%	4.74%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index	6.62%	5.61%	4.98%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 309,081,471
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 825,958
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$309,081,471 Number of Portfolio Holdings188 Net Investment Advisory Fees$825,958 Portfolio Turnover Rate24%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Ultra Treasury Long Bond Futures	(4)%
U.S. 10 Year Treasury Note Futures	(39)%
U.S. Treasury Long Bond Futures	(47)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	37.2%
Communication Services	13.5%
Health Care	12.1%
Energy	8.7%
Information Technology	8.4%
Consumer Staples	7.8%
Industrials	4.6%
Materials	3.2%
Consumer Discretionary	2.9%
Utilities	1.6%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Morgan Stanley 4.38%, due 01/22/47	1.6%
Apple, Inc. 3.45%, due 02/09/45	1.5%
International Business Machines Corp. 4.25%, due 05/15/49	1.3%
Bank of America Corp. 5.88%, due 02/07/42	1.3%
RTX Corp. 4.50%, due 06/01/42	1.3%
Oracle Corp. 6.50%, due 04/15/38	1.2%
Home Depot, Inc. (The) 5.88%, due 12/16/36	1.2%
Time Warner Cable LLC 6.75%, due 06/15/39	1.2%
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.1%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.1%

C000171471
Shareholder Report [Line Items]
Fund Name	K-1 Free Crude Oil ETF
Trading Symbol	OILK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about K-1 Free Crude Oil ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OILK	$89	0.70%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.70%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (9/26/16)
K-1 Free Crude Oil ETF	56.29%	17.33%	3.68%
Bloomberg Commodity Balanced WTI Crude Oil Index	52.38%	15.19%	10.50%
S&P 500® Index	29.78%	14.14%	15.85%

Performance Inception Date	Sep. 26, 2016
AssetsNet	$ 276,173,800
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 693,316
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$276,173,800 Number of Portfolio Holdings6 Net Investment Advisory Fees$693,316 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
WTI Crude Oil Futures	97%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
WTI Crude Oil	100.0%

Largest Holdings [Text Block]

Largest Holdings

The K-1 Free Crude Oil ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000059344
Shareholder Report [Line Items]
Fund Name	Large Cap Core Plus
Trading Symbol	CSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CSM	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
Table Summary
	Large Cap Core Plus : $38,665	UBS 130/30 Large Cap Index : $41,328	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,019.09	10,023	10,026
7/31/2016	10,418.59	10,427	10,396
8/31/2016	10,441.11	10,454	10,411
9/30/2016	10,369.19	10,386	10,413
10/31/2016	10,252.06	10,274	10,223
11/30/2016	10,693.31	10,722	10,601
12/31/2016	10,904.69	10,938	10,811
1/31/2017	11,074.34	11,113	11,017
2/28/2017	11,510.98	11,557	11,454
3/31/2017	11,552.56	11,604	11,468
4/30/2017	11,697.1	11,754	11,586
5/31/2017	11,803.53	11,867	11,749
6/30/2017	11,919.65	11,989	11,822
7/31/2017	12,170.19	12,247	12,066
8/31/2017	12,187.89	12,270	12,103
9/30/2017	12,489.73	12,580	12,352
10/31/2017	12,719.65	12,820	12,640
11/30/2017	13,154.04	13,264	13,028
12/31/2017	13,358.25	13,477	13,173
1/31/2018	14,011.95	14,144	13,928
2/28/2018	13,556.6	13,691	13,414
3/31/2018	13,323.41	13,462	13,073
4/30/2018	13,340.19	13,487	13,123
5/31/2018	13,555.96	13,713	13,439
6/30/2018	13,594.64	13,759	13,522
7/31/2018	13,987.31	14,163	14,025
8/31/2018	14,515.89	14,708	14,483
9/30/2018	14,588.84	14,791	14,565
10/31/2018	13,534.53	13,729	13,569
11/30/2018	13,610.62	13,812	13,846
12/31/2018	12,312.8	12,506	12,595
1/31/2019	13,431.42	13,649	13,604
2/28/2019	13,813.11	14,046	14,041
3/31/2019	13,941.7	14,184	14,313
4/30/2019	14,509.37	14,769	14,893
5/31/2019	13,544.61	13,793	13,947
6/30/2019	14,407.29	14,680	14,931
7/31/2019	14,625.14	14,909	15,146
8/31/2019	14,190.39	14,474	14,906
9/30/2019	14,552.5	14,850	15,185
10/31/2019	14,801.67	15,111	15,515
11/30/2019	15,511.48	15,844	16,078
12/31/2019	15,912.06	16,263	16,563
1/31/2020	15,793.36	16,150	16,557
2/29/2020	14,346.97	14,679	15,194
3/31/2020	12,295.12	12,587	13,318
4/30/2020	13,891.28	14,229	15,025
5/31/2020	14,527.62	14,889	15,740
6/30/2020	14,752.05	15,127	16,053
7/31/2020	15,495.64	15,899	16,959
8/31/2020	16,553.61	16,994	18,178
9/30/2020	15,868.53	16,299	17,487
10/31/2020	15,294.34	15,719	17,022
11/30/2020	16,988.68	17,471	18,886
12/31/2020	17,663.34	18,175	19,611
1/31/2021	17,853.07	18,379	19,413
2/28/2021	18,053.36	18,596	19,949
3/31/2021	19,111.82	19,699	20,823
4/30/2021	20,171.3	20,802	21,935
5/31/2021	20,333.94	20,981	22,088
6/30/2021	20,848.85	21,526	22,603
7/31/2021	21,297.94	22,002	23,141
8/31/2021	22,028.06	22,770	23,844
9/30/2021	21,118.3	21,838	22,736
10/31/2021	22,408.42	23,184	24,329
11/30/2021	22,299.34	23,084	24,161
12/31/2021	23,445.58	24,287	25,244
1/31/2022	22,537.62	23,359	23,939
2/28/2022	22,058.57	22,875	23,223
3/31/2022	22,711.62	23,566	24,085
4/30/2022	20,966.19	21,768	21,984
5/31/2022	21,104.97	21,927	22,024
6/30/2022	18,976	19,728	20,207
7/31/2022	20,590.32	21,418	22,070
8/31/2022	19,870.87	20,684	21,170
9/30/2022	17,977.12	18,723	19,220
10/31/2022	19,622.93	20,449	20,777
11/30/2022	20,648.14	21,531	21,938
12/31/2022	19,259.87	20,095	20,674
1/31/2023	20,742.25	21,656	21,973
2/28/2023	20,250.74	21,156	21,437
3/31/2023	20,463.83	21,391	22,223
4/30/2023	20,516.92	21,459	22,570
5/31/2023	20,468.1	21,423	22,667
6/30/2023	21,933.18	22,972	24,165
7/31/2023	22,734.74	23,826	24,941
8/31/2023	22,167.61	23,250	24,545
9/30/2023	21,059.72	22,101	23,374
10/31/2023	20,627.49	21,661	22,883
11/30/2023	22,462.54	23,604	24,972
12/31/2023	23,716.89	24,936	26,106
1/31/2024	24,075.31	25,330	26,545
2/29/2024	25,387.36	26,725	27,962
3/31/2024	26,350.85	27,757	28,862
4/30/2024	25,025.58	26,377	27,685
5/31/2024	25,991.9	27,414	29,058
6/30/2024	26,975.61	28,467	30,101
7/31/2024	27,345.57	28,877	30,468
8/31/2024	27,835.47	29,414	31,209
9/30/2024	28,547.74	30,184	31,877
10/31/2024	28,286.16	29,922	31,587
11/30/2024	29,858	31,603	33,441
12/31/2024	28,964.85	30,674	32,645
1/31/2025	29,906.4	31,689	33,552
2/28/2025	29,467.25	31,246	33,116
3/31/2025	28,027.09	29,733	31,252
4/30/2025	27,798.29	29,507	31,039
5/31/2025	29,579.31	31,417	32,992
6/30/2025	31,016.34	32,959	34,671
7/31/2025	31,665.66	33,671	35,447
8/31/2025	32,694.72	34,786	36,167
9/30/2025	33,803.57	35,975	37,487
10/31/2025	34,637.89	36,885	38,364
11/30/2025	34,848.62	37,129	38,460
12/31/2025	35,236.96	37,567	38,483
1/31/2026	35,412.27	37,766	39,041
2/28/2026	35,001.23	37,347	38,745
3/31/2026	33,339.86	35,595	36,815
4/30/2026	36,640.77	39,144	40,677
5/31/2026	38,665.26	41,328	42,817

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Core Plus	30.71%	13.72%	14.48%
UBS 130/30 Large Cap Index	31.57%	14.51%	15.23%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 524,004,139
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 2,141,802
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$524,004,139 Number of Portfolio Holdings311 Net Investment Advisory Fees$2,141,802 Portfolio Turnover Rate69%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	90%
UBS 130/30 Large Cap Index (long portion) Long Swaps	39%
UBS 130/30 Large Cap Index (short portion) Short Swaps	(29)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	31.8%
Financials	12.5%
Industrials	10.9%
Health Care	9.2%
Consumer Discretionary	9.0%
Communication Services	8.5%
Consumer Staples	5.2%
Utilities	3.9%
Real Estate	3.6%
Energy	2.9%
Other	2.5%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	5.3%
Apple, Inc.	4.7%
Microsoft Corp.	3.4%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Meta Platforms, Inc., Class A	1.4%
Advanced Micro Devices, Inc.	1.1%

C000195298
Shareholder Report [Line Items]
Fund Name	Long Online/Short Stores ETF
Trading Symbol	CLIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CLIX	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
Table Summary
	Long Online/Short Stores ETF : $14,940	ProShares Long Online/Short Stores Index : $14,674	S&P 500® Index : $33,788
11/14/2017	10,000	10,000	10,000
11/30/2017	9,606.53	9,612	10,281
12/31/2017	9,812.34	9,825	10,395
1/31/2018	11,280.64	11,307	10,991
2/28/2018	11,548.69	11,583	10,585
3/31/2018	11,333.11	11,362	10,316
4/30/2018	11,350.63	11,378	10,356
5/31/2018	12,078.42	12,102	10,605
6/30/2018	12,276.53	12,300	10,671
7/31/2018	12,165.49	12,187	11,068
8/31/2018	12,276.13	12,299	11,429
9/30/2018	11,905.62	11,930	11,494
10/31/2018	10,364.71	10,386	10,708
11/30/2018	11,071.63	11,110	10,926
12/31/2018	10,498.12	10,538	9,939
1/31/2019	12,038.91	12,084	10,736
2/28/2019	12,505	12,550	11,080
3/31/2019	12,893.81	12,939	11,295
4/30/2019	13,168.43	13,213	11,753
5/31/2019	12,771.83	12,814	11,006
6/30/2019	13,607.5	13,651	11,782
7/31/2019	13,341.93	13,382	11,952
8/31/2019	12,731.5	12,767	11,763
9/30/2019	11,795.83	11,831	11,983
10/31/2019	11,776.34	11,807	12,243
11/30/2019	12,119.56	12,150	12,687
12/31/2019	12,259.12	12,288	13,071
1/31/2020	13,140	13,174	13,065
2/29/2020	13,435.37	13,471	11,990
3/31/2020	13,975.43	14,015	10,509
4/30/2020	16,352.88	16,407	11,857
5/31/2020	17,180.31	17,250	12,421
6/30/2020	18,200.51	18,282	12,668
7/31/2020	21,433.63	21,538	13,383
8/31/2020	22,255.95	22,378	14,345
9/30/2020	21,182.48	21,308	13,800
10/31/2020	21,353.03	21,492	13,433
11/30/2020	22,593.69	22,755	14,904
12/31/2020	23,421.38	23,602	15,476
1/31/2021	23,971.57	24,166	15,320
2/28/2021	23,795.12	23,992	15,742
3/31/2021	21,196.22	21,381	16,432
4/30/2021	21,363.74	21,574	17,309
5/31/2021	19,968.15	20,187	17,431
6/30/2021	21,008.83	21,261	17,837
7/31/2021	19,000.18	19,226	18,261
8/31/2021	18,268.16	18,503	18,816
9/30/2021	17,425.18	17,667	17,941
10/31/2021	17,593.53	17,854	19,199
11/30/2021	15,934.55	16,185	19,067
12/31/2021	14,071.19	14,304	19,921
1/31/2022	13,231.85	13,462	18,891
2/28/2022	12,618.1	12,850	18,326
3/31/2022	11,919.64	12,149	19,006
4/30/2022	9,888.33	10,086	17,349
5/31/2022	9,434.41	9,630	17,380
6/30/2022	9,092.94	9,285	15,946
7/31/2022	9,590.51	9,798	17,416
8/31/2022	9,311.22	9,514	16,706
9/30/2022	8,329.61	8,514	15,167
10/31/2022	7,470.16	7,634	16,396
11/30/2022	8,181.41	8,362	17,312
12/31/2022	7,495.77	7,661	16,315
1/31/2023	9,231.79	9,432	17,340
2/28/2023	8,311.68	8,488	16,916
3/31/2023	8,359.15	8,527	17,537
4/30/2023	7,815.76	7,963	17,811
5/31/2023	8,302.88	8,449	17,887
6/30/2023	8,870	9,015	19,070
7/31/2023	9,783.07	9,931	19,682
8/31/2023	9,340.17	9,464	19,369
9/30/2023	8,900.06	9,006	18,445
10/31/2023	8,649.33	8,729	18,058
11/30/2023	9,199.81	9,271	19,706
12/31/2023	9,658.62	9,722	20,601
1/31/2024	8,925.73	8,986	20,947
2/29/2024	9,951.57	10,012	22,066
3/31/2024	10,263.67	10,284	22,776
4/30/2024	10,577.46	10,592	21,847
5/31/2024	10,496.54	10,504	22,931
6/30/2024	10,808.69	10,811	23,754
7/31/2024	10,932.71	10,929	24,044
8/31/2024	10,697.75	10,687	24,628
9/30/2024	11,874.14	11,857	25,155
10/31/2024	11,674.96	11,653	24,926
11/30/2024	11,863.93	11,838	26,389
12/31/2024	11,656.22	11,627	25,761
1/31/2025	12,970.55	12,935	26,477
2/28/2025	12,427.56	12,388	26,133
3/31/2025	11,757.47	11,716	24,662
4/30/2025	11,437.89	11,393	24,494
5/31/2025	12,658.8	12,596	26,035
6/30/2025	13,301.78	13,221	27,360
7/31/2025	14,309.03	14,204	27,973
8/31/2025	14,359.66	14,237	28,541
9/30/2025	15,357.3	15,210	29,582
10/31/2025	15,588.6	15,412	30,275
11/30/2025	15,391.63	15,202	30,350
12/31/2025	15,473.66	15,268	30,368
1/31/2026	15,157.22	14,942	30,809
2/28/2026	13,857.4	13,650	30,575
3/31/2026	13,707.87	13,492	29,052
4/30/2026	15,190.92	14,935	32,100
5/31/2026	14,939.66	14,674	33,788

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/14/17)
Long Online/Short Stores ETF	18.02%	-5.64%	4.81%
ProShares Long Online/Short Stores Index	16.50%	-6.18%	4.59%
S&P 500® Index	29.78%	14.14%	15.31%

Performance Inception Date	Nov. 14, 2017
AssetsNet	$ 7,275,067
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 49,914
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,275,067 Number of Portfolio Holdings32 Net Investment Advisory Fees$49,914 Portfolio Turnover Rate57%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	87%
ProShares Online Retail Index Long Swaps	13%
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(50)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	98.1%
Consumer Staples	1.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Amazon.com, Inc.	21.5%
Alibaba Group Holding Ltd. (ADR)	10.3%
eBay, Inc.	9.5%
Carvana Co., Class A	4.1%
Coupang, Inc.	3.8%
Chewy, Inc., Class A	3.6%
Etsy, Inc.	3.6%
Wayfair, Inc., Class A	3.5%
Bed Bath & Beyond, Inc.	3.5%
Revolve Group, Inc., Class A	3.4%

C000115055
Shareholder Report [Line Items]
Fund Name	Merger ETF
Trading Symbol	MRGR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MRGR	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
Table Summary
	Merger ETF : $14,087	S&P Merger Arbitrage Index : $15,322	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	9,935.56	9,941	10,019
7/31/2016	9,905.37	9,923	10,418
8/31/2016	9,801.61	9,819	10,446
9/30/2016	9,859.97	9,882	10,465
10/31/2016	9,694.76	9,724	10,236
11/30/2016	9,734.41	9,772	10,690
12/31/2016	9,738.28	9,790	10,898
1/31/2017	9,760.68	9,816	11,110
2/28/2017	9,713.52	9,781	11,520
3/31/2017	9,678.02	9,748	11,529
4/30/2017	9,731.05	9,743	11,649
5/31/2017	9,787.5	9,812	11,768
6/30/2017	9,866.32	9,894	11,876
7/31/2017	9,845.87	9,892	12,100
8/31/2017	9,878.72	9,930	12,122
9/30/2017	9,854.09	9,921	12,418
10/31/2017	9,908.11	9,981	12,687
11/30/2017	9,905.74	9,985	13,072
12/31/2017	9,954.51	10,040	13,204
1/31/2018	9,881.78	9,974	13,905
2/28/2018	9,742.6	9,843	13,391
3/31/2018	9,681.18	9,787	13,125
4/30/2018	9,692.09	9,787	13,173
5/31/2018	9,798.34	9,908	13,545
6/30/2018	9,852.52	9,978	13,635
7/31/2018	9,972.24	10,111	14,090
8/31/2018	10,066.55	10,203	14,581
9/30/2018	10,134.24	10,257	14,604
10/31/2018	10,145.67	10,284	13,522
11/30/2018	10,301.55	10,449	13,792
12/31/2018	10,326.49	10,488	12,505
1/31/2019	10,381.03	10,553	13,582
2/28/2019	10,347.26	10,530	14,059
3/31/2019	10,397.69	10,588	14,261
4/30/2019	10,418.06	10,625	14,829
5/31/2019	10,401.55	10,606	13,872
6/30/2019	10,452.37	10,665	14,845
7/31/2019	10,550.98	10,772	15,063
8/31/2019	10,541.22	10,769	14,759
9/30/2019	10,548.84	10,790	15,013
10/31/2019	10,637.56	10,882	15,331
11/30/2019	10,655.52	10,912	15,911
12/31/2019	10,776.99	11,029	16,369
1/31/2020	10,846.25	11,109	16,349
2/29/2020	10,885.39	11,152	15,010
3/31/2020	10,431.83	10,670	12,937
4/30/2020	10,730.88	10,981	14,653
5/31/2020	10,594.91	10,852	15,440
6/30/2020	10,620	10,884	15,795
7/31/2020	10,803.09	11,078	16,687
8/31/2020	10,779.84	11,059	17,887
9/30/2020	10,829.75	11,116	17,229
10/31/2020	10,923.16	11,225	16,862
11/30/2020	10,947.5	11,262	18,922
12/31/2020	11,068.36	11,390	19,772
1/31/2021	11,118.99	11,448	19,708
2/28/2021	11,138.16	11,478	20,339
3/31/2021	11,212.12	11,565	21,047
4/30/2021	11,433.13	11,805	22,127
5/31/2021	11,518.55	11,907	22,226
6/30/2021	11,493.58	11,895	22,789
7/31/2021	11,400.95	11,814	23,180
8/31/2021	11,570.59	12,003	23,843
9/30/2021	11,536.81	11,976	22,761
10/31/2021	11,670.52	12,127	24,291
11/30/2021	11,646.06	12,132	23,933
12/31/2021	11,673.86	12,173	24,843
1/31/2022	11,544.8	12,047	23,350
2/28/2022	11,484.82	12,005	22,764
3/31/2022	11,518.42	12,051	23,501
4/30/2022	11,465.84	12,008	21,381
5/31/2022	11,395.81	11,944	21,339
6/30/2022	11,373.19	11,926	19,544
7/31/2022	11,289.03	11,858	21,377
8/31/2022	11,343.29	11,933	20,569
9/30/2022	11,245.32	11,842	18,652
10/31/2022	11,351.73	11,966	20,174
11/30/2022	11,118.77	11,733	21,239
12/31/2022	11,173.28	11,803	19,991
1/31/2023	10,917.08	11,543	21,384
2/28/2023	10,889.28	11,501	20,888
3/31/2023	10,996.2	11,628	21,437
4/30/2023	11,016.11	11,657	21,652
5/31/2023	10,938.89	11,581	21,745
6/30/2023	10,996.9	11,653	23,234
7/31/2023	11,046.06	11,716	24,071
8/31/2023	11,355.29	12,047	23,599
9/30/2023	11,393.35	12,096	22,468
10/31/2023	11,423.48	12,146	21,864
11/30/2023	11,466.72	12,201	23,917
12/31/2023	11,701.89	12,451	25,197
1/31/2024	11,654.2	12,409	25,476
2/29/2024	11,695.74	12,459	26,862
3/31/2024	11,806	12,584	27,730
4/30/2024	11,714.36	12,493	26,507
5/31/2024	11,720.87	12,507	27,766
6/30/2024	11,805.55	12,613	28,630
7/31/2024	11,959.31	12,793	29,156
8/31/2024	12,177.39	13,038	29,780
9/30/2024	12,219.27	13,093	30,394
10/31/2024	12,343.81	13,233	30,178
11/30/2024	12,275.75	13,166	32,188
12/31/2024	12,337.28	13,243	31,219
1/31/2025	12,512.69	13,441	32,177
2/28/2025	12,641.07	13,574	31,569
3/31/2025	12,587.96	13,519	29,700
4/30/2025	12,581.9	13,523	29,495
5/31/2025	12,657.82	13,613	31,386
6/30/2025	12,717.02	13,687	32,993
7/31/2025	12,866.4	13,837	33,745
8/31/2025	12,995.07	14,007	34,511
9/30/2025	13,093.36	14,125	35,702
10/31/2025	13,475.22	14,574	36,487
11/30/2025	13,748.73	14,888	36,546
12/31/2025	13,770.49	14,930	36,542
1/31/2026	13,836.54	15,002	37,112
2/28/2026	13,879.17	15,057	36,908
3/31/2026	13,973.59	15,167	35,085
4/30/2026	14,020.91	15,232	38,744
5/31/2026	14,087.19	15,322	40,747

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Merger ETF	11.29%	4.11%	3.49%
S&P Merger Arbitrage Index	12.55%	5.16%	4.35%
S&P Total Market Index	29.84%	12.88%	15.08%

AssetsNet	$ 15,871,216
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	431.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,871,216 Number of Portfolio Holdings65 Net Investment Advisory Fees$- Portfolio Turnover Rate431%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	94%
S&P Merger Arbitrage Index (long exposure to Targets) Long Swaps	27%
S&P Merger Arbitrage Index (short exposure to Acquirers) Short Swaps	(43)%
Goldman Sachs International Forwards	(26)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	24.9%
Financials	12.3%
Industrials	10.0%
Materials	8.4%
Utilities	7.6%
Real Estate	7.5%
Communication Services	7.4%
Energy	7.4%
Consumer Discretionary	6.8%
Information Technology	5.1%
Other	2.6%

Country Weights

Table Summary
Country	% of Exposure
United States	67.2%
Canada	13.3%
United Kingdom	12.3%
Australia	4.7%
Italy	2.5%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Teck Resources Ltd., Class B	3.6%
Thermon Group Holdings, Inc.	2.6%
Northwestern Energy Group, Inc.	2.6%
Valaris Ltd.	2.5%
Globalstar, Inc.	2.5%
Silicon Laboratories, Inc.	2.5%
National Storage Affiliates Trust	2.4%
Kenvue, Inc.	2.4%
Organon & Co.	2.4%
Allfunds Group plc	2.4%

C000234747
Shareholder Report [Line Items]
Fund Name	Metaverse ETF
Trading Symbol	VERS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VERS	$77	0.58%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	Metaverse ETF : $20,697	Solactive Metaverse Theme Index : $20,842	MSCI ACWI Index : $18,571
3/15/2022	10,000	10,000	10,000
3/31/2022	11,168.49	11,166	10,721
4/30/2022	9,103.77	9,118	9,866
5/31/2022	8,888.09	8,908	9,885
6/30/2022	8,210.93	8,231	9,056
7/31/2022	9,278.95	9,308	9,691
8/31/2022	8,741.72	8,772	9,339
9/30/2022	7,474.29	7,502	8,449
10/31/2022	7,461.78	7,493	8,961
11/30/2022	7,915.97	7,951	9,660
12/31/2022	7,070.93	7,103	9,283
1/31/2023	8,473.56	8,514	9,950
2/28/2023	8,055.38	8,094	9,669
3/31/2023	8,635.62	8,677	9,973
4/30/2023	8,076.93	8,116	10,122
5/31/2023	9,152.13	9,197	10,021
6/30/2023	9,893.35	9,933	10,607
7/31/2023	10,494.48	10,540	10,998
8/31/2023	9,425.46	9,463	10,696
9/30/2023	8,874.95	8,908	10,257
10/31/2023	8,492.62	8,525	9,952
11/30/2023	9,681.88	9,721	10,875
12/31/2023	10,686.53	10,729	11,401
1/31/2024	10,300.69	10,342	11,471
2/29/2024	10,649.91	10,694	11,968
3/31/2024	10,463.12	10,506	12,343
4/30/2024	9,898.74	9,938	11,947
5/31/2024	10,635.97	10,681	12,439
6/30/2024	11,044.36	11,090	12,721
7/31/2024	11,095	11,139	12,929
8/31/2024	10,854.99	10,898	13,261
9/30/2024	11,182.85	11,227	13,574
10/31/2024	11,079.31	11,123	13,274
11/30/2024	11,979.42	12,032	13,775
12/31/2024	12,518.22	12,575	13,454
1/31/2025	13,847.97	13,911	13,909
2/28/2025	13,043.08	13,095	13,829
3/31/2025	11,720.83	11,757	13,290
4/30/2025	11,680.08	11,709	13,420
5/31/2025	12,600.08	12,630	14,200
6/30/2025	13,527.33	13,568	14,843
7/31/2025	14,172.66	14,223	15,048
8/31/2025	14,476.21	14,532	15,426
9/30/2025	15,577.88	15,646	15,990
10/31/2025	16,470.69	16,549	16,352
11/30/2025	15,545.68	15,624	16,355
12/31/2025	15,767	15,852	16,530
1/31/2026	15,138.67	15,226	17,023
2/28/2026	14,388.76	14,474	17,246
3/31/2026	13,672.4	13,756	16,016
4/30/2026	17,280.31	17,394	17,651
5/31/2026	20,696.52	20,842	18,571

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (3/15/22)
Metaverse ETF	64.25%	18.86%
Solactive Metaverse Theme Index	65.00%	19.06%
MSCI ACWI Index	30.80%	15.85%

Performance Inception Date	Mar. 15, 2022
AssetsNet	$ 7,275,074
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 33,477
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,275,074 Number of Portfolio Holdings41 Net Investment Advisory Fees$33,477 Portfolio Turnover Rate74%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	76.6%
Communication Services	16.2%
Consumer Discretionary	5.9%
Real Estate	1.3%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Micron Technology, Inc.	6.9%
Himax Technologies, Inc. (ADR)	6.4%
QUALCOMM, Inc.	5.5%
Kopin Corp.	5.1%
ARM Holdings plc (ADR)	4.6%
Vuzix Corp.	4.6%
Apple, Inc.	3.9%
Amazon.com, Inc.	3.9%
NVIDIA Corp.	3.9%
Alphabet, Inc., Class A	3.8%

C000144590
Shareholder Report [Line Items]
Fund Name	MSCI EAFE Dividend Growers ETF
Trading Symbol	EFAD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFAD	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
Table Summary
	MSCI EAFE Dividend Growers ETF : $15,266	MSCI EAFE Dividend Masters Index : $15,955	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000	10,000
6/30/2016	9,859.34	9,862	9,664
7/31/2016	10,230.12	10,238	10,154
8/31/2016	10,052.62	10,057	10,161
9/30/2016	9,963.19	9,972	10,286
10/31/2016	9,256.27	9,267	10,075
11/30/2016	9,050.65	9,065	9,875
12/31/2016	9,319.4	9,343	10,212
1/31/2017	9,320.37	9,347	10,509
2/28/2017	9,562.12	9,593	10,659
3/31/2017	9,744.55	9,780	10,952
4/30/2017	10,183.08	10,219	11,230
5/31/2017	10,637.98	10,681	11,642
6/30/2017	10,511	10,556	11,621
7/31/2017	10,686.69	10,736	11,956
8/31/2017	10,706.58	10,764	11,951
9/30/2017	10,915.02	10,980	12,249
10/31/2017	11,022.07	11,094	12,435
11/30/2017	11,133.99	11,211	12,566
12/31/2017	11,344.63	11,430	12,768
1/31/2018	11,686.72	11,780	13,409
2/28/2018	11,139.34	11,230	12,804
3/31/2018	11,102.27	11,194	12,552
4/30/2018	11,351.18	11,447	12,861
5/31/2018	11,321.34	11,420	12,571
6/30/2018	11,330.55	11,434	12,418
7/31/2018	11,633.48	11,747	12,723
8/31/2018	11,499.76	11,616	12,478
9/30/2018	11,411.19	11,532	12,586
10/31/2018	10,553.11	10,664	11,584
11/30/2018	10,535.68	10,650	11,569
12/31/2018	10,038.45	10,148	11,008
1/31/2019	10,692.47	10,816	11,732
2/28/2019	10,954.62	11,087	12,031
3/31/2019	11,068.29	11,204	12,107
4/30/2019	11,181.3	11,321	12,447
5/31/2019	10,787.32	10,922	11,849
6/30/2019	11,344.96	11,494	12,552
7/31/2019	11,237.99	11,392	12,393
8/31/2019	11,044.39	11,200	12,072
9/30/2019	11,378.97	11,545	12,418
10/31/2019	11,861.85	12,041	12,864
11/30/2019	12,006.41	12,206	13,009
12/31/2019	12,453.85	12,666	13,432
1/31/2020	12,338.93	12,555	13,151
2/29/2020	11,242.48	11,435	11,962
3/31/2020	9,819.66	9,984	10,365
4/30/2020	10,640.44	10,832	11,035
5/31/2020	11,099.38	11,305	11,515
6/30/2020	11,466.71	11,691	11,907
7/31/2020	11,633.38	11,864	12,184
8/31/2020	12,272.42	12,524	12,810
9/30/2020	12,252.07	12,510	12,477
10/31/2020	11,749.64	11,997	11,979
11/30/2020	13,204.59	13,496	13,836
12/31/2020	13,611.28	13,930	14,479
1/31/2021	13,407.43	13,725	14,325
2/28/2021	13,175.11	13,491	14,645
3/31/2021	13,575.36	13,909	14,982
4/30/2021	13,967.53	14,314	15,433
5/31/2021	14,351.18	14,710	15,987
6/30/2021	14,414.72	14,782	15,757
7/31/2021	14,988.55	15,381	15,875
8/31/2021	15,300.25	15,707	16,155
9/30/2021	14,636.41	15,028	15,686
10/31/2021	14,880.03	15,284	16,072
11/30/2021	14,270.31	14,660	15,325
12/31/2021	14,678.8	15,093	16,109
1/31/2022	13,284.18	13,658	15,331
2/28/2022	13,092.37	13,462	15,060
3/31/2022	13,081.17	13,454	15,156
4/30/2022	12,204.04	12,549	14,176
5/31/2022	11,963.58	12,298	14,282
6/30/2022	11,205.2	11,516	12,957
7/31/2022	11,877.7	12,217	13,602
8/31/2022	11,232.29	11,554	12,956
9/30/2022	10,274.42	10,565	11,744
10/31/2022	10,590.32	10,897	12,376
11/30/2022	11,558.99	11,905	13,770
12/31/2022	11,581.31	11,929	13,781
1/31/2023	12,201.66	12,579	14,897
2/28/2023	11,831.16	12,199	14,586
3/31/2023	12,237.1	12,623	14,947
4/30/2023	12,623.49	13,025	15,369
5/31/2023	12,083.61	12,464	14,719
6/30/2023	12,182.4	12,571	15,389
7/31/2023	12,561.14	12,970	15,887
8/31/2023	12,227.37	12,629	15,279
9/30/2023	11,641.03	12,024	14,756
10/31/2023	11,152.37	11,517	14,159
11/30/2023	12,124.77	12,536	15,472
12/31/2023	12,966.91	13,421	16,294
1/31/2024	12,957.77	13,419	16,389
2/29/2024	12,980.93	13,450	16,688
3/31/2024	13,120.42	13,598	17,219
4/30/2024	12,594.27	13,050	16,797
5/31/2024	12,833.34	13,299	17,447
6/30/2024	12,821.37	13,291	17,166
7/31/2024	13,465.92	13,972	17,669
8/31/2024	14,110.85	14,651	18,244
9/30/2024	14,297.1	14,852	18,411
10/31/2024	13,332.76	13,848	17,410
11/30/2024	13,299.14	13,823	17,311
12/31/2024	12,782.68	13,288	16,918
1/31/2025	13,232.23	13,766	17,808
2/28/2025	13,261.17	13,802	18,153
3/31/2025	13,269.07	13,807	18,080
4/30/2025	14,152.99	14,731	18,908
5/31/2025	14,574.23	15,176	19,775
6/30/2025	14,849.29	15,467	20,210
7/31/2025	14,205.43	14,798	19,927
8/31/2025	14,659.91	15,280	20,775
9/30/2025	14,757.44	15,386	21,172
10/31/2025	14,583.01	15,207	21,422
11/30/2025	14,707.55	15,345	21,555
12/31/2025	14,733.86	15,376	22,202
1/31/2026	15,035.25	15,701	23,361
2/28/2026	15,604.64	16,310	24,442
3/31/2026	14,246.18	14,883	21,927
4/30/2026	14,997.79	15,674	23,561
5/31/2026	15,265.72	15,955	24,284

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
MSCI EAFE Dividend Growers ETF	4.74%	1.24%	4.32%
MSCI EAFE Dividend Masters Index	5.13%	1.64%	4.78%
MSCI EAFE Index	22.80%	8.71%	9.27%

AssetsNet	$ 61,783,813
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 329,064
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$61,783,813 Number of Portfolio Holdings77 Net Investment Advisory Fees$329,064 Portfolio Turnover Rate38%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	20.3%
Information Technology	15.5%
Industrials	14.6%
Financials	11.6%
Materials	9.6%
Consumer Staples	7.9%
Utilities	7.8%
Communication Services	6.3%
Real Estate	3.9%
Consumer Discretionary	2.5%

Country Weights

Table Summary
Country	% of Exposure
Japan	24.0%
Switzerland	13.5%
United Kingdom	13.3%
Australia	10.6%
Belgium	6.9%
Germany	5.2%
Italy	4.1%
France	4.1%
Hong Kong	3.7%
Netherlands	2.7%
Other	11.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Murata Manufacturing Co. Ltd.	2.0%
Logitech International SA (Registered)	1.5%
Fisher & Paykel Healthcare Corp. Ltd.	1.5%
Financiere de Tubize SA	1.5%
ASML Holding NV	1.4%
Lasertec Corp.	1.4%
Sika AG (Registered)	1.4%
Buzzi SpA	1.4%
UCB SA	1.4%
Sonic Healthcare Ltd.	1.4%

C000144591
Shareholder Report [Line Items]
Fund Name	MSCI Emerging Markets Dividend Growers ETF
Trading Symbol	EMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMDV	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
Table Summary
	MSCI Emerging Markets Dividend Growers ETF : $13,364	MSCI Emerging Markets Dividend Masters Index : $14,887	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000	10,000
6/30/2016	10,338.03	10,369	10,400
7/31/2016	10,919.45	10,955	10,923
8/31/2016	10,912.76	10,956	11,195
9/30/2016	11,002.59	11,049	11,340
10/31/2016	10,896.18	10,956	11,367
11/30/2016	10,182.95	10,251	10,844
12/31/2016	10,292.27	10,386	10,868
1/31/2017	10,644.8	10,733	11,462
2/28/2017	10,952.31	11,062	11,813
3/31/2017	11,358.76	11,457	12,111
4/30/2017	11,502.05	11,603	12,376
5/31/2017	11,774	11,884	12,742
6/30/2017	11,821.47	11,954	12,871
7/31/2017	12,326.46	12,471	13,638
8/31/2017	12,591.73	12,751	13,942
9/30/2017	12,324.28	12,489	13,886
10/31/2017	12,442.85	12,618	14,374
11/30/2017	12,657.09	12,882	14,402
12/31/2017	13,513.48	13,760	14,920
1/31/2018	14,259.86	14,517	16,162
2/28/2018	13,923.98	14,177	15,417
3/31/2018	13,933.84	14,180	15,110
4/30/2018	13,703.36	13,980	15,064
5/31/2018	13,306.81	13,597	14,530
6/30/2018	12,834.28	13,125	13,927
7/31/2018	13,489.6	13,825	14,234
8/31/2018	13,072.64	13,410	13,849
9/30/2018	12,752.81	13,114	13,776
10/31/2018	11,771.74	12,109	12,576
11/30/2018	12,691.5	13,059	13,094
12/31/2018	12,607.42	13,018	12,747
1/31/2019	13,406.03	13,851	13,864
2/28/2019	13,403.14	13,857	13,894
3/31/2019	13,528.56	13,994	14,011
4/30/2019	13,682.45	14,155	14,307
5/31/2019	13,195.75	13,671	13,268
6/30/2019	13,744.59	14,249	14,096
7/31/2019	13,559.25	14,107	13,924
8/31/2019	13,079.78	13,579	13,245
9/30/2019	13,249.72	13,765	13,498
10/31/2019	13,841.76	14,411	14,067
11/30/2019	13,598.19	14,174	14,047
12/31/2019	14,322.62	14,945	15,095
1/31/2020	13,709.57	14,291	14,392
2/29/2020	12,665.45	13,183	13,633
3/31/2020	10,156.59	10,611	11,534
4/30/2020	10,991.24	11,500	12,590
5/31/2020	10,953.46	11,436	12,687
6/30/2020	11,644.41	12,161	13,620
7/31/2020	12,193.28	12,763	14,838
8/31/2020	12,332.96	12,925	15,165
9/30/2020	12,124.76	12,721	14,923
10/31/2020	12,263.33	12,885	15,230
11/30/2020	13,610.73	14,328	16,639
12/31/2020	14,454.02	15,324	17,862
1/31/2021	14,351.26	15,201	18,410
2/28/2021	14,543.45	15,394	18,550
3/31/2021	14,814.23	15,725	18,270
4/30/2021	14,761.61	15,661	18,725
5/31/2021	15,408.36	16,366	18,940
6/30/2021	15,127.41	16,101	19,192
7/31/2021	14,309.22	15,228	17,901
8/31/2021	14,893.22	15,887	18,370
9/30/2021	14,712.65	15,732	17,640
10/31/2021	14,567.03	15,547	17,815
11/30/2021	13,981.58	14,921	17,088
12/31/2021	14,551.01	15,586	17,409
1/31/2022	14,461.53	15,477	17,080
2/28/2022	13,937.36	14,987	16,570
3/31/2022	13,319.78	14,302	16,195
4/30/2022	12,746.59	13,630	15,295
5/31/2022	12,816.85	13,696	15,362
6/30/2022	12,509.3	13,353	14,340
7/31/2022	12,221.72	13,086	14,305
8/31/2022	11,912.36	12,794	14,365
9/30/2022	10,776.11	11,550	12,681
10/31/2022	10,175.62	10,896	12,288
11/30/2022	11,886.18	12,772	14,110
12/31/2022	11,929.67	12,855	13,911
1/31/2023	12,760.52	13,733	15,010
2/28/2023	12,329.55	13,269	14,038
3/31/2023	12,387.36	13,352	14,463
4/30/2023	12,374.79	13,357	14,300
5/31/2023	11,951.51	12,923	14,059
6/30/2023	12,220.71	13,240	14,594
7/31/2023	12,890.97	13,995	15,503
8/31/2023	11,740.46	12,753	14,548
9/30/2023	11,486.35	12,470	14,167
10/31/2023	10,994.85	11,904	13,616
11/30/2023	11,545.72	12,530	14,705
12/31/2023	11,854.16	12,932	15,280
1/31/2024	11,316.19	12,367	14,571
2/29/2024	11,913.51	13,012	15,264
3/31/2024	11,698.85	12,766	15,600
4/30/2024	11,799.28	12,896	15,713
5/31/2024	11,773.39	12,856	15,801
6/30/2024	11,657.33	12,772	16,423
7/31/2024	11,812.18	13,016	16,472
8/31/2024	11,858.44	13,074	16,738
9/30/2024	13,118.23	14,504	17,856
10/31/2024	12,269.26	13,503	17,061
11/30/2024	11,983.54	13,209	16,449
12/31/2024	11,888.63	13,070	16,426
1/31/2025	11,816.91	12,993	16,720
2/28/2025	11,707.65	12,846	16,800
3/31/2025	11,924.51	13,103	16,906
4/30/2025	12,126.23	13,365	17,127
5/31/2025	12,390.94	13,666	17,858
6/30/2025	12,699.77	14,018	18,932
7/31/2025	12,708.55	14,025	19,301
8/31/2025	12,822.55	14,163	19,548
9/30/2025	12,652.49	13,963	20,946
10/31/2025	12,886.23	14,263	21,821
11/30/2025	13,180.29	14,641	21,300
12/31/2025	13,182.36	14,654	21,937
1/31/2026	13,281.03	14,767	23,878
2/28/2026	13,537.93	15,046	25,191
3/31/2026	12,709.98	14,106	21,901
4/30/2026	13,264.17	14,769	25,123
5/31/2026	13,364.35	14,887	27,557

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
MSCI Emerging Markets Dividend Growers ETF	7.82%	-2.81%	2.94%
MSCI Emerging Markets Dividend Masters Index	8.93%	-1.87%	4.06%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

AssetsNet	$ 7,344,346
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 43,698
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,344,346 Number of Portfolio Holdings49 Net Investment Advisory Fees$43,698 Portfolio Turnover Rate56%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	23.1%
Information Technology	23.0%
Consumer Staples	17.2%
Utilities	8.8%
Health Care	8.7%
Industrials	6.6%
Communication Services	5.9%
Consumer Discretionary	4.5%
Materials	2.2%

Country Weights

Table Summary
Country	% of Exposure
China	47.3%
India	21.5%
Taiwan	7.3%
South Korea	4.7%
Brazil	4.4%
South Africa	4.1%
Colombia	2.4%
Mexico	2.2%
Thailand	2.2%
Saudi Arabia	2.2%
Other	1.7%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Suzhou TFC Optical Communication Co. Ltd., Class A	2.8%
Wistron Corp.	2.6%
Lotes Co. Ltd.	2.5%
Hankook Tire & Technology Co. Ltd.	2.4%
Interconexion Electrica SA ESP	2.3%
WEG SA	2.3%
Yuhan Corp.	2.2%
Persistent Systems Ltd.	2.2%
Mphasis Ltd.	2.2%
Pidilite Industries Ltd.	2.2%

C000144592
Shareholder Report [Line Items]
Fund Name	MSCI Europe Dividend Growers ETF
Trading Symbol	EUDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUDV	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
Table Summary
	MSCI Europe Dividend Growers ETF : $17,068	MSCI Europe Dividend Masters Index : $18,020	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000	10,000
6/30/2016	9,800.04	9,806	9,664
7/31/2016	10,116.42	10,128	10,154
8/31/2016	9,919.17	9,934	10,161
9/30/2016	9,840.79	9,862	10,286
10/31/2016	9,096.36	9,118	10,075
11/30/2016	8,934.68	8,959	9,875
12/31/2016	9,287.62	9,326	10,212
1/31/2017	9,211.31	9,253	10,509
2/28/2017	9,499.96	9,548	10,659
3/31/2017	9,772.52	9,825	10,952
4/30/2017	10,261.24	10,315	11,230
5/31/2017	10,813.44	10,878	11,642
6/30/2017	10,611.79	10,679	11,621
7/31/2017	10,792.17	10,866	11,956
8/31/2017	10,794.44	10,877	11,951
9/30/2017	11,098.63	11,190	12,249
10/31/2017	11,162.9	11,262	12,435
11/30/2017	11,045.61	11,149	12,566
12/31/2017	11,271.02	11,385	12,768
1/31/2018	11,662.81	11,786	13,409
2/28/2018	11,044.02	11,162	12,804
3/31/2018	10,992.42	11,111	12,552
4/30/2018	11,282.22	11,406	12,861
5/31/2018	11,313.14	11,443	12,571
6/30/2018	11,405.21	11,543	12,418
7/31/2018	11,751.88	11,903	12,723
8/31/2018	11,628.6	11,784	12,478
9/30/2018	11,468.35	11,627	12,586
10/31/2018	10,560.31	10,705	11,584
11/30/2018	10,533.91	10,682	11,569
12/31/2018	10,005.58	10,148	11,008
1/31/2019	10,650.73	10,811	11,732
2/28/2019	10,845.41	11,014	12,031
3/31/2019	10,968.5	11,143	12,107
4/30/2019	11,251.33	11,434	12,447
5/31/2019	10,658.37	10,829	11,849
6/30/2019	11,300.35	11,492	12,552
7/31/2019	11,086.96	11,279	12,393
8/31/2019	10,974.61	11,171	12,072
9/30/2019	11,303.76	11,514	12,418
10/31/2019	11,812.17	12,039	12,864
11/30/2019	12,033.48	12,311	13,009
12/31/2019	12,561.67	12,859	13,432
1/31/2020	12,494.14	12,796	13,151
2/29/2020	11,441.78	11,713	11,962
3/31/2020	9,788.45	10,013	10,365
4/30/2020	10,626.47	10,889	11,035
5/31/2020	11,117.03	11,392	11,515
6/30/2020	11,622.96	11,930	11,907
7/31/2020	12,020.7	12,342	12,184
8/31/2020	12,557.64	12,905	12,810
9/30/2020	12,398.42	12,747	12,477
10/31/2020	11,712.62	12,040	11,979
11/30/2020	12,916.8	13,285	13,836
12/31/2020	13,366.37	13,778	14,479
1/31/2021	13,197.45	13,608	14,325
2/28/2021	12,992.47	13,401	14,645
3/31/2021	13,304.48	13,732	14,982
4/30/2021	14,149.75	14,610	15,433
5/31/2021	14,746.08	15,228	15,987
6/30/2021	14,907.01	15,406	15,757
7/31/2021	15,777.63	16,320	15,875
8/31/2021	16,059.11	16,618	16,155
9/30/2021	14,990.93	15,517	15,686
10/31/2021	15,585.93	16,142	16,072
11/30/2021	15,071.53	15,616	15,325
12/31/2021	15,914.01	16,509	16,109
1/31/2022	14,278.96	14,812	15,331
2/28/2022	14,059.02	14,588	15,060
3/31/2022	14,243.5	14,784	15,156
4/30/2022	13,370.79	13,874	14,176
5/31/2022	12,742.6	13,213	14,282
6/30/2022	11,774.36	12,207	12,957
7/31/2022	12,497.93	12,971	13,602
8/31/2022	11,507.07	11,941	12,956
9/30/2022	10,517.96	10,913	11,744
10/31/2022	11,143.2	11,572	12,376
11/30/2022	12,012.47	12,485	13,770
12/31/2022	11,940.93	12,412	13,781
1/31/2023	12,770.09	13,288	14,897
2/28/2023	12,725.52	13,250	14,586
3/31/2023	13,299.3	13,850	14,947
4/30/2023	13,918	14,497	15,369
5/31/2023	13,120.39	13,654	14,719
6/30/2023	13,421.08	13,975	15,389
7/31/2023	13,925.17	14,509	15,887
8/31/2023	13,500.56	14,071	15,279
9/30/2023	12,752.97	13,294	14,756
10/31/2023	12,236.7	12,757	14,159
11/30/2023	13,522.06	14,114	15,472
12/31/2023	14,412.7	15,064	16,294
1/31/2024	14,415	15,076	16,389
2/29/2024	14,550.1	15,227	16,688
3/31/2024	14,782.39	15,475	17,219
4/30/2024	14,284.21	14,951	16,797
5/31/2024	14,749.76	15,440	17,447
6/30/2024	14,734.99	15,432	17,166
7/31/2024	15,380.52	16,122	17,669
8/31/2024	15,938.74	16,718	18,244
9/30/2024	16,191.73	16,997	18,411
10/31/2024	15,068.01	15,814	17,410
11/30/2024	15,059.81	15,817	17,311
12/31/2024	14,440.99	15,171	16,918
1/31/2025	15,264.5	16,057	17,808
2/28/2025	15,177.85	15,971	18,153
3/31/2025	15,107.75	15,895	18,080
4/30/2025	16,090.51	16,928	18,908
5/31/2025	16,594.48	17,461	19,775
6/30/2025	16,839.61	17,728	20,210
7/31/2025	15,951.69	16,794	19,927
8/31/2025	16,397.97	17,276	20,775
9/30/2025	16,420.09	17,305	21,172
10/31/2025	16,215.19	17,093	21,422
11/30/2025	16,301.4	17,195	21,555
12/31/2025	16,475.56	17,386	22,202
1/31/2026	16,826.25	17,763	23,361
2/28/2026	17,444.11	18,431	24,442
3/31/2026	15,897.08	16,787	21,927
4/30/2026	16,849.28	17,798	23,561
5/31/2026	17,067.73	18,020	24,284

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
MSCI Europe Dividend Growers ETF	2.86%	2.97%	5.49%
MSCI Europe Dividend Masters Index	3.21%	3.42%	6.06%
MSCI EAFE Index	22.80%	8.71%	9.27%

AssetsNet	$ 8,405,818
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 47,381
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,405,818 Number of Portfolio Holdings47 Net Investment Advisory Fees$47,381 Portfolio Turnover Rate38%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.9%
Health Care	18.0%
Information Technology	13.6%
Financials	12.9%
Materials	11.6%
Utilities	8.8%
Consumer Staples	8.8%
Communication Services	4.1%
Real Estate	2.3%

Country Weights

Table Summary
Country	% of Exposure
Switzerland	22.4%
United Kingdom	22.0%
Belgium	11.6%
Germany	8.6%
Italy	6.8%
France	6.7%
Netherlands	4.5%
Spain	4.4%
Denmark	4.4%
Sweden	2.3%
Other	6.3%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Logitech International SA (Registered)	2.5%
Financiere de Tubize SA	2.4%
ASML Holding NV	2.4%
Sika AG (Registered)	2.4%
Buzzi SpA	2.4%
UCB SA	2.3%
Halma plc	2.3%
BAE Systems plc	2.3%
Lotus Bakeries NV	2.3%
Schneider Electric SE	2.3%

C000222595
Shareholder Report [Line Items]
Fund Name	MSCI Transformational Changes ETF
Trading Symbol	ANEW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ANEW	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
Table Summary
	MSCI Transformational Changes ETF : $13,403	MSCI Global Transformational Changes Index : $13,574	S&P Global 1200 Index : $22,677
10/14/2020	10,000	10,000	10,000
10/31/2020	9,258.13	9,245	9,383
11/30/2020	10,009.35	10,006	10,547
12/31/2020	10,551.16	10,552	11,018
1/31/2021	10,805.73	10,811	10,932
2/28/2021	10,801.15	10,811	11,212
3/31/2021	10,627.68	10,636	11,601
4/30/2021	11,142.76	11,162	12,127
5/31/2021	10,947.26	10,965	12,337
6/30/2021	11,572.17	11,598	12,474
7/31/2021	11,530.96	11,558	12,621
8/31/2021	11,933.29	11,973	12,931
9/30/2021	11,194.36	11,232	12,392
10/31/2021	11,625.18	11,668	13,071
11/30/2021	11,333.67	11,361	12,823
12/31/2021	11,322.75	11,362	13,391
1/31/2022	10,223.09	10,254	12,771
2/28/2022	9,807.9	9,849	12,430
3/31/2022	10,028.58	10,078	12,759
4/30/2022	8,951.18	8,987	11,750
5/31/2022	8,754.17	8,790	11,818
6/30/2022	8,023.68	8,047	10,807
7/31/2022	8,612.91	8,646	11,604
8/31/2022	8,203.09	8,242	11,120
9/30/2022	7,375.81	7,408	10,072
10/31/2022	7,745.1	7,780	10,756
11/30/2022	8,315.05	8,344	11,619
12/31/2022	7,989.91	8,021	11,137
1/31/2023	8,707.59	8,745	11,935
2/28/2023	8,379.29	8,419	11,596
3/31/2023	8,871.83	8,914	11,993
4/30/2023	8,824.86	8,868	12,199
5/31/2023	8,849.98	8,890	12,096
6/30/2023	9,370.84	9,420	12,815
7/31/2023	9,764.92	9,825	13,229
8/31/2023	9,313.96	9,367	12,906
9/30/2023	8,762.01	8,813	12,346
10/31/2023	8,386.84	8,431	12,015
11/30/2023	9,211.83	9,273	13,115
12/31/2023	9,797.47	9,864	13,740
1/31/2024	9,858.51	9,935	13,867
2/29/2024	10,289.28	10,371	14,481
3/31/2024	10,648.27	10,734	14,976
4/30/2024	10,145.65	10,226	14,457
5/31/2024	10,608.65	10,694	15,119
6/30/2024	10,847.27	10,937	15,458
7/31/2024	10,906.68	10,997	15,719
8/31/2024	11,250.36	11,356	16,113
9/30/2024	11,708.42	11,825	16,439
10/31/2024	11,544.94	11,644	16,120
11/30/2024	12,070.2	12,179	16,739
12/31/2024	11,699.04	11,808	16,347
1/31/2025	12,414.74	12,541	16,887
2/28/2025	12,323.73	12,453	16,838
3/31/2025	11,625.64	11,741	16,149
4/30/2025	11,877.61	12,001	16,254
5/31/2025	12,475.14	12,604	17,224
6/30/2025	13,042	13,175	17,994
7/31/2025	13,044.35	13,188	18,223
8/31/2025	13,171.71	13,320	18,708
9/30/2025	13,433.56	13,587	19,396
10/31/2025	13,385.94	13,540	19,832
11/30/2025	13,288.62	13,446	19,884
12/31/2025	13,082.21	13,237	20,107
1/31/2026	13,043.33	13,208	20,690
2/28/2026	12,884.35	13,039	20,965
3/31/2026	11,802.61	11,932	19,548
4/30/2026	12,639.75	12,791	21,532
5/31/2026	13,403.49	13,574	22,677

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (10/14/20)
MSCI Transformational Changes ETF	7.44%	4.13%	5.34%
MSCI Global Transformational Changes Index	7.70%	4.37%	5.59%
S&P Global 1200 Index	31.64%	12.94%	15.67%

Performance Inception Date	Oct. 14, 2020
AssetsNet	$ 7,727,741
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 34,547
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,727,741 Number of Portfolio Holdings149 Net Investment Advisory Fees$34,547 Portfolio Turnover Rate44%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	26.5%
Information Technology	25.0%
Communication Services	16.1%
Consumer Discretionary	12.4%
Materials	8.8%
Industrials	4.7%
Consumer Staples	4.6%
Financials	1.8%
Real Estate	0.1%

Country Weights

Table Summary
Country	% of Exposure
United States	75.2%
China	4.5%
Switzerland	4.0%
Germany	3.7%
Taiwan	2.7%
Japan	2.6%
South Africa	1.9%
Ireland	1.9%
South Korea	1.4%
France	0.9%
Other	1.2%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Danaher Corp.	2.1%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.1%
Microsoft Corp.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc., Class A	2.0%
Givaudan SA (Registered)	2.0%
Apple, Inc.	2.0%
Amazon.com, Inc.	2.0%
Symrise AG, Class A	2.0%

C000230308
Shareholder Report [Line Items]
Fund Name	Nanotechnology ETF
Trading Symbol	TINY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINY	$91	0.58%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	Nanotechnology ETF : $20,982	Solactive Nanotechnology Index : $21,338	S&P Global 1200 Index : $17,370
10/26/2021	10,000	10,000	10,000
10/31/2021	10,212.52	10,211	10,012
11/30/2021	10,814.56	10,800	9,822
12/31/2021	10,802.78	10,808	10,257
1/31/2022	9,247.42	9,258	9,782
2/28/2022	9,261.53	9,310	9,521
3/31/2022	9,124.79	9,180	9,773
4/30/2022	7,885.63	7,924	9,000
5/31/2022	8,495.35	8,546	9,052
6/30/2022	7,447.81	7,478	8,277
7/31/2022	8,354.78	8,388	8,888
8/31/2022	7,501.74	7,548	8,517
9/30/2022	6,430.08	6,459	7,714
10/31/2022	6,838.19	6,877	8,239
11/30/2022	7,792.5	7,819	8,900
12/31/2022	7,150.99	7,191	8,530
1/31/2023	8,077.15	8,117	9,142
2/28/2023	8,134.01	8,189	8,882
3/31/2023	8,698.59	8,747	9,186
4/30/2023	8,198.94	8,260	9,344
5/31/2023	9,393.35	9,440	9,265
6/30/2023	10,027.77	10,083	9,816
7/31/2023	10,151.4	10,212	10,133
8/31/2023	9,656.84	9,716	9,886
9/30/2023	8,842.53	8,904	9,457
10/31/2023	8,148.38	8,208	9,203
11/30/2023	9,650.4	9,736	10,045
12/31/2023	10,555.01	10,635	10,524
1/31/2024	10,760.96	10,849	10,621
2/29/2024	12,216.24	12,280	11,092
3/31/2024	12,524.62	12,611	11,471
4/30/2024	11,642.44	11,732	11,073
5/31/2024	12,485.53	12,552	11,580
6/30/2024	13,231.06	13,321	11,840
7/31/2024	12,639.12	12,725	12,040
8/31/2024	12,423.44	12,527	12,342
9/30/2024	12,417.79	12,537	12,591
10/31/2024	11,638.45	11,719	12,347
11/30/2024	11,554.18	11,628	12,821
12/31/2024	11,276.74	11,360	12,521
1/31/2025	11,741	11,837	12,934
2/28/2025	10,617.37	10,731	12,897
3/31/2025	9,516.5	9,593	12,369
4/30/2025	9,333.01	9,429	12,450
5/31/2025	9,873.41	9,961	13,193
6/30/2025	11,067.25	11,146	13,783
7/31/2025	11,000.44	11,096	13,958
8/31/2025	11,157.3	11,264	14,329
9/30/2025	12,870.35	12,956	14,856
10/31/2025	13,560.15	13,701	15,191
11/30/2025	13,078.57	13,208	15,230
12/31/2025	13,435.11	13,588	15,401
1/31/2026	16,062.44	16,311	15,847
2/28/2026	17,275.68	17,536	16,058
3/31/2026	15,676.76	15,876	14,972
4/30/2026	18,947.51	19,264	16,492
5/31/2026	20,982.39	21,338	17,370

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (10/26/21)
Nanotechnology ETF	112.51%	17.50%
Solactive Nanotechnology Index	114.21%	17.95%
S&P Global 1200 Index	31.64%	12.77%

Performance Inception Date	Oct. 26, 2021
AssetsNet	$ 8,292,577
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 32,725
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,292,577 Number of Portfolio Holdings31 Net Investment Advisory Fees$32,725 Portfolio Turnover Rate70%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	70.2%
Health Care	10.4%
Materials	9.8%
Industrials	5.0%
Consumer Discretionary	4.6%

Country Weights

Table Summary
Country	% of Exposure
United States	55.9%
Japan	19.3%
South Korea	7.4%
China	5.5%
Netherlands	4.5%
Taiwan	4.5%
France	2.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bruker Corp.	6.6%
Shanghai Biren Technology Co. Ltd., Class H	5.5%
Lam Research Corp.	4.9%
JGC Holdings Corp.	4.8%
Cabot Corp.	4.7%
Veeco Instruments, Inc.	4.6%
ASML Holding NV	4.5%
Nikon Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Qnity Electronics, Inc.	4.4%

C000227376
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Dorsey Wright Momentum ETF
Trading Symbol	QQQA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QQQA	$80	0.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	Nasdaq-100 Dorsey Wright Momentum ETF : $19,386	Nasdaq-100 Dorsey Wright Momentum Index : $20,023	Nasdaq Composite Index : $21,036
5/18/2021	10,000	10,000	10,000
5/31/2021	10,519.97	10,524	10,339
6/30/2021	10,747.16	10,757	10,912
7/31/2021	11,017.62	11,035	11,042
8/31/2021	11,341	11,365	11,493
9/30/2021	10,708.87	10,735	10,887
10/31/2021	11,471.23	11,507	11,681
11/30/2021	11,032.88	11,073	11,719
12/31/2021	11,168.11	11,215	11,806
1/31/2022	9,766.69	9,814	10,748
2/28/2022	9,518.67	9,569	10,388
3/31/2022	10,263.42	10,324	10,750
4/30/2022	8,963.09	9,020	9,326
5/31/2022	8,563.39	8,622	9,146
6/30/2022	7,922.17	7,979	8,355
7/31/2022	8,462.83	8,529	9,390
8/31/2022	8,261.13	8,329	8,965
9/30/2022	7,542.31	7,608	8,029
10/31/2022	7,894.57	7,968	8,345
11/30/2022	8,441.02	8,524	8,722
12/31/2022	7,916.57	7,998	7,966
1/31/2023	8,287.96	8,378	8,820
2/28/2023	7,859.08	7,948	8,730
3/31/2023	8,120.91	8,217	9,322
4/30/2023	8,019.93	8,119	9,329
5/31/2023	8,440.51	8,551	9,882
6/30/2023	8,920.51	9,042	10,539
7/31/2023	9,246.34	9,379	10,969
8/31/2023	8,959.69	9,092	10,744
9/30/2023	8,441.27	8,570	10,124
10/31/2023	8,219.09	8,349	9,845
11/30/2023	9,453.98	9,608	10,911
12/31/2023	9,864.9	10,031	11,520
1/31/2024	10,148.67	10,326	11,640
2/29/2024	10,865.2	11,061	12,364
3/31/2024	10,886.03	11,088	12,593
4/30/2024	10,196.11	10,392	12,041
5/31/2024	10,869.36	11,084	12,882
6/30/2024	11,555.08	11,790	13,658
7/31/2024	10,597.91	10,818	13,559
8/31/2024	10,574.87	10,800	13,659
9/30/2024	10,982.43	11,222	14,036
10/31/2024	11,012.34	11,259	13,967
11/30/2024	11,786.68	12,057	14,846
12/31/2024	11,460.57	11,729	14,927
1/31/2025	12,490.9	12,792	15,175
2/28/2025	11,744.9	12,032	14,582
3/31/2025	10,306.87	10,563	13,395
4/30/2025	10,517.75	10,786	13,513
5/31/2025	11,001.27	11,289	14,817
6/30/2025	11,322.91	11,625	15,801
7/31/2025	11,355.29	11,666	16,388
8/31/2025	11,125.26	11,435	16,659
9/30/2025	11,795.58	12,130	17,605
10/31/2025	12,735.86	13,104	18,436
11/30/2025	12,103.13	12,458	18,169
12/31/2025	12,590.32	12,966	18,083
1/31/2026	13,581.01	13,994	18,259
2/28/2026	13,477.89	13,895	17,651
3/31/2026	12,773.9	13,175	16,825
4/30/2026	16,812.23	17,356	19,400
5/31/2026	19,386.41	20,023	21,036

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (5/18/21)
Nasdaq-100 Dorsey Wright Momentum ETF	76.21%	13.00%	14.05%
Nasdaq-100 Dorsey Wright Momentum Index	77.36%	13.72%	14.79%
Nasdaq Composite Index	41.98%	15.26%	15.93%

Performance Inception Date	May 18, 2021
AssetsNet	$ 47,735,622
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 74,892
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,735,622 Number of Portfolio Holdings22 Net Investment Advisory Fees$74,892 Portfolio Turnover Rate114%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	74.8%
Communication Services	7.8%
Energy	7.3%
Health Care	6.4%
Consumer Discretionary	3.7%

Country Weights

Table Summary
Country	% of Exposure
United States	96.1%
Netherlands	3.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
ARM Holdings plc (ADR)	8.5%
Advanced Micro Devices, Inc.	7.5%
Intel Corp.	6.6%
Seagate Technology Holdings plc	6.3%
Marvell Technology, Inc.	5.7%
AppLovin Corp., Class A	5.6%
Western Digital Corp.	5.5%
Microchip Technology, Inc.	4.7%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	4.3%

C000261359
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Dynamic Buffer ETF
Trading Symbol	QB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nasdaq-100 Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QB	$59	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
Table Summary
	Nasdaq-100 Dynamic Buffer ETF : $11,764	Nasdaq-100 Dynamic Buffer Index : $11,747	Nasdaq Composite Index : $13,620
6/24/2025	10,000	10,000	10,000
6/30/2025	10,071.2	10,074	10,230
7/31/2025	10,068.06	10,079	10,611
8/31/2025	10,189.95	10,209	10,786
9/30/2025	10,322.52	10,344	11,399
10/31/2025	10,635.03	10,648	11,937
11/30/2025	10,692.23	10,700	11,764
12/31/2025	10,628.75	10,632	11,708
1/31/2026	10,706.77	10,709	11,822
2/28/2026	10,849.26	10,849	11,428
3/31/2026	10,863.22	10,866	10,893
4/30/2026	11,366.52	11,363	12,561
5/31/2026	11,764.34	11,747	13,620

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (6/24/25)
Nasdaq-100 Dynamic Buffer ETF	17.64%
Nasdaq-100 Dynamic Buffer Index	17.46%
Nasdaq Composite Index	36.21%

Performance Inception Date	Jun. 24, 2025
AssetsNet	$ 2,336,903
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 13,148
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,336,903 Number of Portfolio Holdings103 Net Investment Advisory Fees$13,148 Portfolio Turnover Rate168%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	101%
Nasdaq-100 Dynamic Buffer Index Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.9%
Communication Services	13.5%
Consumer Discretionary	11.3%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.3%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	7.3%
Microsoft Corp.	5.3%
Micron Technology, Inc.	4.8%
Amazon.com, Inc.	4.7%
Advanced Micro Devices, Inc.	3.7%
Alphabet, Inc., Class A	3.6%
Tesla, Inc.	3.5%
Broadcom, Inc.	3.4%
Alphabet, Inc., Class C	3.3%

C000247835
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 High Income ETF
Trading Symbol	IQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IQQQ	$66	0.55%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
Table Summary
	Nasdaq-100 High Income ETF : $15,861	Nasdaq-100 Daily Covered Call Index : $16,108	Nasdaq Composite Index : $16,994
3/18/2024	10,000	10,000	10,000
5/31/2024	10,310.23	10,338	10,407
8/31/2024	10,751.08	10,808	11,035
11/30/2024	11,517.75	11,592	11,994
2/28/2025	11,418.98	11,514	11,780
5/31/2025	11,332.14	11,433	11,970
8/31/2025	12,469.68	12,600	13,458
11/30/2025	13,526.94	13,690	14,678
2/28/2026	13,407.92	13,592	14,260
5/31/2026	15,861.2	16,108	16,994

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (3/18/24)
Nasdaq-100 High Income ETF	39.97%	23.30%
Nasdaq-100 Daily Covered Call Index	40.87%	24.22%
Nasdaq Composite Index	41.98%	27.30%

Performance Inception Date	Mar. 18, 2024
AssetsNet	$ 429,768,741
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,643,784
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$429,768,741 Number of Portfolio Holdings112 Net Investment Advisory Fees$1,643,784 Portfolio Turnover Rate37%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
Nasdaq-100 Daily Covered Call Index Long Swaps	100%
Nasdaq 100 E-Mini Index Futures	14%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.8%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.4%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	6.9%
Apple, Inc.	6.2%
Microsoft Corp.	4.5%
Micron Technology, Inc.	4.1%
Amazon.com, Inc.	3.9%
Advanced Micro Devices, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.9%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.8%

C000230307
Shareholder Report [Line Items]
Fund Name	On-Demand ETF
Trading Symbol	OND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OND	$56	0.58%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	On-Demand ETF : $8,894	FactSet On-Demand Index : $9,294	S&P Global 1200 Index : $17,370
10/26/2021	10,000	10,000	10,000
10/31/2021	9,793.52	9,794	10,012
11/30/2021	8,967.09	8,962	9,822
12/31/2021	8,427.82	8,433	10,257
1/31/2022	7,261.41	7,266	9,782
2/28/2022	6,875.62	6,886	9,521
3/31/2022	6,574.92	6,594	9,773
4/30/2022	5,559.97	5,572	9,000
5/31/2022	5,433.87	5,448	9,052
6/30/2022	4,892.4	4,891	8,277
7/31/2022	5,311.38	5,313	8,888
8/31/2022	5,127.05	5,136	8,517
9/30/2022	4,481.9	4,490	7,714
10/31/2022	4,512.82	4,524	8,239
11/30/2022	4,992.35	4,995	8,900
12/31/2022	4,912	4,923	8,530
1/31/2023	5,650.13	5,671	9,142
2/28/2023	5,218.29	5,240	8,882
3/31/2023	5,533.63	5,559	9,186
4/30/2023	5,370.86	5,399	9,344
5/31/2023	5,512.98	5,538	9,265
6/30/2023	5,887.45	5,923	9,816
7/31/2023	6,335.87	6,389	10,133
8/31/2023	5,825.9	5,880	9,886
9/30/2023	5,424.6	5,479	9,457
10/31/2023	5,328.42	5,385	9,203
11/30/2023	6,119.4	6,197	10,045
12/31/2023	6,218.38	6,295	10,524
1/31/2024	6,165.8	6,256	10,621
2/29/2024	6,732.91	6,835	11,092
3/31/2024	7,034.73	7,151	11,471
4/30/2024	6,852.07	6,975	11,073
5/31/2024	7,038.17	7,161	11,580
6/30/2024	7,323.31	7,482	11,840
7/31/2024	7,276.08	7,483	12,040
8/31/2024	7,509.81	7,777	12,342
9/30/2024	8,315.32	8,628	12,591
10/31/2024	8,308.03	8,603	12,347
11/30/2024	8,751.44	9,076	12,821
12/31/2024	8,185.56	8,487	12,521
1/31/2025	8,445	8,763	12,934
2/28/2025	8,762.66	9,097	12,897
3/31/2025	8,264.98	8,581	12,369
4/30/2025	8,851.98	9,198	12,450
5/31/2025	9,672.26	10,047	13,193
6/30/2025	10,784.86	11,204	13,783
7/31/2025	10,758.55	11,193	13,958
8/31/2025	11,179.12	11,633	14,329
9/30/2025	12,129.18	12,634	14,856
10/31/2025	11,598.28	12,084	15,191
11/30/2025	10,718.7	11,170	15,230
12/31/2025	10,364.53	10,804	15,401
1/31/2026	10,003.33	10,441	15,847
2/28/2026	9,240.59	9,642	16,058
3/31/2026	8,350.19	8,712	14,972
4/30/2026	8,791.44	9,180	16,492
5/31/2026	8,893.61	9,294	17,370

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (10/26/21)
On-Demand ETF	-8.05%	-2.52%
FactSet On-Demand Index	-7.51%	-1.59%
S&P Global 1200 Index	31.64%	12.77%

Performance Inception Date	Oct. 26, 2021
AssetsNet	$ 3,529,571
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 30,301
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,529,571 Number of Portfolio Holdings26 Net Investment Advisory Fees$30,301 Portfolio Turnover Rate44%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Communication Services	56.4%
Consumer Discretionary	17.1%
Industrials	15.5%
Information Technology	11.0%

Country Weights

Table Summary
Country	% of Exposure
United States	46.2%
Hong Kong	8.6%
China	7.6%
Japan	7.5%
Germany	7.3%
South Korea	6.7%
Luxembourg	4.8%
Taiwan	4.3%
Singapore	3.7%
Poland	3.3%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Delivery Hero SE	7.3%
NVIDIA Corp.	6.3%
Electronic Arts, Inc.	5.4%
Take-Two Interactive Software, Inc.	4.9%
NetEase, Inc.	4.8%
Spotify Technology SA	4.8%
Netflix, Inc.	4.7%
Capcom Co. Ltd.	4.3%
International Games System Co. Ltd.	4.3%
Joby Aviation, Inc.	4.2%

C000204726
Shareholder Report [Line Items]
Fund Name	Online Retail ETF
Trading Symbol	ONLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ONLN	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	Online Retail ETF : $14,671	ProShares Online Retail Index : $15,315	S&P Global 1200 Index : $27,305
7/13/2018	10,000	10,000	10,000
7/31/2018	9,571.82	9,574	10,102
8/31/2018	9,938.37	9,947	10,204
9/30/2018	9,600.87	9,614	10,280
10/31/2018	8,071.74	8,080	9,533
11/30/2018	8,506.26	8,525	9,657
12/31/2018	7,563.52	7,582	8,953
1/31/2019	8,940.66	8,968	9,637
2/28/2019	9,456.5	9,489	9,911
3/31/2019	9,571.5	9,608	10,052
4/30/2019	9,796.16	9,838	10,420
5/31/2019	8,810.1	8,849	9,819
6/30/2019	9,521.61	9,568	10,465
7/31/2019	9,346.72	9,395	10,490
8/31/2019	8,612.64	8,660	10,295
9/30/2019	8,431.65	8,486	10,541
10/31/2019	8,472.9	8,528	10,820
11/30/2019	8,842.99	8,902	11,103
12/31/2019	9,084.9	9,148	11,480
1/31/2020	9,335.74	9,404	11,380
2/29/2020	9,151.67	9,223	10,448
3/31/2020	8,305.54	8,374	9,101
4/30/2020	10,658.56	10,758	10,042
5/31/2020	11,827.51	11,942	10,493
6/30/2020	12,890.57	13,020	10,796
7/31/2020	15,366.2	15,531	11,305
8/31/2020	16,566.53	16,753	12,018
9/30/2020	15,768.89	15,952	11,617
10/31/2020	15,964.63	16,160	11,297
11/30/2020	18,239.52	18,474	12,699
12/31/2020	19,202.43	19,456	13,267
1/31/2021	20,945.6	21,235	13,164
2/28/2021	21,000.57	21,303	13,501
3/31/2021	19,864.8	20,161	13,969
4/30/2021	20,428.69	20,744	14,602
5/31/2021	19,181.28	19,484	14,854
6/30/2021	20,474.88	20,811	15,019
7/31/2021	18,428.77	18,720	15,197
8/31/2021	18,082.68	18,373	15,570
9/30/2021	16,641.64	16,915	14,921
10/31/2021	17,276.56	17,569	15,739
11/30/2021	16,052.37	16,331	15,440
12/31/2021	14,376.25	14,631	16,124
1/31/2022	12,905.54	13,140	15,377
2/28/2022	12,054.09	12,282	14,967
3/31/2022	11,610.4	11,832	15,363
4/30/2022	9,552.34	9,739	14,148
5/31/2022	8,833.16	9,012	14,230
6/30/2022	8,232.77	8,401	13,012
7/31/2022	8,981.92	9,171	13,972
8/31/2022	8,840.81	9,028	13,390
9/30/2022	7,554.79	7,719	12,127
10/31/2022	7,196.45	7,357	12,952
11/30/2022	8,120.32	8,306	13,990
12/31/2022	7,178.83	7,346	13,410
1/31/2023	9,115.6	9,335	14,371
2/28/2023	8,016.63	8,212	13,963
3/31/2023	8,032.86	8,232	14,441
4/30/2023	7,492.77	7,682	14,689
5/31/2023	7,447.99	7,640	14,564
6/30/2023	8,300.04	8,519	15,431
7/31/2023	9,255.13	9,503	15,929
8/31/2023	8,520.83	8,752	15,540
9/30/2023	7,839.54	8,055	14,866
10/31/2023	7,495.88	7,705	14,468
11/30/2023	8,253.46	8,491	15,791
12/31/2023	9,139.2	9,407	16,545
1/31/2024	8,299.34	8,546	16,697
2/29/2024	9,632.82	9,925	17,437
3/31/2024	9,967.25	10,272	18,033
4/30/2024	9,698.39	10,000	17,407
5/31/2024	10,269.06	10,594	18,204
6/30/2024	10,329.77	10,661	18,612
7/31/2024	10,499.14	10,840	18,927
8/31/2024	10,176.9	10,511	19,402
9/30/2024	11,504.71	11,888	19,794
10/31/2024	11,016.58	11,389	19,410
11/30/2024	11,754.45	12,157	20,155
12/31/2024	11,358.07	11,752	19,683
1/31/2025	12,697.91	13,148	20,333
2/28/2025	11,820.42	12,245	20,274
3/31/2025	11,033.78	11,435	19,445
4/30/2025	10,727.4	11,122	19,571
5/31/2025	12,261.3	12,719	20,740
6/30/2025	12,918.71	13,408	21,667
7/31/2025	14,070.77	14,613	21,942
8/31/2025	14,563.67	15,131	22,525
9/30/2025	15,476.71	16,089	23,354
10/31/2025	15,264.04	15,867	23,880
11/30/2025	15,175.71	15,796	23,942
12/31/2025	15,099.84	15,726	24,210
1/31/2026	15,187.73	15,825	24,912
2/28/2026	14,188.9	14,790	25,243
3/31/2026	13,582.67	14,166	23,537
4/30/2026	15,175.59	15,835	25,926
5/31/2026	14,671	15,315	27,305

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (7/13/18)
Online Retail ETF	19.65%	-5.22%	4.98%
ProShares Online Retail Index	20.40%	-4.69%	5.56%
S&P Global 1200 Index	31.64%	12.94%	13.59%

Performance Inception Date	Jul. 13, 2018
AssetsNet	$ 67,271,372
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 431,746
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$67,271,372 Number of Portfolio Holdings22 Net Investment Advisory Fees$431,746 Portfolio Turnover Rate62%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	98.1%
Consumer Staples	1.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Amazon.com, Inc.	24.6%
Alibaba Group Holding Ltd. (ADR)	11.8%
eBay, Inc.	10.9%
Carvana Co., Class A	4.7%
Coupang, Inc.	4.4%
Chewy, Inc., Class A	4.2%
Etsy, Inc.	4.1%
Wayfair, Inc., Class A	4.0%
Bed Bath & Beyond, Inc.	4.0%
Revolve Group, Inc., Class A	3.9%

C000202974
Shareholder Report [Line Items]
Fund Name	Pet Care ETF
Trading Symbol	PAWZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAWZ	$46	0.50%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
Table Summary
	Pet Care ETF : $12,421	FactSet Pet Care Index : $12,940	S&P Global 1200 Index : $28,328
11/5/2018	10,000	10,000	10,000
11/30/2018	9,842.07	9,852	10,019
12/31/2018	9,086.26	9,089	9,288
1/31/2019	9,671.28	9,697	9,998
2/28/2019	9,887.57	9,916	10,282
3/31/2019	10,068.91	10,096	10,428
4/30/2019	10,207.82	10,233	10,810
5/31/2019	9,996.39	10,017	10,187
6/30/2019	10,687.35	10,733	10,856
7/31/2019	10,720.66	10,788	10,882
8/31/2019	10,225.83	10,276	10,680
9/30/2019	9,942.62	9,999	10,935
10/31/2019	10,048.91	10,102	11,225
11/30/2019	10,475.52	10,539	11,519
12/31/2019	11,154.61	11,229	11,910
1/31/2020	11,133.44	11,207	11,806
2/29/2020	10,684.47	10,751	10,839
3/31/2020	9,822.86	9,890	9,442
4/30/2020	11,297.68	11,396	10,418
5/31/2020	11,874.97	11,977	10,886
6/30/2020	12,399.81	12,505	11,201
7/31/2020	13,798.45	13,946	11,728
8/31/2020	14,834.77	14,998	12,468
9/30/2020	15,048.68	15,220	12,052
10/31/2020	15,144.02	15,313	11,720
11/30/2020	16,721.9	16,934	13,175
12/31/2020	18,001.84	18,235	13,764
1/31/2021	18,172.51	18,423	13,656
2/28/2021	18,379.72	18,653	14,006
3/31/2021	18,176.98	18,444	14,492
4/30/2021	19,489.73	19,785	15,149
5/31/2021	19,568.53	19,882	15,411
6/30/2021	20,368.27	20,721	15,582
7/31/2021	20,770.38	21,146	15,766
8/31/2021	20,733.89	21,122	16,153
9/30/2021	19,594.85	19,967	15,480
10/31/2021	21,068.38	21,480	16,328
11/30/2021	19,182.83	19,526	16,018
12/31/2021	19,949.29	20,358	16,727
1/31/2022	17,141.14	17,483	15,953
2/28/2022	16,696.51	17,049	15,527
3/31/2022	16,812.19	17,194	15,938
4/30/2022	15,020.97	15,341	14,678
5/31/2022	14,335.14	14,629	14,763
6/30/2022	13,338.05	13,608	13,499
7/31/2022	13,840.49	14,130	14,495
8/31/2022	12,661.25	12,941	13,891
9/30/2022	11,203.79	11,445	12,581
10/31/2022	11,999.2	12,270	13,437
11/30/2022	12,720.48	12,970	14,514
12/31/2022	11,941.63	12,203	13,912
1/31/2023	13,515.32	13,830	14,909
2/28/2023	12,839.44	13,168	14,486
3/31/2023	12,593.81	12,907	14,981
4/30/2023	13,221.88	13,553	15,239
5/31/2023	12,101.28	12,395	15,109
6/30/2023	12,880	13,211	16,008
7/31/2023	13,361.57	13,723	16,525
8/31/2023	12,741.8	13,078	16,122
9/30/2023	11,379.84	11,683	15,423
10/31/2023	10,791.68	11,065	15,009
11/30/2023	11,980.37	12,314	16,383
12/31/2023	13,447.39	13,821	17,164
1/31/2024	12,742.53	13,122	17,322
2/29/2024	13,200.53	13,598	18,089
3/31/2024	12,733.22	13,116	18,708
4/30/2024	12,023.93	12,394	18,059
5/31/2024	13,638.1	14,064	18,886
6/30/2024	13,764.29	14,237	19,309
7/31/2024	13,823.91	14,294	19,635
8/31/2024	14,844.24	15,367	20,128
9/30/2024	15,252.55	15,810	20,535
10/31/2024	14,362.99	14,890	20,136
11/30/2024	14,525.89	15,044	20,910
12/31/2024	14,007	14,528	20,420
1/31/2025	14,325.83	14,867	21,094
2/28/2025	13,639.57	14,144	21,033
3/31/2025	13,374.89	13,864	20,173
4/30/2025	13,637.26	14,151	20,304
5/31/2025	15,192.2	15,773	21,516
6/30/2025	14,918.49	15,475	22,478
7/31/2025	14,180.92	14,740	22,763
8/31/2025	14,967.24	15,559	23,369
9/30/2025	14,460.77	15,038	24,229
10/31/2025	13,919.28	14,480	24,774
11/30/2025	14,381.09	14,970	24,838
12/31/2025	14,129.93	14,702	25,116
1/31/2026	14,207.51	14,812	25,845
2/28/2026	14,857	15,476	26,189
3/31/2026	13,221.88	13,758	24,418
4/30/2026	13,469.38	14,027	26,897
5/31/2026	12,421.39	12,940	28,328

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/18)
Pet Care ETF	-18.24%	-8.69%	2.91%
FactSet Pet Care Index	-17.96%	-8.23%	3.46%
S&P Global 1200 Index	31.64%	12.94%	14.75%

Performance Inception Date	Nov. 05, 2018
AssetsNet	$ 32,451,572
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 247,055
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$32,451,572 Number of Portfolio Holdings28 Net Investment Advisory Fees$247,055 Portfolio Turnover Rate41%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	43.2%
Consumer Staples	27.9%
Consumer Discretionary	22.4%
Financials	6.5%

Country Weights

Table Summary
Country	% of Exposure
United States	66.2%
United Kingdom	9.8%
France	7.4%
Switzerland	4.7%
Canada	4.2%
Sweden	3.1%
Japan	2.8%
Thailand	1.8%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
IDEXX Laboratories, Inc.	10.2%
Chewy, Inc., Class A	9.9%
Freshpet, Inc.	9.8%
Zoetis, Inc., Class A	9.5%
Virbac SACA	7.4%
CVS Group plc	5.0%
Merck & Co., Inc.	4.8%
Pets at Home Group plc	4.7%
Nestle SA (Registered)	4.6%
Oil-Dri Corp. of America	4.5%

C000150378
Shareholder Report [Line Items]
Fund Name	Russell 2000 Dividend Growers ETF
Trading Symbol	SMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDV	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Line Graph [Table Text Block]
Table Summary
	Russell 2000 Dividend Growers ETF : $20,393	Russell 2000 Dividend Growth Index : $21,289	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	10,512.35	10,517	10,021
7/31/2016	10,678.92	10,687	10,419
8/31/2016	10,645.5	10,657	10,446
9/30/2016	10,720.42	10,736	10,463
10/31/2016	10,571.3	10,590	10,237
11/30/2016	11,543.36	11,571	10,695
12/31/2016	12,135.05	12,170	10,904
1/31/2017	11,892.41	11,931	11,109
2/28/2017	12,075.13	12,118	11,522
3/31/2017	12,026.34	12,073	11,530
4/30/2017	12,287.15	12,339	11,652
5/31/2017	12,075.13	12,130	11,771
6/30/2017	12,391.66	12,453	11,877
7/31/2017	12,594.05	12,661	12,102
8/31/2017	12,300.24	12,370	12,125
9/30/2017	12,810.16	12,889	12,420
10/31/2017	12,812.83	12,897	12,691
11/30/2017	13,225.6	13,317	13,077
12/31/2017	12,705.72	12,797	13,208
1/31/2018	12,701.89	12,798	13,904
2/28/2018	12,086.29	12,180	13,391
3/31/2018	12,371.62	12,472	13,122
4/30/2018	12,509.07	12,615	13,171
5/31/2018	12,989.67	13,106	13,543
6/30/2018	13,248.18	13,374	13,631
7/31/2018	13,560.33	13,696	14,083
8/31/2018	13,784.61	13,927	14,578
9/30/2018	13,722.07	13,869	14,603
10/31/2018	12,968.68	13,110	13,528
11/30/2018	13,692.22	13,848	13,798
12/31/2018	12,615.89	12,761	12,514
1/31/2019	13,477.09	13,639	13,587
2/28/2019	13,947.78	14,121	14,066
3/31/2019	13,696	13,869	14,271
4/30/2019	14,032.49	14,216	14,841
5/31/2019	13,441.25	13,619	13,880
6/30/2019	14,032.71	14,226	14,855
7/31/2019	14,178.39	14,379	15,076
8/31/2019	13,613.75	13,808	14,769
9/30/2019	14,108.55	14,317	15,028
10/31/2019	14,522.84	14,744	15,352
11/30/2019	14,441.97	14,666	15,935
12/31/2019	14,806.86	15,043	16,395
1/31/2020	14,406.27	14,638	16,377
2/29/2020	12,902.14	13,108	15,036
3/31/2020	11,173.85	11,379	12,969
4/30/2020	11,697.82	11,919	14,686
5/31/2020	11,968.02	12,196	15,471
6/30/2020	11,766.61	11,993	15,826
7/31/2020	11,710.76	11,940	16,725
8/31/2020	12,092.19	12,334	17,935
9/30/2020	11,483.34	11,714	17,283
10/31/2020	12,002.5	12,249	16,909
11/30/2020	13,409.72	13,693	18,967
12/31/2020	14,077.53	14,383	19,821
1/31/2021	14,108.32	14,419	19,733
2/28/2021	15,189.47	15,532	20,351
3/31/2021	16,089.56	16,460	21,080
4/30/2021	16,300.69	16,682	22,165
5/31/2021	16,516.16	16,909	22,267
6/30/2021	15,742.89	16,122	22,817
7/31/2021	15,555.4	15,935	23,203
8/31/2021	15,879.21	16,273	23,864
9/30/2021	15,345.38	15,731	22,793
10/31/2021	15,957.83	16,365	24,333
11/30/2021	15,643.76	16,048	23,964
12/31/2021	16,768.28	17,211	24,908
1/31/2022	16,008.9	16,437	23,443
2/28/2022	16,197.61	16,636	22,852
3/31/2022	16,283.57	16,724	23,593
4/30/2022	15,317.02	15,739	21,476
5/31/2022	15,723.12	16,162	21,449
6/30/2022	14,882.12	15,302	19,653
7/31/2022	15,850.38	16,305	21,497
8/31/2022	15,405.02	15,851	20,695
9/30/2022	14,135.15	14,545	18,777
10/31/2022	15,914.65	16,387	20,316
11/30/2022	16,703.38	17,206	21,377
12/31/2022	15,798.23	16,275	20,124
1/31/2023	16,692.51	17,204	21,511
2/28/2023	16,641.11	17,158	21,007
3/31/2023	15,797.47	16,290	21,568
4/30/2023	15,268.36	15,747	21,799
5/31/2023	14,674.44	15,140	21,884
6/30/2023	15,394.85	15,890	23,379
7/31/2023	16,211.07	16,739	24,216
8/31/2023	15,726.54	16,242	23,748
9/30/2023	14,830.15	15,318	22,618
10/31/2023	14,222.86	14,694	22,018
11/30/2023	15,322.76	15,837	24,071
12/31/2023	17,203.33	17,789	25,346
1/31/2024	16,333.93	16,894	25,628
2/29/2024	16,442.96	17,012	27,014
3/31/2024	17,049.21	17,647	27,887
4/30/2024	16,204.09	16,775	26,660
5/31/2024	16,907.35	17,510	27,918
6/30/2024	16,687.04	17,286	28,783
7/31/2024	19,004.65	19,699	29,319
8/31/2024	18,763.82	19,454	29,958
9/30/2024	18,699.36	19,394	30,578
10/31/2024	18,375.57	19,062	30,355
11/30/2024	20,197.01	20,963	32,373
12/31/2024	18,412.07	19,112	31,383
1/31/2025	18,743.66	19,464	32,375
2/28/2025	18,749.2	19,475	31,753
3/31/2025	17,960.04	18,661	29,902
4/30/2025	17,285.02	17,965	29,701
5/31/2025	17,624.34	18,324	31,584
6/30/2025	17,930.77	18,649	33,189
7/31/2025	17,854.95	18,576	33,919
8/31/2025	18,847.52	19,616	34,703
9/30/2025	18,474.32	19,234	35,900
10/31/2025	18,045.31	18,793	36,668
11/30/2025	18,549.92	19,327	36,767
12/31/2025	18,474.61	19,254	36,760
1/31/2026	19,692.6	20,532	37,330
2/28/2026	20,088.9	20,953	37,150
3/31/2026	19,351.36	20,190	35,304
4/30/2026	20,464.79	21,361	38,905
5/31/2026	20,392.58	21,289	40,877

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Russell 2000 Dividend Growers ETF	15.71%	4.31%	7.39%
Russell 2000 Dividend Growth Index	16.17%	4.71%	7.84%
Russell 3000 Index	29.45%	12.91%	15.11%

AssetsNet	$ 655,218,265
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 2,581,826
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$655,218,265 Number of Portfolio Holdings103 Net Investment Advisory Fees$2,581,826 Portfolio Turnover Rate36%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	33.8%
Industrials	19.8%
Utilities	16.6%
Real Estate	7.5%
Materials	7.5%
Consumer Staples	5.2%
Consumer Discretionary	4.4%
Information Technology	2.5%
Health Care	1.6%
Communication Services	1.1%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Power Integrations, Inc.	1.7%
Insperity, Inc.	1.5%
Materion Corp.	1.5%
Sonic Automotive, Inc., Class A	1.3%
Polaris, Inc.	1.2%
Enpro, Inc.	1.2%
Gorman-Rupp Co. (The)	1.2%
Matson, Inc.	1.1%
Financial Institutions, Inc.	1.1%
Innospec, Inc.	1.1%

C000261358
Shareholder Report [Line Items]
Fund Name	Russell 2000 Dynamic Buffer ETF
Trading Symbol	RB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Russell 2000 Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
RB	$60	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
Table Summary
	Russell 2000 Dynamic Buffer ETF : $11,906	Cboe Russell 2000 Daily Buffer Index : $11,932	Russell 3000 Index : $12,536
6/24/2025	10,000	10,000	10,000
6/30/2025	10,015.21	10,020	10,178
7/31/2025	10,176.5	10,192	10,402
8/31/2025	10,263.01	10,287	10,643
9/30/2025	10,348.71	10,373	11,010
10/31/2025	10,630.43	10,664	11,245
11/30/2025	10,889.07	10,926	11,276
12/31/2025	11,124.5	11,161	11,273
1/31/2026	11,381.69	11,413	11,448
2/28/2026	11,397.96	11,428	11,393
3/31/2026	11,525.92	11,554	10,827
4/30/2026	11,694.46	11,721	11,931
5/31/2026	11,905.82	11,932	12,536

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (6/24/25)
Russell 2000 Dynamic Buffer ETF	19.06%
Cboe Russell 2000 Daily Buffer Index	19.31%
Russell 3000 Index	25.38%

Performance Inception Date	Jun. 24, 2025
AssetsNet	$ 1,165,686
Holdings Count | Holding	1,882
Advisory Fees Paid, Amount	$ 13,109
InvestmentCompanyPortfolioTurnover	304.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,165,686 Number of Portfolio Holdings1,882 Net Investment Advisory Fees$13,109 Portfolio Turnover Rate304%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	87%
Russell 2000® Daily Buffer Index Long Swaps	100%
Russell 2000® E-mini Index Futures	13%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.1%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.8%
Communication Services	2.6%
Other	1.6%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	1.6%
Credo Technology Group Holding Ltd.	1.0%
Sterling Infrastructure, Inc.	0.7%
IonQ, Inc.	0.6%
Fabrinet	0.6%
Nextpower, Inc., Class A	0.6%
Coeur Mining, Inc.	0.5%
TTM Technologies, Inc.	0.5%
EchoStar Corp., Class A	0.4%
SiTime Corp.	0.4%

C000253563
Shareholder Report [Line Items]
Fund Name	Russell 2000 High Income ETF
Trading Symbol	ITWO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Russell 2000 High Income ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ITWO	$67	0.55%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
Table Summary
	Russell 2000 High Income ETF : $13,932	Cboe Russell 2000 Daily Covered Call Index : $14,087	Russell 3000 Index : $13,974
9/4/2024	10,000	10,000	10,000
11/30/2024	11,172.19	11,201	11,067
2/28/2025	10,085.72	10,130	10,855
5/31/2025	9,774.44	9,827	10,797
8/31/2025	11,014.3	11,090	11,863
11/30/2025	11,808.14	11,902	12,569
2/28/2026	12,437.48	12,558	12,700
5/31/2026	13,932.35	14,087	13,974

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/4/24)
Russell 2000 High Income ETF	42.54%	21.04%
Cboe Russell 2000 Daily Covered Call Index	43.33%	21.81%
Russell 3000 Index	29.45%	21.27%

Performance Inception Date	Sep. 04, 2024
AssetsNet	$ 187,545,672
Holdings Count | Holding	1,909
Advisory Fees Paid, Amount	$ 575,926
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$187,545,672 Number of Portfolio Holdings1,909 Net Investment Advisory Fees$575,926 Portfolio Turnover Rate42%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
Russell 2000® Daily Covered Call Index Long Swaps	100%
Russell 2000® E-mini Index Futures	14%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	1.6%
Credo Technology Group Holding Ltd.	1.0%
Sterling Infrastructure, Inc.	0.6%
IonQ, Inc.	0.6%
Fabrinet	0.6%
Nextpower, Inc., Class A	0.6%
Coeur Mining, Inc.	0.5%
TTM Technologies, Inc.	0.5%
EchoStar Corp., Class A	0.4%
Guardant Health, Inc.	0.4%

C000214312
Shareholder Report [Line Items]
Fund Name	Russell U.S. Dividend Growers ETF
Trading Symbol	TMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TMDV	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Line Graph [Table Text Block]
Table Summary
	Russell U.S. Dividend Growers ETF : $14,406	Russell 3000 Dividend Elite Index : $14,786	Russell 3000 Index : $26,281
11/5/2019	10,000	10,000	10,000
11/30/2019	10,057.12	10,060	10,245
12/31/2019	10,322.17	10,330	10,541
1/31/2020	10,090.65	10,101	10,529
2/29/2020	9,039.84	9,047	9,667
3/31/2020	8,021.89	8,049	8,338
4/30/2020	8,797.59	8,833	9,442
5/31/2020	9,137.94	9,179	9,947
6/30/2020	9,210.04	9,253	10,175
7/31/2020	9,514.34	9,563	10,752
8/31/2020	9,930.24	9,985	11,531
9/30/2020	9,660.53	9,714	11,111
10/31/2020	9,636.55	9,693	10,871
11/30/2020	10,554.79	10,621	12,194
12/31/2020	10,819.32	10,892	12,743
1/31/2021	10,619.4	10,693	12,687
2/28/2021	10,903.3	10,983	13,084
3/31/2021	11,804.82	11,896	13,552
4/30/2021	12,254.34	12,354	14,250
5/31/2021	12,592.46	12,699	14,316
6/30/2021	12,331.85	12,440	14,669
7/31/2021	12,543.1	12,658	14,917
8/31/2021	12,673.57	12,793	15,343
9/30/2021	11,981.83	12,097	14,654
10/31/2021	12,593.19	12,720	15,644
11/30/2021	12,338.77	12,467	15,406
12/31/2021	13,347.14	13,493	16,013
1/31/2022	12,735.73	12,878	15,072
2/28/2022	12,438.53	12,580	14,692
3/31/2022	12,723.43	12,870	15,168
4/30/2022	12,411.06	12,559	13,808
5/31/2022	12,492.4	12,646	13,790
6/30/2022	11,756.19	11,904	12,635
7/31/2022	12,492.66	12,655	13,821
8/31/2022	12,219.08	12,382	13,305
9/30/2022	11,095.12	11,241	12,072
10/31/2022	12,328.6	12,498	13,062
11/30/2022	13,245.23	13,433	13,743
12/31/2022	12,676.42	12,857	12,938
1/31/2023	12,969.9	13,159	13,829
2/28/2023	12,660.18	12,847	13,506
3/31/2023	12,615.32	12,804	13,866
4/30/2023	12,726.87	12,921	14,015
5/31/2023	12,005.58	12,191	14,069
6/30/2023	12,766.56	12,970	15,030
7/31/2023	13,134.77	13,349	15,569
8/31/2023	12,680.21	12,889	15,268
9/30/2023	11,912.8	12,111	14,541
10/31/2023	11,528.77	11,723	14,156
11/30/2023	12,288.99	12,502	15,475
12/31/2023	12,975.84	13,204	16,295
1/31/2024	12,635.93	12,862	16,476
2/29/2024	12,918.28	13,154	17,368
3/31/2024	13,405.8	13,657	17,929
4/30/2024	12,897.28	13,141	17,140
5/31/2024	12,968.68	13,217	17,949
6/30/2024	12,738.62	12,986	18,505
7/31/2024	13,681.5	13,953	18,849
8/31/2024	13,916.1	14,197	19,260
9/30/2024	14,079.41	14,369	19,659
10/31/2024	13,636.74	13,919	19,516
11/30/2024	14,526.98	14,835	20,813
12/31/2024	13,326.03	13,608	20,176
1/31/2025	13,646.24	13,940	20,814
2/28/2025	13,815.26	14,117	20,414
3/31/2025	13,562.45	13,863	19,224
4/30/2025	13,232.69	13,529	19,095
5/31/2025	13,491.16	13,798	20,306
6/30/2025	13,452.07	13,761	21,338
7/31/2025	13,509.07	13,824	21,807
8/31/2025	14,038.01	14,370	22,311
9/30/2025	13,788.02	14,118	23,081
10/31/2025	13,308.38	13,629	23,574
11/30/2025	13,779.9	14,117	23,638
12/31/2025	13,699.02	14,039	23,633
1/31/2026	14,499.83	14,868	24,000
2/28/2026	15,200.37	15,592	23,884
3/31/2026	14,244.7	14,613	22,697
4/30/2026	14,570.78	14,952	25,013
5/31/2026	14,405.51	14,786	26,281

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/19)
Russell U.S. Dividend Growers ETF	6.78%	2.73%	5.71%
Russell 3000 Dividend Elite Index	7.17%	11.33%	6.14%
Russell 3000 Index	29.45%	12.91%	15.85%

Performance Inception Date	Nov. 05, 2019
AssetsNet	$ 4,415,698
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 15,234
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,415,698 Number of Portfolio Holdings67 Net Investment Advisory Fees$15,234 Portfolio Turnover Rate19%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Staples	23.4%
Industrials	17.6%
Financials	16.1%
Materials	13.6%
Utilities	13.6%
Health Care	5.4%
Real Estate	4.8%
Consumer Discretionary	4.0%
Energy	1.5%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Nucor Corp.	2.3%
Gorman-Rupp Co. (The)	1.9%
Archer-Daniels-Midland Co.	1.9%
Franklin Resources, Inc.	1.9%
T. Rowe Price Group, Inc.	1.8%
Community Trust Bancorp, Inc.	1.8%
Federal Realty Investment Trust	1.8%
WW Grainger, Inc.	1.7%
Stepan Co.	1.7%
HB Fuller Co.	1.7%

C000274756
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Buyback Aristocrats ETF
Trading Symbol	BUYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500® Buyback Aristocrats ETF (the “Fund”) for the period of May 6, 2026 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
BUYB	$3	0.39%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (5/6/26)
S&P 500® Buyback Aristocrats ETF	0.93%
S&P 500® Buyback Aristocrats Index	0.98%
S&P 500® Index	3.02%

Performance Inception Date	May 06, 2026
AssetsNet	$ 11,304,491
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,576
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,304,491 Number of Portfolio Holdings68 Net Investment Advisory Fees$1,576 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	27.8%
Financials	23.3%
Consumer Discretionary	16.4%
Information Technology	14.4%
Health Care	12.5%
Consumer Staples	4.3%
Materials	1.3%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
QUALCOMM, Inc.	2.8%
Cisco Systems, Inc.	2.1%
DaVita, Inc.	1.9%
Jabil, Inc.	1.8%
JB Hunt Transport Services, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Apple, Inc.	1.7%
Corpay, Inc.	1.7%
Applied Materials, Inc.	1.7%
Eli Lilly & Co.	1.7%

C000131287
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats ETF
Trading Symbol	NOBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NOBL	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Line Graph [Table Text Block]
Table Summary
	S&P 500® Dividend Aristocrats ETF : $24,990	S&P 500 Dividend Aristocrats Index : $25,936	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,282.07	10,286	10,026
7/31/2016	10,520.73	10,528	10,396
8/31/2016	10,467.17	10,477	10,411
9/30/2016	10,321.77	10,335	10,413
10/31/2016	9,846.73	9,861	10,223
11/30/2016	10,190.35	10,208	10,601
12/31/2016	10,291.74	10,314	10,811
1/31/2017	10,391.01	10,417	11,017
2/28/2017	10,777.9	10,808	11,454
3/31/2017	10,799.03	10,833	11,468
4/30/2017	10,963.94	11,002	11,586
5/31/2017	11,040.88	11,084	11,749
6/30/2017	11,142.63	11,189	11,822
7/31/2017	11,263	11,313	12,066
8/31/2017	11,191.78	11,245	12,103
9/30/2017	11,534.02	11,593	12,352
10/31/2017	11,696.79	11,761	12,640
11/30/2017	12,230.07	12,303	13,028
12/31/2017	12,477.43	12,557	13,173
1/31/2018	12,953.12	13,041	13,928
2/28/2018	12,301.72	12,388	13,414
3/31/2018	12,185.41	12,274	13,073
4/30/2018	12,071.97	12,163	13,123
5/31/2018	12,182.82	12,281	13,439
6/30/2018	12,284.12	12,387	13,522
7/31/2018	12,890.3	13,003	14,025
8/31/2018	13,120.82	13,239	14,483
9/30/2018	13,242.28	13,365	14,565
10/31/2018	12,521.23	12,639	13,569
11/30/2018	13,128.45	13,266	13,846
12/31/2018	12,080.82	12,212	12,595
1/31/2019	12,731.6	12,875	13,604
2/28/2019	13,332.58	13,488	14,041
3/31/2019	13,573.73	13,736	14,313
4/30/2019	13,813.21	13,983	14,893
5/31/2019	13,048.3	13,211	13,947
6/30/2019	13,976.78	14,158	14,931
7/31/2019	14,101.75	14,289	15,146
8/31/2019	14,015.23	14,204	14,906
9/30/2019	14,487.07	14,689	15,185
10/31/2019	14,666.86	14,875	15,515
11/30/2019	15,109.44	15,329	16,078
12/31/2019	15,397.39	15,626	16,563
1/31/2020	14,996.72	15,223	16,557
2/29/2020	13,677.41	13,885	15,194
3/31/2020	11,809.34	11,988	13,318
4/30/2020	13,053.97	13,258	15,025
5/31/2020	13,728.73	13,949	15,740
6/30/2020	13,890.59	14,116	16,053
7/31/2020	14,597.14	14,840	16,959
8/31/2020	15,178.71	15,437	18,178
9/30/2020	14,965.63	15,222	17,487
10/31/2020	14,673.06	14,930	17,022
11/30/2020	16,423.29	16,720	18,886
12/31/2020	16,678.14	16,986	19,611
1/31/2021	16,364.09	16,670	19,413
2/28/2021	16,817.82	17,138	19,949
3/31/2021	18,077.79	18,431	20,823
4/30/2021	18,866.85	19,241	21,935
5/31/2021	19,340.66	19,730	22,088
6/30/2021	19,107.04	19,497	22,603
7/31/2021	19,516.06	19,920	23,141
8/31/2021	19,884.59	20,303	23,844
9/30/2021	18,753.1	19,152	22,736
10/31/2021	19,870.1	20,301	24,329
11/30/2021	19,507.98	19,935	24,161
12/31/2021	20,928.58	21,399	25,244
1/31/2022	20,074.16	20,530	23,939
2/28/2022	19,544.67	19,992	23,223
3/31/2022	20,282.18	20,754	24,085
4/30/2022	19,613.37	20,073	21,984
5/31/2022	19,673.24	20,141	22,024
6/30/2022	18,340.22	18,780	20,207
7/31/2022	19,553.78	20,030	22,070
8/31/2022	19,009.35	19,478	21,170
9/30/2022	17,256.14	17,680	19,220
10/31/2022	19,054.68	19,533	20,777
11/30/2022	20,413.59	20,935	21,938
12/31/2022	19,567.45	20,070	20,674
1/31/2023	20,194.68	20,721	21,973
2/28/2023	19,726.23	20,244	21,437
3/31/2023	19,903.6	20,430	22,223
4/30/2023	20,325.15	20,870	22,570
5/31/2023	19,131.23	19,647	22,667
6/30/2023	20,676.45	21,244	24,165
7/31/2023	21,221.79	21,811	24,941
8/31/2023	20,728.47	21,310	24,545
9/30/2023	19,538.7	20,089	23,374
10/31/2023	18,861.06	19,395	22,883
11/30/2023	20,101.12	20,679	24,972
12/31/2023	21,144.71	21,759	26,106
1/31/2024	21,053.18	21,672	26,545
2/29/2024	21,609.83	22,253	27,962
3/31/2024	22,621.49	23,303	28,862
4/30/2024	21,563.58	22,217	27,685
5/31/2024	21,876.43	22,546	29,058
6/30/2024	21,568.26	22,233	30,101
7/31/2024	22,681.59	23,389	30,468
8/31/2024	23,505.77	24,247	31,209
9/30/2024	24,075.11	24,841	31,877
10/31/2024	23,330.25	24,078	31,587
11/30/2024	24,428.88	25,222	33,441
12/31/2024	22,562.47	23,298	32,645
1/31/2025	23,216.37	23,980	33,552
2/28/2025	23,583.07	24,366	33,116
3/31/2025	23,261.99	24,042	31,252
4/30/2025	22,380.37	23,136	31,039
5/31/2025	22,862.15	23,643	32,992
6/30/2025	23,067.9	23,860	34,671
7/31/2025	23,298.63	24,106	35,447
8/31/2025	23,993.97	24,834	36,167
9/30/2025	23,731.5	24,568	37,487
10/31/2025	23,400.34	24,232	38,364
11/30/2025	24,217.43	25,087	38,460
12/31/2025	24,116.64	24,992	38,483
1/31/2026	25,488.95	26,424	39,041
2/28/2026	26,558.15	27,541	38,745
3/31/2026	24,677.9	25,597	36,815
4/30/2026	25,259.63	26,209	40,677
5/31/2026	24,989.65	25,936	42,817

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Dividend Aristocrats ETF	9.31%	5.26%	9.59%
S&P 500 Dividend Aristocrats Index	9.71%	5.63%	10.00%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 11,066,712,494
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 39,822,984
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,066,712,494 Number of Portfolio Holdings71 Net Investment Advisory Fees$39,822,984 Portfolio Turnover Rate20%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Staples	23.5%
Industrials	21.8%
Financials	12.8%
Materials	11.6%
Health Care	10.2%
Utilities	5.7%
Real Estate	4.6%
Consumer Discretionary	3.9%
Information Technology	3.0%
Energy	2.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Nucor Corp.	1.8%
West Pharmaceutical Services, Inc.	1.7%
International Business Machines Corp.	1.7%
Archer-Daniels-Midland Co.	1.7%
Franklin Resources, Inc.	1.7%
Colgate-Palmolive Co.	1.6%
Caterpillar, Inc.	1.6%
Automatic Data Processing, Inc.	1.6%
Hormel Foods Corp.	1.6%
J M Smucker Co. (The)	1.6%

C000261360
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dynamic Buffer ETF
Trading Symbol	FB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500® Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
FB	$58	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
Table Summary
	S&P 500® Dynamic Buffer ETF : $11,296	S&P 500 Daily Dynamic Buffer Index : $11,343	S&P 500® Index : $12,580
6/24/2025	10,000	10,000	10,000
6/30/2025	10,099.09	10,104	10,187
7/31/2025	10,145.52	10,161	10,415
8/31/2025	10,241.7	10,266	10,627
9/30/2025	10,373.35	10,401	11,014
10/31/2025	10,528.04	10,559	11,272
11/30/2025	10,608.47	10,643	11,300
12/31/2025	10,647.75	10,684	11,307
1/31/2026	10,652.49	10,692	11,471
2/28/2026	10,750.8	10,793	11,384
3/31/2026	10,729.39	10,775	10,817
4/30/2026	11,079.3	11,127	11,952
5/31/2026	11,296.1	11,343	12,580

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (6/24/25)
S&P 500® Dynamic Buffer ETF	12.96%
S&P 500 Daily Dynamic Buffer Index	13.43%
S&P 500® Index	25.81%

Performance Inception Date	Jun. 24, 2025
AssetsNet	$ 1,783,961
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 20,270
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,783,961 Number of Portfolio Holdings504 Net Investment Advisory Fees$20,270 Portfolio Turnover Rate317%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	79%
S&P® 500 Daily Dynamic Buffer Index Long Swaps	100%
S&P 500® E-Mini Index Futures	21%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.4%
Communication Services	10.3%
Consumer Discretionary	9.6%
Industrials	8.3%
Health Care	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.9%
Other	1.8%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	6.2%
Apple, Inc.	5.6%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.1%
Meta Platforms, Inc., Class A	1.7%
Tesla, Inc.	1.5%
Micron Technology, Inc.	1.3%

C000160294
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Energy ETF
Trading Symbol	SPXE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXE	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Line Graph [Table Text Block]
Table Summary
	S&P 500® Ex-Energy ETF : $43,248	S&P 500 Ex-Energy Index : $44,219	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,000.61	10,003	10,026
7/31/2016	10,410.79	10,416	10,396
8/31/2016	10,415.1	10,423	10,411
9/30/2016	10,389.65	10,402	10,413
10/31/2016	10,207.3	10,221	10,223
11/30/2016	10,545.12	10,562	10,601
12/31/2016	10,750.58	10,771	10,811
1/31/2017	10,999.69	11,024	11,017
2/28/2017	11,484.34	11,515	11,454
3/31/2017	11,504.11	11,538	11,468
4/30/2017	11,650.97	11,688	11,586
5/31/2017	11,849.06	11,890	11,749
6/30/2017	11,926.24	11,971	11,822
7/31/2017	12,164.28	12,214	12,066
8/31/2017	12,241.15	12,294	12,103
9/30/2017	12,432.11	12,490	12,352
10/31/2017	12,742.44	12,806	12,640
11/30/2017	13,139.25	13,209	13,028
12/31/2017	13,251.22	13,326	13,173
1/31/2018	14,020.75	14,105	13,928
2/28/2018	13,566.23	13,649	13,414
3/31/2018	13,186.74	13,269	13,073
4/30/2018	13,162.28	13,247	13,123
5/31/2018	13,469.27	13,561	13,439
6/30/2018	13,546.48	13,644	13,522
7/31/2018	14,066.35	14,173	14,025
8/31/2018	14,580.53	14,698	14,483
9/30/2018	14,640.82	14,763	14,565
10/31/2018	13,681.74	13,796	13,569
11/30/2018	13,987.6	14,107	13,846
12/31/2018	12,754.2	12,863	12,595
1/31/2019	13,747.34	13,872	13,604
2/28/2019	14,188.73	14,321	14,041
3/31/2019	14,458.98	14,597	14,313
4/30/2019	15,073.82	15,222	14,893
5/31/2019	14,156.42	14,295	13,947
6/30/2019	15,131.55	15,286	14,931
7/31/2019	15,370.71	15,532	15,146
8/31/2019	15,173.12	15,336	14,906
9/30/2019	15,439.86	15,609	15,185
10/31/2019	15,802.62	15,981	15,515
11/30/2019	16,383.95	16,574	16,078
12/31/2019	16,851.75	17,053	16,563
1/31/2020	16,925.71	17,131	16,557
2/29/2020	15,576.87	15,764	15,194
3/31/2020	13,786.3	13,948	13,318
4/30/2020	15,480.8	15,672	15,025
5/31/2020	16,226.52	16,432	15,740
6/30/2020	16,560.02	16,775	16,053
7/31/2020	17,539.09	17,774	16,959
8/31/2020	18,828.19	19,089	18,178
9/30/2020	18,161.02	18,411	17,487
10/31/2020	17,682.52	17,929	17,022
11/30/2020	19,548.29	19,829	18,886
12/31/2020	20,289.91	20,589	19,611
1/31/2021	20,058.12	20,358	19,413
2/28/2021	20,508.86	20,820	19,949
3/31/2021	21,410.66	21,743	20,823
4/30/2021	22,576.26	22,932	21,935
5/31/2021	22,697.55	23,060	22,088
6/30/2021	23,205.6	23,584	22,603
7/31/2021	23,823.56	24,218	23,141
8/31/2021	24,572.53	24,986	23,844
9/30/2021	23,340.81	23,737	22,736
10/31/2021	24,945.95	25,377	24,329
11/30/2021	24,801.59	25,235	24,161
12/31/2021	25,912.73	26,375	25,244
1/31/2022	24,395.99	24,835	23,939
2/28/2022	23,580.66	24,006	23,223
3/31/2022	24,404.7	24,848	24,085
4/30/2022	22,212.27	22,609	21,984
5/31/2022	22,104.66	22,499	22,024
6/30/2022	20,375.57	20,739	20,207
7/31/2022	22,243.23	22,647	22,070
8/31/2022	21,265.75	21,653	21,170
9/30/2022	19,315.39	19,659	19,220
10/31/2022	20,715.62	21,090	20,777
11/30/2022	21,919.26	22,319	21,938
12/31/2022	20,627.13	21,000	20,674
1/31/2023	21,958.9	22,361	21,973
2/28/2023	21,477.49	21,871	21,437
3/31/2023	22,304.79	22,716	22,223
4/30/2023	22,631.82	23,052	22,570
5/31/2023	22,844.81	23,271	22,667
6/30/2023	24,348.67	24,809	24,165
7/31/2023	25,084.06	25,561	24,941
8/31/2023	24,645.72	25,116	24,545
9/30/2023	23,389.21	23,833	23,374
10/31/2023	22,942.19	23,377	22,883
11/30/2023	25,141.61	25,624	24,972
12/31/2023	26,328.45	26,839	26,106
1/31/2024	26,791.33	27,311	26,545
2/29/2024	28,240.84	28,794	27,962
3/31/2024	29,065.4	29,638	28,862
4/30/2024	27,839.54	28,387	27,685
5/31/2024	29,277.63	29,860	29,058
6/30/2024	30,381.31	30,992	30,101
7/31/2024	30,738.03	31,357	30,468
8/31/2024	31,527.77	32,166	31,209
9/30/2024	32,251.84	32,910	31,877
10/31/2024	31,939.78	32,594	31,587
11/30/2024	33,796.92	34,494	33,441
12/31/2024	33,077.43	33,759	32,645
1/31/2025	34,001.71	34,708	33,552
2/28/2025	33,497.5	34,194	33,116
3/31/2025	31,502.75	32,156	31,252
4/30/2025	31,441.18	32,095	31,039
5/31/2025	33,467.6	34,172	32,992
6/30/2025	35,164.64	35,911	34,671
7/31/2025	35,942.43	36,708	35,447
8/31/2025	36,650.19	37,435	36,167
9/30/2025	38,030.24	38,850	37,487
10/31/2025	38,955.86	39,798	38,364
11/30/2025	39,022.45	39,870	38,460
12/31/2025	39,041.36	39,893	38,483
1/31/2026	39,456.83	40,320	39,041
2/28/2026	39,023.04	39,881	38,745
3/31/2026	36,864.88	37,675	36,815
4/30/2026	40,939.47	41,850	40,677
5/31/2026	43,248.3	44,219	42,817

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Ex-Energy ETF	29.22%	13.76%	15.77%
S&P 500 Ex-Energy Index	29.39%	13.89%	16.01%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 84,063,902
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 63,981
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$84,063,902 Number of Portfolio Holdings484 Net Investment Advisory Fees$63,981 Portfolio Turnover Rate3%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	39.8%
Financials	11.7%
Communication Services	10.7%
Consumer Discretionary	10.0%
Industrials	8.6%
Health Care	8.6%
Consumer Staples	4.7%
Utilities	2.2%
Materials	1.9%
Real Estate	1.8%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	8.1%
Apple, Inc.	7.3%
Microsoft Corp.	5.3%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	3.4%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	1.9%
Micron Technology, Inc.	1.7%

C000160295
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Financials ETF
Trading Symbol	SPXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXN	$11	0.09%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%
Line Graph [Table Text Block]
Table Summary
	S&P 500® Ex-Financials ETF : $44,496	S&P 500 Ex-Financials and Real Estate Index : $45,441	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,091.69	10,093	10,026
7/31/2016	10,463.46	10,467	10,396
8/31/2016	10,404.06	10,410	10,411
9/30/2016	10,450.59	10,460	10,413
10/31/2016	10,210.44	10,217	10,223
11/30/2016	10,437.7	10,453	10,601
12/31/2016	10,596.44	10,615	10,811
1/31/2017	10,832.52	10,855	11,017
2/28/2017	11,233.44	11,260	11,454
3/31/2017	11,306.03	11,335	11,468
4/30/2017	11,459.4	11,492	11,586
5/31/2017	11,670.61	11,708	11,749
6/30/2017	11,625.2	11,663	11,822
7/31/2017	11,871.25	11,914	12,066
8/31/2017	11,941.08	11,987	12,103
9/30/2017	12,136.45	12,186	12,352
10/31/2017	12,410.42	12,464	12,640
11/30/2017	12,776.77	12,836	13,028
12/31/2017	12,904.29	12,967	13,173
1/31/2018	13,653.52	13,727	13,928
2/28/2018	13,142.88	13,212	13,414
3/31/2018	12,823.29	12,893	13,073
4/30/2018	12,890.75	12,964	13,123
5/31/2018	13,272.57	13,352	13,439
6/30/2018	13,390.5	13,475	13,522
7/31/2018	13,861.13	13,954	14,025
8/31/2018	14,355.6	14,456	14,483
9/30/2018	14,515.52	14,619	14,565
10/31/2018	13,455.04	13,548	13,569
11/30/2018	13,703.79	13,790	13,846
12/31/2018	12,511.94	12,589	12,595
1/31/2019	13,479.36	13,569	13,604
2/28/2019	13,934.45	14,031	14,041
3/31/2019	14,287.14	14,390	14,313
4/30/2019	14,779.12	14,890	14,893
5/31/2019	13,822.52	13,923	13,947
6/30/2019	14,824.86	14,940	14,931
7/31/2019	15,010.04	15,130	15,146
8/31/2019	14,811.1	14,931	14,906
9/30/2019	15,025.5	15,154	15,185
10/31/2019	15,354.48	15,490	15,515
11/30/2019	15,904.02	16,050	16,078
12/31/2019	16,395.74	16,552	16,563
1/31/2020	16,443.48	16,602	16,557
2/29/2020	15,152.36	15,297	15,194
3/31/2020	13,494.13	13,619	13,318
4/30/2020	15,283.96	15,437	15,025
5/31/2020	16,059.66	16,226	15,740
6/30/2020	16,419.93	16,595	16,053
7/31/2020	17,384.33	17,576	16,959
8/31/2020	18,721.02	18,938	18,178
9/30/2020	17,993.63	18,202	17,487
10/31/2020	17,479.62	17,685	17,022
11/30/2020	19,288.41	19,522	18,886
12/31/2020	19,981.36	20,231	19,611
1/31/2021	19,781.9	20,035	19,413
2/28/2021	20,124.77	20,387	19,949
3/31/2021	20,947.33	21,227	20,823
4/30/2021	22,007.21	22,308	21,935
5/31/2021	22,037.71	22,339	22,088
6/30/2021	22,700.52	23,020	22,603
7/31/2021	23,302.89	23,637	23,141
8/31/2021	23,944.37	24,294	23,844
9/30/2021	22,752.65	23,089	22,736
10/31/2021	24,326.29	24,694	24,329
11/30/2021	24,317.05	24,687	24,161
12/31/2021	25,387.27	25,785	25,244
1/31/2022	23,933.2	24,313	23,939
2/28/2022	23,179.39	23,547	23,223
3/31/2022	24,126.36	24,515	24,085
4/30/2022	22,022.79	22,372	21,984
5/31/2022	22,031.42	22,381	22,024
6/30/2022	20,282.33	20,600	20,207
7/31/2022	22,200.7	22,557	22,070
8/31/2022	21,250.71	21,591	21,170
9/30/2022	19,288.55	19,592	19,220
10/31/2022	20,787.97	21,120	20,777
11/30/2022	21,895.36	22,250	21,938
12/31/2022	20,614.13	20,946	20,674
1/31/2023	21,863.84	22,222	21,973
2/28/2023	21,351.08	21,699	21,437
3/31/2023	22,556.92	22,930	22,223
4/30/2023	22,854.18	23,235	22,570
5/31/2023	23,156.26	23,541	22,667
6/30/2023	24,684.38	25,100	24,165
7/31/2023	25,429.41	25,860	24,941
8/31/2023	25,074.29	25,501	24,545
9/30/2023	23,838.81	24,244	23,374
10/31/2023	23,354.99	23,752	22,883
11/30/2023	25,397.38	25,835	24,972
12/31/2023	26,484.16	26,943	26,106
1/31/2024	26,921.54	27,390	26,545
2/29/2024	28,424.78	28,924	27,962
3/31/2024	29,278.84	29,798	28,862
4/30/2024	28,122.63	28,621	27,685
5/31/2024	29,589.47	30,120	29,058
6/30/2024	30,860.12	31,418	30,101
7/31/2024	30,928.51	31,516	30,468
8/31/2024	31,547.29	32,149	31,209
9/30/2024	32,340.45	32,959	31,877
10/31/2024	31,890.45	32,501	31,587
11/30/2024	33,549.96	34,198	33,441
12/31/2024	32,974.38	33,613	32,645
1/31/2025	33,696.36	34,353	33,552
2/28/2025	33,052.7	33,700	33,116
3/31/2025	31,082.24	31,688	31,252
4/30/2025	30,950.24	31,555	31,039
5/31/2025	33,036.96	33,688	32,992
6/30/2025	34,858.55	35,554	34,671
7/31/2025	35,790.28	36,511	35,447
8/31/2025	36,447.62	37,183	36,167
9/30/2025	38,012.26	38,785	37,487
10/31/2025	39,254.24	40,057	38,364
11/30/2025	39,236.78	40,041	38,460
12/31/2025	39,094.61	39,901	38,483
1/31/2026	39,882.7	40,711	39,041
2/28/2026	39,693.2	40,520	38,745
3/31/2026	37,641.91	38,425	36,815
4/30/2026	41,870.55	42,752	40,677
5/31/2026	44,495.78	45,441	42,817

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Ex-Financials ETF	34.68%	15.09%	16.10%
S&P 500 Ex-Financials and Real Estate Index	34.89%	15.25%	16.34%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 78,845,470
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 58,333
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$78,845,470 Number of Portfolio Holdings398 Net Investment Advisory Fees$58,333 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	44.4%
Communication Services	12.0%
Consumer Discretionary	11.2%
Industrials	9.5%
Health Care	9.6%
Consumer Staples	5.2%
Energy	3.6%
Utilities	2.4%
Materials	2.1%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	9.1%
Apple, Inc.	8.1%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Micron Technology, Inc.	1.9%

C000160296
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Health Care ETF
Trading Symbol	SPXV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXV	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Line Graph [Table Text Block]
Table Summary
	S&P 500® Ex-Health Care ETF : $44,856	S&P 500 Ex-Health Care Index : $45,856	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,010.82	10,013	10,026
7/31/2016	10,353.74	10,360	10,396
8/31/2016	10,429.25	10,439	10,411
9/30/2016	10,436.68	10,451	10,413
10/31/2016	10,327.89	10,344	10,223
11/30/2016	10,732.74	10,757	10,601
12/31/2016	10,962.58	10,991	10,811
1/31/2017	11,160.97	11,194	11,017
2/28/2017	11,556.51	11,594	11,454
3/31/2017	11,577.06	11,617	11,468
4/30/2017	11,683.3	11,727	11,586
5/31/2017	11,855.48	11,903	11,749
6/30/2017	11,851.2	11,900	11,822
7/31/2017	12,116.82	12,170	12,066
8/31/2017	12,120.47	12,176	12,103
9/30/2017	12,388.43	12,450	12,352
10/31/2017	12,736.67	12,806	12,640
11/30/2017	13,127.3	13,202	13,028
12/31/2017	13,307.23	13,387	13,173
1/31/2018	14,041.71	14,134	13,928
2/28/2018	13,541.42	13,631	13,414
3/31/2018	13,205.76	13,296	13,073
4/30/2018	13,236.42	13,329	13,123
5/31/2018	13,595.77	13,698	13,439
6/30/2018	13,653.34	13,760	13,522
7/31/2018	14,092.35	14,207	14,025
8/31/2018	14,520.13	14,643	14,483
9/30/2018	14,542.02	14,666	14,565
10/31/2018	13,546.1	13,660	13,569
11/30/2018	13,708.55	13,817	13,846
12/31/2018	12,457.95	12,560	12,595
1/31/2019	13,521.63	13,640	13,604
2/28/2019	14,001.67	14,127	14,041
3/31/2019	14,305.3	14,438	14,313
4/30/2019	15,037.39	15,187	14,893
5/31/2019	13,987.38	14,126	13,947
6/30/2019	14,977.37	15,131	14,931
7/31/2019	15,265.04	15,425	15,146
8/31/2019	14,995.31	15,153	14,906
9/30/2019	15,318.7	15,487	15,185
10/31/2019	15,575.31	15,750	15,515
11/30/2019	16,100.71	16,286	16,078
12/31/2019	16,568.18	16,763	16,563
1/31/2020	16,635.11	16,830	16,557
2/29/2020	15,225.48	15,403	15,194
3/31/2020	13,135.69	13,286	13,318
4/30/2020	14,814.39	14,994	15,025
5/31/2020	15,554.81	15,748	15,740
6/30/2020	15,983.23	16,184	16,053
7/31/2020	16,885.52	17,103	16,959
8/31/2020	18,221.03	18,465	18,178
9/30/2020	17,478.2	17,713	17,487
10/31/2020	17,042.1	17,272	17,022
11/30/2020	18,984.63	19,248	18,886
12/31/2020	19,705.22	19,985	19,611
1/31/2021	19,425.15	19,707	19,413
2/28/2021	20,102.6	20,403	19,949
3/31/2021	20,986.72	21,311	20,823
4/30/2021	22,141.73	22,492	21,935
5/31/2021	22,256.22	22,609	22,088
6/30/2021	22,766.54	23,135	22,603
7/31/2021	23,218.28	23,598	23,141
8/31/2021	23,940.77	24,339	23,844
9/30/2021	22,858.69	23,241	22,736
10/31/2021	24,516.72	24,936	24,329
11/30/2021	24,426.49	24,848	24,161
12/31/2021	25,350.04	25,800	25,244
1/31/2022	24,095.06	24,528	23,939
2/28/2022	23,305.87	23,721	23,223
3/31/2022	24,101.99	24,535	24,085
4/30/2022	21,853.26	22,241	21,984
5/31/2022	21,848.51	22,236	22,024
6/30/2022	19,844.82	20,193	20,207
7/31/2022	21,877.77	22,267	22,070
8/31/2022	21,048.57	21,423	21,170
9/30/2022	18,888.24	19,218	19,220
10/31/2022	20,358.45	20,719	20,777
11/30/2022	21,518.67	21,907	21,938
12/31/2022	20,134.47	20,494	20,674
1/31/2023	21,703.66	22,096	21,973
2/28/2023	21,255.14	21,639	21,437
3/31/2023	22,084.24	22,487	22,223
4/30/2023	22,371.77	22,782	22,570
5/31/2023	22,645.57	23,062	22,667
6/30/2023	24,217.86	24,669	24,165
7/31/2023	25,074.37	25,545	24,941
8/31/2023	24,640.25	25,103	24,545
9/30/2023	23,400.54	23,838	23,374
10/31/2023	22,948.25	23,378	22,883
11/30/2023	25,166.31	25,645	24,972
12/31/2023	26,315.74	26,820	26,106
1/31/2024	26,704.67	27,220	26,545
2/29/2024	28,209.61	28,757	27,962
3/31/2024	29,147.03	29,718	28,862
4/30/2024	27,998.78	28,547	27,685
5/31/2024	29,482.75	30,066	29,058
6/30/2024	30,601.1	31,214	30,101
7/31/2024	30,911.82	31,536	30,468
8/31/2024	31,545.79	32,189	31,209
9/30/2024	32,382.21	33,045	31,877
10/31/2024	32,244.58	32,906	31,587
11/30/2024	34,356.71	35,068	33,441
12/31/2024	33,692.34	34,391	32,645
1/31/2025	34,474.92	35,196	33,552
2/28/2025	33,909.19	34,622	33,116
3/31/2025	31,840.59	32,507	31,252
4/30/2025	31,748.69	32,409	31,039
5/31/2025	34,197.29	34,915	32,992
6/30/2025	36,039.55	36,803	34,671
7/31/2025	37,047.35	37,838	35,447
8/31/2025	37,675.55	38,481	36,167
9/30/2025	39,119.01	39,958	37,487
10/31/2025	39,983.77	40,846	38,364
11/30/2025	39,722.27	40,580	38,460
12/31/2025	39,803.78	40,669	38,483
1/31/2026	40,438.49	41,324	39,041
2/28/2026	39,947.53	40,824	38,745
3/31/2026	38,094.98	38,930	36,815
4/30/2026	42,515.98	43,457	40,677
5/31/2026	44,855.91	45,856	42,817

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Ex-Health Care ETF	31.17%	15.05%	16.19%
S&P 500 Ex-Health Care Index	31.34%	15.17%	16.44%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 40,164,085
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 30,178
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$40,164,085 Number of Portfolio Holdings446 Net Investment Advisory Fees$30,178 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	42.1%
Financials	12.3%
Communication Services	11.3%
Consumer Discretionary	10.6%
Industrials	9.0%
Consumer Staples	5.0%
Energy	3.4%
Utilities	2.3%
Materials	2.0%
Real Estate	2.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	8.6%
Apple, Inc.	7.7%
Microsoft Corp.	5.6%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.7%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.1%
Micron Technology, Inc.	1.8%

C000160299
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Technology ETF
Trading Symbol	SPXT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXT	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Line Graph [Table Text Block]
Table Summary
	S&P 500® Ex-Technology ETF : $29,916	S&P 500 Ex-Information Technology Index : $30,577	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,072.37	10,073	10,026
7/31/2016	10,342.75	10,379	10,396
8/31/2016	10,322.27	10,350	10,411
9/30/2016	10,256.28	10,300	10,413
10/31/2016	10,034.57	10,078	10,223
11/30/2016	10,516.59	10,499	10,601
12/31/2016	10,711.37	10,707	10,811
1/31/2017	10,855.1	10,874	11,017
2/28/2017	11,263.06	11,273	11,454
3/31/2017	11,200.71	11,229	11,468
4/30/2017	11,279.6	11,339	11,586
5/31/2017	11,343.45	11,431	11,749
6/30/2017	11,539.3	11,581	11,822
7/31/2017	11,682.52	11,775	12,066
8/31/2017	11,614.59	11,718	12,103
9/30/2017	11,896.79	11,999	12,352
10/31/2017	12,004.76	12,115	12,640
11/30/2017	12,436.07	12,524	13,028
12/31/2017	12,599.97	12,705	13,173
1/31/2018	13,255.97	13,396	13,928
2/28/2018	12,614.89	12,741	13,414
3/31/2018	12,345.72	12,428	13,073
4/30/2018	12,407.25	12,495	13,123
5/31/2018	12,510.26	12,655	13,439
6/30/2018	12,623.04	12,792	13,522
7/31/2018	13,166.85	13,296	14,025
8/31/2018	13,422.52	13,550	14,483
9/30/2018	13,508.32	13,627	14,565
10/31/2018	12,625.27	12,736	13,569
11/30/2018	13,010.17	13,127	13,846
12/31/2018	11,818.1	11,923	12,595
1/31/2019	12,789.53	12,910	13,604
2/28/2019	13,078.41	13,206	14,041
3/31/2019	13,232.56	13,363	14,313
4/30/2019	13,681.46	13,819	14,893
5/31/2019	12,898.13	13,030	13,947
6/30/2019	13,728.83	13,875	14,931
7/31/2019	13,852.06	14,003	15,146
8/31/2019	13,626.24	13,777	14,906
9/30/2019	13,890.69	14,049	15,185
10/31/2019	14,121.49	14,285	15,515
11/30/2019	14,558.52	14,732	16,078
12/31/2019	14,929.34	15,112	16,563
1/31/2020	14,741.4	14,923	16,557
2/29/2020	13,484.91	13,649	15,194
3/31/2020	11,660.27	11,799	13,318
4/30/2020	13,109.39	13,272	15,025
5/31/2020	13,624.96	13,799	15,740
6/30/2020	13,645.28	13,821	16,053
7/31/2020	14,408.25	14,602	16,959
8/31/2020	15,174.1	15,384	18,178
9/30/2020	14,693.83	14,898	17,487
10/31/2020	14,441.05	14,645	17,022
11/30/2020	15,985.4	16,221	18,886
12/31/2020	16,478.96	16,728	19,611
1/31/2021	16,303.33	16,553	19,413
2/28/2021	16,843.76	17,109	19,949
3/31/2021	17,745.76	18,031	20,823
4/30/2021	18,691.74	18,999	21,935
5/31/2021	18,927.23	19,243	22,088
6/30/2021	19,055.48	19,375	22,603
7/31/2021	19,394.81	19,726	23,141
8/31/2021	19,938.85	20,286	23,844
9/30/2021	19,095.53	19,432	22,736
10/31/2021	20,341.45	20,707	24,329
11/30/2021	19,801.12	20,160	24,161
12/31/2021	20,770.37	21,156	25,244
1/31/2022	19,839.75	20,211	23,939
2/28/2022	19,398.76	19,760	23,223
3/31/2022	20,136.42	20,511	24,085
4/30/2022	18,582.81	18,927	21,984
5/31/2022	18,691.13	19,035	22,024
6/30/2022	17,223.98	17,539	20,207
7/31/2022	18,533.93	18,879	22,070
8/31/2022	17,924.29	18,258	21,170
9/30/2022	16,467.36	16,768	19,220
10/31/2022	17,813.41	18,141	20,777
11/30/2022	18,776.38	19,126	21,938
12/31/2022	17,873.5	18,204	20,674
1/31/2023	18,804.09	19,157	21,973
2/28/2023	18,150.79	18,490	21,437
3/31/2023	18,331.01	18,675	22,223
4/30/2023	18,676.1	19,028	22,570
5/31/2023	18,200.23	18,543	22,667
6/30/2023	19,392.88	19,763	24,165
7/31/2023	20,053.56	20,439	24,941
8/31/2023	19,712.77	20,091	24,545
9/30/2023	18,937.88	19,300	23,374
10/31/2023	18,390.51	18,742	22,883
11/30/2023	19,798.13	20,181	24,972
12/31/2023	20,752.25	21,158	26,106
1/31/2024	20,907.72	21,319	26,545
2/29/2024	21,935.87	22,370	27,962
3/31/2024	22,754.52	23,209	28,862
4/30/2024	21,954.59	22,392	27,685
5/31/2024	22,577.5	23,030	29,058
6/30/2024	22,815.48	23,274	30,101
7/31/2024	23,451.19	23,926	30,468
8/31/2024	24,141.92	24,634	31,209
9/30/2024	24,614.2	25,119	31,877
10/31/2024	24,397.02	24,898	31,587
11/30/2024	25,961.82	26,501	33,441
12/31/2024	24,922.59	25,441	32,645
1/31/2025	26,294.91	26,846	33,552
2/28/2025	25,951.87	26,497	33,116
3/31/2025	24,856.6	25,379	31,252
4/30/2025	24,448.93	24,960	31,039
5/31/2025	25,495.21	26,031	32,992
6/30/2025	26,235.88	26,791	34,671
7/31/2025	26,440.05	27,002	35,447
8/31/2025	27,204.18	27,785	36,167
9/30/2025	27,702.39	28,294	37,487
10/31/2025	27,773.79	28,367	38,364
11/30/2025	28,552.32	29,167	38,460
12/31/2025	28,614.09	29,235	38,483
1/31/2026	29,493.21	30,138	39,041
2/28/2026	29,733.38	30,385	38,745
3/31/2026	28,090.61	28,705	36,815
4/30/2026	30,071.88	30,734	40,677
5/31/2026	29,916.2	30,577	42,817

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Ex-Technology ETF	17.34%	9.59%	11.58%
S&P 500 Ex-Information Technology Index	17.46%	9.71%	11.82%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 266,728,751
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 208,306
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$266,728,751 Number of Portfolio Holdings432 Net Investment Advisory Fees$208,306 Portfolio Turnover Rate5%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	18.4%
Communication Services	16.9%
Consumer Discretionary	15.8%
Health Care	13.6%
Industrials	13.5%
Consumer Staples	7.4%
Energy	5.1%
Utilities	3.4%
Materials	3.0%
Real Estate	2.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Amazon.com, Inc.	6.6%
Alphabet, Inc., Class A	5.5%
Alphabet, Inc., Class C	4.4%
Meta Platforms, Inc., Class A	3.5%
Tesla, Inc.	3.1%
Eli Lilly & Co.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%
JPMorgan Chase & Co.	2.0%
Exxon Mobil Corp.	1.5%
Visa, Inc., Class A	1.4%

C000244194
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Income ETF
Trading Symbol	ISPY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ISPY	$63	0.55%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
Table Summary
	S&P 500® High Income ETF : $15,222	S&P 500 Daily Covered Call Index : $15,505	S&P 500® Index : $16,510
12/18/2023	10,000	10,000	10,000
2/29/2024	10,540.41	10,572	10,782
5/31/2024	11,002.54	11,071	11,205
8/31/2024	11,745.58	11,846	12,034
11/30/2024	12,554.2	12,678	12,894
2/28/2025	12,396.72	12,539	12,769
5/31/2025	11,978.98	12,131	12,721
8/31/2025	13,070.74	13,253	13,946
11/30/2025	13,824.93	14,034	14,830
2/28/2026	13,933.47	14,168	14,940
5/31/2026	15,222.32	15,505	16,510

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (12/18/23)
S&P 500® High Income ETF	27.08%	18.69%
S&P 500 Daily Covered Call Index	27.81%	19.62%
S&P 500® Index	29.78%	22.73%

Performance Inception Date	Dec. 18, 2023
AssetsNet	$ 1,296,610,501
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 5,956,973
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,296,610,501 Number of Portfolio Holdings521 Net Investment Advisory Fees$5,956,973 Portfolio Turnover Rate20%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
S&P 500® Daily Covered Call Index Long Swaps	100%
S&P 500® E-Mini Index Futures	15%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	6.7%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.6%
Micron Technology, Inc.	1.4%

C000238747
Shareholder Report [Line Items]
Fund Name	S&P Global Core Battery Metals ETF
Trading Symbol	ION
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ION	$95	0.58%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	S&P Global Core Battery Metals ETF : $16,088	S&P Global Core Battery Metals Index : $16,763	S&P Global 1200 Index : $20,013
11/29/2022	10,000	10,000	10,000
11/30/2022	10,269.13	10,226	10,254
12/31/2022	9,593.9	9,579	9,829
1/31/2023	10,902.99	10,902	10,533
2/28/2023	9,658.11	9,685	10,234
3/31/2023	9,528.97	9,554	10,584
4/30/2023	9,454.8	9,479	10,766
5/31/2023	8,902.38	8,898	10,675
6/30/2023	9,329.22	9,350	11,310
7/31/2023	9,666.43	9,727	11,675
8/31/2023	8,678.85	8,720	11,390
9/30/2023	8,247.14	8,303	10,896
10/31/2023	7,320.87	7,349	10,604
11/30/2023	7,405.21	7,460	11,574
12/31/2023	8,223.73	8,324	12,126
1/31/2024	7,141.69	7,274	12,238
2/29/2024	7,510.28	7,619	12,780
3/31/2024	7,632.06	7,735	13,217
4/30/2024	7,898.15	8,025	12,758
5/31/2024	7,971.14	8,084	13,343
6/30/2024	7,063.23	7,163	13,642
7/31/2024	6,814.46	6,919	13,872
8/31/2024	6,707.8	6,826	14,220
9/30/2024	7,782.41	7,933	14,508
10/31/2024	7,460.02	7,577	14,226
11/30/2024	7,208.09	7,322	14,773
12/31/2024	6,634.76	6,745	14,427
1/31/2025	6,729.48	6,852	14,903
2/28/2025	6,554.03	6,681	14,860
3/31/2025	6,705.47	6,818	14,252
4/30/2025	6,623.28	6,746	14,345
5/31/2025	7,064.09	7,192	15,201
6/30/2025	7,652.05	7,810	15,880
7/31/2025	8,093.06	8,298	16,082
8/31/2025	9,296.22	9,545	16,510
9/30/2025	10,273.27	10,645	17,118
10/31/2025	11,120.85	11,544	17,503
11/30/2025	12,417.78	12,897	17,548
12/31/2025	13,753.32	14,299	17,745
1/31/2026	15,648.08	16,319	18,259
2/28/2026	17,278.13	17,969	18,502
3/31/2026	14,711.28	15,247	17,251
4/30/2026	17,247.04	17,936	19,002
5/31/2026	16,087.9	16,763	20,013

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (11/29/22)
S&P Global Core Battery Metals ETF	127.74%	14.55%
S&P Global Core Battery Metals Index	133.09%	15.92%
S&P Global 1200 Index	31.64%	21.93%

Performance Inception Date	Nov. 29, 2022
AssetsNet	$ 16,650,336
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 47,440
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,650,336 Number of Portfolio Holdings53 Net Investment Advisory Fees$47,440 Portfolio Turnover Rate60%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Materials	95.1%
Industrials	4.1%
Consumer Discretionary	0.8%

Country Weights

Table Summary
Country	% of Exposure
China	29.7%
Australia	21.7%
Canada	9.5%
South Africa	7.8%
Indonesia	5.9%
Japan	5.0%
Chile	3.4%
United States	3.2%
United Kingdom	2.8%
Netherlands	2.8%
Other	8.2%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Liontown Ltd.	4.9%
PLS Group Ltd.	4.3%
Sigma Lithium Corp.	4.1%
IGO Ltd.	4.1%
Mineral Resources Ltd.	3.7%
Sociedad Quimica y Minera de Chile SA (ADR)	3.4%
Tianqi Lithium Corp., Class A	3.3%
Albemarle Corp.	3.2%
Tibet Mineral Development Co. Ltd., Class A	3.1%
Chengxin Lithium Group Co. Ltd., Class A	3.0%

C000230306
Shareholder Report [Line Items]
Fund Name	S&P Kensho Cleantech ETF
Trading Symbol	CTEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CTEX	$105	0.58%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	S&P Kensho Cleantech ETF : $12,643	S&P Kensho Cleantech Index : $12,782	S&P Total Market Index : $17,710
9/29/2021	10,000	10,000	10,000
9/30/2021	10,167.66	10,168	9,893
10/31/2021	12,389.75	12,394	10,557
11/30/2021	11,125.67	11,133	10,402
12/31/2021	9,494.77	9,507	10,797
1/31/2022	7,862.24	7,876	10,149
2/28/2022	8,327.25	8,347	9,894
3/31/2022	8,776.35	8,801	10,214
4/30/2022	7,128.98	7,149	9,293
5/31/2022	7,626.72	7,650	9,274
6/30/2022	7,244.69	7,257	8,494
7/31/2022	8,959.52	8,978	9,291
8/31/2022	9,306.04	9,327	8,940
9/30/2022	8,187.05	8,207	8,107
10/31/2022	7,919.19	7,942	8,768
11/30/2022	8,918.16	8,948	9,231
12/31/2022	7,559.35	7,590	8,689
1/31/2023	8,863.15	8,908	9,294
2/28/2023	8,323.64	8,367	9,078
3/31/2023	8,440.68	8,489	9,317
4/30/2023	7,865.98	7,913	9,410
5/31/2023	7,687.79	7,736	9,451
6/30/2023	8,493.57	8,548	10,098
7/31/2023	8,284.4	8,339	10,462
8/31/2023	7,194.89	7,240	10,257
9/30/2023	6,317.07	6,354	9,765
10/31/2023	5,344.74	5,375	9,503
11/30/2023	5,705.19	5,738	10,395
12/31/2023	6,779.04	6,825	10,951
1/31/2024	5,675.32	5,712	11,073
2/29/2024	5,748.2	5,783	11,675
3/31/2024	5,866.33	5,901	12,052
4/30/2024	5,182.3	5,212	11,521
5/31/2024	6,283.41	6,323	12,068
6/30/2024	5,407.23	5,439	12,443
7/31/2024	5,749.62	5,784	12,672
8/31/2024	5,533.8	5,562	12,943
9/30/2024	5,806.82	5,839	13,210
10/31/2024	5,408.83	5,440	13,116
11/30/2024	5,737.22	5,772	13,990
12/31/2024	5,402.13	5,434	13,569
1/31/2025	5,381.18	5,414	13,985
2/28/2025	4,897.92	4,925	13,721
3/31/2025	4,383.02	4,404	12,909
4/30/2025	4,317.12	4,338	12,820
5/31/2025	4,843.73	4,868	13,641
6/30/2025	5,300.3	5,326	14,340
7/31/2025	6,114.81	6,149	14,667
8/31/2025	6,721.75	6,761	15,000
9/30/2025	7,834.11	7,885	15,517
10/31/2025	9,669.34	9,740	15,858
11/30/2025	9,062.1	9,132	15,884
12/31/2025	9,075.63	9,151	15,882
1/31/2026	10,125.2	10,217	16,130
2/28/2026	9,240.23	9,324	16,041
3/31/2026	8,867.61	8,951	15,249
4/30/2026	10,265.14	10,371	16,839
5/31/2026	12,642.69	12,782	17,710

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/21)
S&P Kensho Cleantech ETF	160.99%	5.15%
S&P Kensho Cleantech Index	162.59%	5.40%
S&P Total Market Index	29.84%	13.03%

Performance Inception Date	Sep. 29, 2021
AssetsNet	$ 7,371,382
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 23,838
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,371,382 Number of Portfolio Holdings31 Net Investment Advisory Fees$23,838 Portfolio Turnover Rate72%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	59.4%
Information Technology	30.0%
Utilities	5.9%
Consumer Discretionary	2.4%
Energy	2.3%

Country Weights

Table Summary
Country	% of Exposure
United States	85.5%
Canada	8.3%
China	6.2%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
T1 Energy, Inc.	4.7%
Ballard Power Systems, Inc.	4.6%
Enphase Energy, Inc.	4.5%
SolarEdge Technologies, Inc.	4.3%
First Solar, Inc.	4.2%
Shoals Technologies Group, Inc., Class A	4.1%
Sunrun, Inc.	3.9%
FuelCell Energy, Inc.	3.8%
Nextpower, Inc., Class A	3.8%
Eos Energy Enterprises, Inc.	3.7%

C000230304
Shareholder Report [Line Items]
Fund Name	S&P Kensho Smart Factories ETF
Trading Symbol	MAKX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MAKX	$82	0.58%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	S&P Kensho Smart Factories ETF : $17,977	S&P Kensho Smart Factories Index : $18,026	S&P Total Market Index : $17,710
9/29/2021	10,000	10,000	10,000
9/30/2021	9,942.42	9,943	9,893
10/31/2021	10,712.51	10,720	10,557
11/30/2021	10,016.34	10,033	10,402
12/31/2021	10,322.07	10,344	10,797
1/31/2022	9,071.34	9,095	10,149
2/28/2022	9,001.54	9,025	9,894
3/31/2022	9,143.71	9,171	10,214
4/30/2022	8,174.08	8,200	9,293
5/31/2022	8,076.2	8,110	9,274
6/30/2022	7,192.94	7,218	8,494
7/31/2022	8,189.15	8,223	9,291
8/31/2022	7,636.35	7,670	8,940
9/30/2022	6,837.17	6,866	8,107
10/31/2022	7,491.46	7,528	8,768
11/30/2022	8,172.59	8,218	9,231
12/31/2022	7,629.14	7,665	8,689
1/31/2023	8,726.87	8,776	9,294
2/28/2023	8,554.32	8,608	9,078
3/31/2023	9,055.41	9,113	9,317
4/30/2023	8,048	8,099	9,410
5/31/2023	8,684.45	8,742	9,451
6/30/2023	9,211.78	9,264	10,098
7/31/2023	9,669.21	9,723	10,462
8/31/2023	8,921.26	8,970	10,257
9/30/2023	8,359.52	8,398	9,765
10/31/2023	7,504.67	7,541	9,503
11/30/2023	8,556.55	8,601	10,395
12/31/2023	9,616.34	9,667	10,951
1/31/2024	8,902.4	8,949	11,073
2/29/2024	9,551.65	9,602	11,675
3/31/2024	9,692.53	9,739	12,052
4/30/2024	9,005.25	9,050	11,521
5/31/2024	9,460.46	9,513	12,068
6/30/2024	9,344.6	9,391	12,443
7/31/2024	9,996.32	10,054	12,672
8/31/2024	9,302.89	9,357	12,943
9/30/2024	9,571.38	9,625	13,210
10/31/2024	9,472.78	9,444	13,116
11/30/2024	10,665.99	10,640	13,990
12/31/2024	10,415.72	10,396	13,569
1/31/2025	10,726.17	10,712	13,985
2/28/2025	9,998.88	9,977	13,721
3/31/2025	9,075.42	9,057	12,909
4/30/2025	8,770.41	8,756	12,820
5/31/2025	9,965.11	9,947	13,641
6/30/2025	11,549.82	11,535	14,340
7/31/2025	12,202.19	12,195	14,667
8/31/2025	12,801.74	12,790	15,000
9/30/2025	12,966.43	12,963	15,517
10/31/2025	13,793.18	13,797	15,858
11/30/2025	12,795.82	12,798	15,884
12/31/2025	12,655.77	12,664	15,882
1/31/2026	13,644.28	13,664	16,130
2/28/2026	14,165.92	14,188	16,041
3/31/2026	13,146.25	13,172	15,249
4/30/2026	15,881.43	15,922	16,839
5/31/2026	17,977.16	18,026	17,710

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/21)
S&P Kensho Smart Factories ETF	80.40%	13.39%
S&P Kensho Smart Factories Index	81.22%	13.45%
S&P Total Market Index	29.84%	13.03%

Performance Inception Date	Sep. 29, 2021
AssetsNet	$ 5,325,442
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 9,053
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,325,442 Number of Portfolio Holdings24 Net Investment Advisory Fees$9,053 Portfolio Turnover Rate71%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	55.2%
Industrials	33.9%
Communication Services	8.4%
Materials	2.5%

Country Weights

Table Summary
Country	% of Exposure
United States	85.5%
South Korea	8.2%
Israel	3.6%
Turkey	2.7%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Ouster, Inc.	8.9%
3D Systems Corp.	7.4%
Cognex Corp.	6.0%
Ambiq Micro, Inc.	5.8%
SK Telecom Co. Ltd. (ADR)	5.8%
Rockwell Automation, Inc.	5.6%
Emerson Electric Co.	5.5%
Autodesk, Inc.	5.4%
Tower Semiconductor Ltd.	3.6%
CEVA, Inc.	3.5%

C000150377
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats ETF
Trading Symbol	REGL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REGL	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Dividend Aristocrats ETF : $24,429	S&P MidCap 400 Dividend Aristocrats Index : $25,437	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	10,265.69	10,270	10,028
7/31/2016	10,472.02	10,473	10,406
8/31/2016	10,502.63	10,508	10,427
9/30/2016	10,353.99	10,363	10,426
10/31/2016	10,104.14	10,116	10,220
11/30/2016	10,861.1	10,879	10,659
12/31/2016	11,257.38	11,280	10,876
1/31/2017	11,443.57	11,471	11,072
2/28/2017	11,636.1	11,668	11,492
3/31/2017	11,594.78	11,631	11,500
4/30/2017	11,621.29	11,661	11,616
5/31/2017	11,535.98	11,580	11,751
6/30/2017	11,607.55	11,656	11,841
7/31/2017	11,712.63	11,766	12,071
8/31/2017	11,479.92	11,536	12,082
9/30/2017	11,854.11	11,918	12,367
10/31/2017	12,098.2	12,168	12,649
11/30/2017	12,483.8	12,558	13,043
12/31/2017	12,409.68	12,487	13,174
1/31/2018	12,466.84	12,550	13,889
2/28/2018	11,922.94	12,005	13,370
3/31/2018	12,108.6	12,197	13,080
4/30/2018	12,120.76	12,214	13,127
5/31/2018	12,330.99	12,431	13,475
6/30/2018	12,524.58	12,631	13,558
7/31/2018	12,793.51	12,907	14,042
8/31/2018	13,215.92	13,340	14,506
9/30/2018	13,144.82	13,272	14,555
10/31/2018	12,498.93	12,623	13,517
11/30/2018	13,045.5	13,181	13,800
12/31/2018	12,017.41	12,143	12,520
1/31/2019	12,807.65	12,947	13,553
2/28/2019	13,271.59	13,418	14,002
3/31/2019	13,130.55	13,279	14,229
4/30/2019	13,696.23	13,857	14,804
5/31/2019	12,927.84	13,082	13,838
6/30/2019	13,689.56	13,859	14,821
7/31/2019	13,816.04	13,992	15,030
8/31/2019	13,382.92	13,557	14,755
9/30/2019	13,683.12	13,867	15,047
10/31/2019	13,909.84	14,102	15,362
11/30/2019	13,957.9	14,155	15,910
12/31/2019	14,277.7	14,485	16,387
1/31/2020	13,993.15	14,198	16,338
2/29/2020	12,564.22	12,747	14,975
3/31/2020	10,760.26	10,912	13,017
4/30/2020	11,845.89	12,020	14,695
5/31/2020	12,569.21	12,760	15,413
6/30/2020	12,659.68	12,855	15,720
7/31/2020	12,998.59	13,205	16,592
8/31/2020	13,378.86	13,597	17,739
9/30/2020	12,836.82	13,048	17,066
10/31/2020	13,213.28	13,437	16,677
11/30/2020	14,607.09	14,862	18,562
12/31/2020	15,344.35	15,625	19,325
1/31/2021	15,320.94	15,606	19,193
2/28/2021	15,983.95	16,288	19,794
3/31/2021	17,052.62	17,384	20,659
4/30/2021	17,794.71	18,149	21,731
5/31/2021	17,994.98	18,359	21,884
6/30/2021	17,618.96	17,981	22,339
7/31/2021	17,653.2	18,023	22,814
8/31/2021	17,817.26	18,197	23,488
9/30/2021	16,830.23	17,193	22,416
10/31/2021	17,566.54	17,953	23,952
11/30/2021	17,321.34	17,707	23,746
12/31/2021	18,456.19	18,879	24,819
1/31/2022	17,790.82	18,203	23,494
2/28/2022	17,875.4	18,296	22,869
3/31/2022	18,192.85	18,627	23,669
4/30/2022	17,410.51	17,832	21,632
5/31/2022	18,122.99	18,570	21,688
6/30/2022	17,084.59	17,510	19,879
7/31/2022	18,275.58	18,737	21,734
8/31/2022	17,755.78	18,209	20,858
9/30/2022	16,392.96	16,812	18,933
10/31/2022	17,977.53	18,448	20,512
11/30/2022	19,135.78	19,645	21,656
12/31/2022	18,363.9	18,856	20,407
1/31/2023	19,179.42	19,702	21,741
2/28/2023	19,024.75	19,548	21,226
3/31/2023	18,257.04	18,761	21,869
4/30/2023	18,162.3	18,669	22,158
5/31/2023	17,261.79	17,748	22,198
6/30/2023	18,226.21	18,748	23,703
7/31/2023	18,862.13	19,409	24,490
8/31/2023	18,089.08	18,619	24,066
9/30/2023	17,408.17	17,921	22,906
10/31/2023	16,868.5	17,369	22,361
11/30/2023	18,059.24	18,604	24,391
12/31/2023	19,357.5	19,949	25,606
1/31/2024	18,893.64	19,476	25,949
2/29/2024	19,610.61	20,222	27,329
3/31/2024	20,764.45	21,424	28,245
4/30/2024	19,920.75	20,558	27,050
5/31/2024	20,011.04	20,659	28,384
6/30/2024	19,608.51	20,248	29,281
7/31/2024	21,452.32	22,161	29,776
8/31/2024	21,544.36	22,265	30,425
9/30/2024	21,863.24	22,604	31,048
10/31/2024	21,534.69	22,271	30,757
11/30/2024	23,603.42	24,423	32,651
12/31/2024	21,715.45	22,471	31,737
1/31/2025	22,261.75	23,047	32,641
2/28/2025	22,448.44	23,250	32,126
3/31/2025	21,848.73	22,636	30,314
4/30/2025	21,308.13	22,083	30,056
5/31/2025	21,974.84	22,783	31,926
6/30/2025	22,209.86	23,034	33,515
7/31/2025	22,489.39	23,334	34,246
8/31/2025	23,381.31	24,269	35,003
9/30/2025	23,367.42	24,264	36,200
10/31/2025	22,351.62	23,216	36,968
11/30/2025	23,209.14	24,117	37,112
12/31/2025	23,236.04	24,153	37,134
1/31/2026	24,314.73	25,286	37,758
2/28/2026	25,323.83	26,345	37,595
3/31/2026	23,968.36	24,941	35,723
4/30/2026	25,185.33	26,218	39,421
5/31/2026	24,429.13	25,437	41,396

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P MidCap 400® Dividend Aristocrats ETF	11.17%	6.30%	9.34%
S&P MidCap 400 Dividend Aristocrats Index	11.65%	6.74%	9.78%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 1,678,051,404
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,025,371
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,678,051,404 Number of Portfolio Holdings67 Net Investment Advisory Fees$7,025,371 Portfolio Turnover Rate45%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	31.0%
Industrials	15.2%
Utilities	15.2%
Materials	13.4%
Consumer Discretionary	7.9%
Real Estate	7.8%
Health Care	3.2%
Consumer Staples	2.8%
Information Technology	1.8%
Energy	1.7%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Littelfuse, Inc.	1.9%
Cabot Corp.	1.8%
Polaris, Inc.	1.8%
Chemed Corp.	1.8%
Reliance, Inc.	1.8%
Ryder System, Inc.	1.7%
DT Midstream, Inc.	1.7%
UMB Financial Corp.	1.7%
SEI Investments Co.	1.7%
Unum Group	1.7%

C000214314
Shareholder Report [Line Items]
Fund Name	S&P Technology Dividend Aristocrats ETF
Trading Symbol	TDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TDV	$53	0.45%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
Table Summary
	S&P Technology Dividend Aristocrats ETF : $28,296	S&P Technology Dividend Aristocrats Index : $29,164	S&P Composite 1500 Index : $26,594
11/5/2019	10,000	10,000	10,000
11/30/2019	10,115.53	10,120	10,221
12/31/2019	10,395.37	10,406	10,528
1/31/2020	10,173.83	10,187	10,496
2/29/2020	9,508.98	9,523	9,621
3/31/2020	8,368.71	8,381	8,362
4/30/2020	9,539.33	9,562	9,440
5/31/2020	10,098.21	10,127	9,902
6/30/2020	10,561.55	10,585	10,099
7/31/2020	10,935.3	10,965	10,660
8/31/2020	11,510.09	11,547	11,396
9/30/2020	11,269.01	11,307	10,964
10/31/2020	11,145.11	11,186	10,714
11/30/2020	12,772.92	12,829	11,925
12/31/2020	13,410.47	13,477	12,415
1/31/2021	13,283.03	13,353	12,331
2/28/2021	13,922.96	14,002	12,717
3/31/2021	14,465.21	14,555	13,272
4/30/2021	14,751.52	14,849	13,961
5/31/2021	14,811.12	14,914	14,059
6/30/2021	15,115.29	15,228	14,351
7/31/2021	15,647.78	15,771	14,657
8/31/2021	16,000.22	16,132	15,089
9/30/2021	15,262.29	15,394	14,401
10/31/2021	15,971.43	16,115	15,388
11/30/2021	16,183.21	16,336	15,255
12/31/2021	17,186.63	17,359	15,945
1/31/2022	16,229.03	16,397	15,094
2/28/2022	15,684.39	15,851	14,692
3/31/2022	16,062.71	16,240	15,206
4/30/2022	14,814.55	14,981	13,897
5/31/2022	15,178.6	15,357	13,933
6/30/2022	13,855.74	14,021	12,771
7/31/2022	15,522.67	15,715	13,963
8/31/2022	14,639.25	14,824	13,400
9/30/2022	13,126.56	13,292	12,163
10/31/2022	14,363.33	14,554	13,178
11/30/2022	15,488.25	15,704	13,913
12/31/2022	14,458.85	14,661	13,110
1/31/2023	15,731.01	15,958	13,967
2/28/2023	15,356.23	15,583	13,636
3/31/2023	16,030.93	16,275	14,050
4/30/2023	15,512.87	15,754	14,235
5/31/2023	16,091.06	16,350	14,261
6/30/2023	17,386.31	17,676	15,228
7/31/2023	17,826.17	18,130	15,733
8/31/2023	17,476.43	17,782	15,461
9/30/2023	16,372	16,662	14,716
10/31/2023	15,700.53	15,984	14,366
11/30/2023	17,301.14	17,624	15,670
12/31/2023	18,388.57	18,739	16,450
1/31/2024	18,201.43	18,556	16,671
2/29/2024	18,802.4	19,175	17,558
3/31/2024	19,095.29	19,482	18,146
4/30/2024	18,341.01	18,718	17,378
5/31/2024	19,337.08	19,744	18,235
6/30/2024	19,845.46	20,271	18,811
7/31/2024	20,309.41	20,756	19,129
8/31/2024	20,388.3	20,845	19,546
9/30/2024	20,597.13	21,066	19,947
10/31/2024	19,951.43	20,413	19,759
11/30/2024	20,742.11	21,229	20,976
12/31/2024	20,212.26	20,695	20,389
1/31/2025	21,069.73	21,582	20,970
2/28/2025	20,798.63	21,313	20,639
3/31/2025	19,514.21	20,000	19,475
4/30/2025	19,264.27	19,744	19,309
5/31/2025	20,828.75	21,357	20,510
6/30/2025	22,391.54	22,971	21,532
7/31/2025	22,326.7	22,914	22,001
8/31/2025	22,692.68	23,299	22,487
9/30/2025	23,342.29	23,977	23,256
10/31/2025	23,770.04	24,428	23,750
11/30/2025	23,327.02	23,976	23,842
12/31/2025	23,428.78	24,091	23,856
1/31/2026	24,191.33	24,886	24,257
2/28/2026	24,305.63	25,013	24,153
3/31/2026	23,020.54	23,697	22,950
4/30/2026	26,246.29	27,036	25,325
5/31/2026	28,295.82	29,164	26,594

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/19)
S&P Technology Dividend Aristocrats ETF	35.85%	13.82%	17.15%
S&P Technology Dividend Aristocrats Index	36.54%	14.33%	17.69%
S&P Composite 1500 Index	29.67%	13.59%	16.06%

Performance Inception Date	Nov. 05, 2019
AssetsNet	$ 288,691,606
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,166,976
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$288,691,606 Number of Portfolio Holdings40 Net Investment Advisory Fees$1,166,976 Portfolio Turnover Rate28%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	84.0%
Financials	9.3%
Industrials	6.7%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
QUALCOMM, Inc.	4.5%
Cisco Systems, Inc.	3.2%
Texas Instruments, Inc.	3.2%
Skyworks Solutions, Inc.	3.1%
HP, Inc.	3.1%
Power Integrations, Inc.	3.0%
Oracle Corp.	3.0%
Lam Research Corp.	3.0%
Cognex Corp.	3.0%
Kulicke & Soffa Industries, Inc.	2.9%

C000230303
Shareholder Report [Line Items]
Fund Name	Smart Materials ETF
Trading Symbol	TINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINT	$72	0.58%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	Smart Materials ETF : $11,157	Solactive Smart Materials Index : $11,266	S&P Global 1200 Index : $17,370
10/26/2021	10,000	10,000	10,000
10/31/2021	10,003.59	10,006	10,012
11/30/2021	9,803.81	9,791	9,822
12/31/2021	10,393.61	10,401	10,257
1/31/2022	9,244.73	9,239	9,782
2/28/2022	9,114.94	9,114	9,521
3/31/2022	8,989.1	8,997	9,773
4/30/2022	8,476.54	8,486	9,000
5/31/2022	8,879.77	8,889	9,052
6/30/2022	7,310.25	7,310	8,277
7/31/2022	7,979.9	7,986	8,888
8/31/2022	7,635.25	7,644	8,517
9/30/2022	6,425.17	6,428	7,714
10/31/2022	6,968.09	6,977	8,239
11/30/2022	7,724.82	7,721	8,900
12/31/2022	7,278.74	7,284	8,530
1/31/2023	8,234.59	8,255	9,142
2/28/2023	8,289.17	8,318	8,882
3/31/2023	8,372.31	8,403	9,186
4/30/2023	8,159.67	8,193	9,344
5/31/2023	7,858.81	7,880	9,265
6/30/2023	8,492.72	8,527	9,816
7/31/2023	8,823.28	8,873	10,133
8/31/2023	8,351.09	8,392	9,886
9/30/2023	7,810.99	7,853	9,457
10/31/2023	7,182.12	7,218	9,203
11/30/2023	7,984.4	8,038	10,045
12/31/2023	8,738.45	8,796	10,524
1/31/2024	8,189.22	8,269	10,621
2/29/2024	8,280.95	8,345	11,092
3/31/2024	8,648.77	8,719	11,471
4/30/2024	8,311.94	8,385	11,073
5/31/2024	8,665.13	8,736	11,580
6/30/2024	8,553.75	8,622	11,840
7/31/2024	8,670.86	8,738	12,040
8/31/2024	8,540.55	8,614	12,342
9/30/2024	8,825.11	8,907	12,591
10/31/2024	8,282.28	8,350	12,347
11/30/2024	8,109.1	8,177	12,821
12/31/2024	7,585.6	7,654	12,521
1/31/2025	7,890.17	7,967	12,934
2/28/2025	7,768.83	7,841	12,897
3/31/2025	7,307.52	7,371	12,369
4/30/2025	7,178.68	7,245	12,450
5/31/2025	7,528.61	7,574	13,193
6/30/2025	7,923.98	7,971	13,783
7/31/2025	8,106.04	8,167	13,958
8/31/2025	8,507.33	8,570	14,329
9/30/2025	8,633.41	8,699	14,856
10/31/2025	8,794.47	8,866	15,191
11/30/2025	8,688.36	8,764	15,230
12/31/2025	8,793.69	8,865	15,401
1/31/2026	9,446.21	9,537	15,847
2/28/2026	10,436.86	10,530	16,058
3/31/2026	9,321.57	9,399	14,972
4/30/2026	10,500.36	10,603	16,492
5/31/2026	11,157.22	11,266	17,370

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (10/26/21)
Smart Materials ETF	48.19%	2.41%
Solactive Smart Materials Index	48.73%	2.63%
S&P Global 1200 Index	31.64%	12.77%

Performance Inception Date	Oct. 26, 2021
AssetsNet	$ 2,115,738
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 9,986
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,115,738 Number of Portfolio Holdings31 Net Investment Advisory Fees$9,986 Portfolio Turnover Rate61%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Materials	71.2%
Information Technology	21.0%
Industrials	7.0%
Health Care	0.8%

Country Weights

Table Summary
Country	% of Exposure
United States	38.5%
South Korea	19.6%
Japan	9.6%
Belgium	9.5%
France	6.9%
Canada	5.7%
Netherlands	5.5%
Switzerland	4.7%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Zeon Corp.	5.5%
Akzo Nobel NV	5.5%
LG Display Co. Ltd.	5.4%
Syensqo SA	5.3%
Cabot Corp.	5.0%
Sika AG (Registered)	4.7%
PPG Industries, Inc.	4.5%
NVIDIA Corp.	4.4%
RPM International, Inc.	4.4%
Hexcel Corp.	4.4%

C000234857
Shareholder Report [Line Items]
Fund Name	Supply Chain Logistics ETF
Trading Symbol	SUPL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SUPL	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
Table Summary
	Supply Chain Logistics ETF : $13,573	FactSet Supply Chain Logistics Index : $13,772	S&P Global 1200 Index : $17,991
4/6/2022	10,000	10,000	10,000
4/30/2022	9,922.15	9,930	9,322
5/31/2022	10,028.52	10,030	9,376
6/30/2022	9,029.61	9,024	8,573
7/31/2022	9,949.29	9,965	9,206
8/31/2022	9,295.42	9,319	8,822
9/30/2022	7,841.49	7,852	7,990
10/31/2022	8,137.04	8,146	8,534
11/30/2022	9,305.49	9,289	9,218
12/31/2022	8,912.3	8,923	8,835
1/31/2023	9,509.09	9,531	9,469
2/28/2023	9,477.06	9,517	9,200
3/31/2023	9,833.33	9,862	9,515
4/30/2023	9,851.84	9,886	9,678
5/31/2023	9,600.39	9,610	9,596
6/30/2023	10,276.23	10,308	10,167
7/31/2023	10,969.97	11,038	10,495
8/31/2023	10,412.68	10,466	10,239
9/30/2023	10,007.49	10,069	9,795
10/31/2023	9,427.02	9,476	9,532
11/30/2023	10,148.16	10,220	10,405
12/31/2023	10,969.85	11,049	10,901
1/31/2024	10,734.65	10,838	11,001
2/29/2024	11,012.23	11,103	11,489
3/31/2024	11,007	11,097	11,882
4/30/2024	10,306.65	10,398	11,469
5/31/2024	10,848.79	10,935	11,995
6/30/2024	10,929.11	11,019	12,263
7/31/2024	11,102.34	11,193	12,470
8/31/2024	11,147.32	11,248	12,783
9/30/2024	11,542.74	11,659	13,042
10/31/2024	11,135.75	11,230	12,789
11/30/2024	11,502.26	11,613	13,280
12/31/2024	10,707.27	10,814	12,969
1/31/2025	10,830.3	10,954	13,397
2/28/2025	10,720.81	10,842	13,358
3/31/2025	10,331.04	10,425	12,812
4/30/2025	9,859.65	9,952	12,895
5/31/2025	10,714.05	10,813	13,665
6/30/2025	10,882.64	10,977	14,276
7/31/2025	10,757.38	10,879	14,457
8/31/2025	10,956.16	11,074	14,842
9/30/2025	10,844.03	10,963	15,388
10/31/2025	11,144.86	11,279	15,734
11/30/2025	11,276.93	11,415	15,775
12/31/2025	11,674.58	11,819	15,952
1/31/2026	12,137.04	12,314	16,414
2/28/2026	13,330.88	13,516	16,632
3/31/2026	12,366.47	12,517	15,508
4/30/2026	13,414.85	13,606	17,082
5/31/2026	13,573.47	13,772	17,991

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (4/6/22)
Supply Chain Logistics ETF	26.69%	7.64%
FactSet Supply Chain Logistics Index	27.36%	8.02%
S&P Global 1200 Index	31.64%	15.21%

Performance Inception Date	Apr. 06, 2022
AssetsNet	$ 2,315,434
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 6,569
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,315,434 Number of Portfolio Holdings41 Net Investment Advisory Fees$6,569 Portfolio Turnover Rate12%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	96%
Master Limited Partnership	3%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	93.2%
Consumer Discretionary	3.5%
Utilities	3.3%

Country Weights

Table Summary
Country	% of Exposure
United States	58.0%
Canada	11.6%
China	4.8%
Germany	4.3%
Taiwan	4.0%
Australia	4.0%
Spain	3.5%
Japan	2.1%
Switzerland	2.0%
Denmark	1.5%
Other	4.2%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
FedEx Corp.	5.7%
Old Dominion Freight Line, Inc.	5.6%
CSX Corp.	4.8%
Canadian Pacific Kansas City Ltd.	4.7%
Canadian National Railway Co.	4.6%
XPO, Inc.	4.5%
Deutsche Post AG	4.3%
United Parcel Service, Inc., Class B	4.3%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	4.0%

C000245674
Shareholder Report [Line Items]
Fund Name	Bitcoin & Ether Equal Weight ETF
Trading Symbol	BETE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bitcoin & Ether Equal Weight ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BETE	$83	0.95%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Bitcoin & Ether Equal Weight ETF : $16,399	Bloomberg Bitcoin Index : $27,302	Bloomberg Ethereum Index : $12,110	S&P 500® Index : $18,318
9/29/2023	10,000	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000	10,000
10/31/2023	11,825.55	12,814	10,868	9,790
11/30/2023	12,932.16	14,020	12,280	10,684
12/31/2023	14,298.98	15,601	13,838	11,169
1/31/2024	14,121.44	15,835	13,766	11,357
2/29/2024	20,647.09	23,094	20,447	11,963
3/31/2024	22,428.79	26,313	21,432	12,348
4/30/2024	18,355.41	22,080	17,617	11,844
5/31/2024	22,279.62	25,138	22,716	12,432
6/30/2024	19,689.67	22,330	20,258	12,878
7/31/2024	20,152.37	24,261	19,596	13,035
8/31/2024	16,749.2	21,838	15,059	13,352
9/30/2024	17,650.45	23,582	15,588	13,638
10/31/2024	18,168.26	26,066	15,108	13,514
11/30/2024	25,493.31	36,195	21,599	14,307
12/31/2024	23,806.94	34,714	20,057	13,966
1/31/2025	24,646.43	37,773	19,925	14,355
2/28/2025	18,347.79	31,246	13,300	14,168
3/31/2025	16,408.81	30,668	10,990	13,370
4/30/2025	17,413.62	34,958	10,731	13,279
5/31/2025	22,059.28	38,873	15,471	14,115
6/30/2025	22,070.18	39,977	15,099	14,833
7/31/2025	28,349.84	43,391	22,462	15,165
8/31/2025	29,849.38	40,254	26,108	15,473
9/30/2025	30,063.62	42,484	24,964	16,038
10/31/2025	28,340.33	40,810	23,354	16,413
11/30/2025	22,742.71	33,868	18,354	16,454
12/31/2025	22,132.44	32,476	17,829	16,464
1/31/2026	20,416.51	31,129	16,082	16,703
2/28/2026	15,301.68	24,364	11,550	16,576
3/31/2026	16,180.52	25,176	12,578	15,751
4/30/2026	17,767.16	28,383	13,587	17,403
5/31/2026	16,399.06	27,302	12,110	18,318

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/23)
Bitcoin & Ether Equal Weight ETF	-25.66%	20.39%
Bloomberg Bitcoin Index	-29.78%	45.74%
Bloomberg Ethereum Index	-21.73%	7.44%
S&P 500® Index	29.78%	25.48%

AssetsNet	$ 8,482,020
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 91,936
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,482,020 Number of Portfolio Holdings3 Net Investment Advisory Fees$91,936 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures	52%
CME Ether Futures	48%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	52%
Ether	48%

Largest Holdings [Text Block]

Largest Holdings

The Bitcoin & Ether Equal Weight ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000245659
Shareholder Report [Line Items]
Fund Name	Bitcoin & Ether Market Cap Weight ETF
Trading Symbol	BETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BETH	$80	0.95%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Bitcoin & Ether Market Cap Weight ETF : $19,427	Bloomberg Bitcoin Index : $27,302	Bloomberg Ethereum Index : $12,110	S&P 500® Index : $18,318
9/29/2023	10,000	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000	10,000
10/31/2023	12,271.05	12,814	10,868	9,790
11/30/2023	13,318.78	14,020	12,280	10,684
12/31/2023	14,682.6	15,601	13,838	11,169
1/31/2024	14,586.03	15,835	13,766	11,357
2/29/2024	21,260.35	23,094	20,447	11,963
3/31/2024	23,559.8	26,313	21,432	12,348
4/30/2024	19,369.53	22,080	17,617	11,844
5/31/2024	22,759.42	25,138	22,716	12,432
6/30/2024	20,077.65	22,330	20,258	12,878
7/31/2024	21,074.62	24,261	19,596	13,035
8/31/2024	18,207.64	21,838	15,059	13,352
9/30/2024	19,423.35	23,582	15,588	13,638
10/31/2024	20,818.69	26,066	15,108	13,514
11/30/2024	28,855.06	36,195	21,599	14,307
12/31/2024	27,214.12	34,714	20,057	13,966
1/31/2025	28,895.39	37,773	19,925	14,355
2/28/2025	23,128	31,246	13,300	14,168
3/31/2025	22,031.17	30,668	10,990	13,370
4/30/2025	24,687.36	34,958	10,731	13,279
5/31/2025	28,219.51	38,873	15,471	14,115
6/30/2025	28,769.91	39,977	15,099	14,833
7/31/2025	32,541.36	43,391	22,462	15,165
8/31/2025	31,349.4	40,254	26,108	15,473
9/30/2025	32,452.79	42,484	24,964	16,038
10/31/2025	30,811.5	40,810	23,354	16,413
11/30/2025	25,158.31	33,868	18,354	16,454
12/31/2025	24,324.04	32,476	17,829	16,464
1/31/2026	22,976.97	31,129	16,082	16,703
2/28/2026	17,697.6	24,364	11,550	16,576
3/31/2026	18,364.72	25,176	12,578	15,751
4/30/2026	20,486.09	28,383	13,587	17,403
5/31/2026	19,427.38	27,302	12,110	18,318

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/23)
Bitcoin & Ether Market Cap Weight ETF	-31.16%	28.29%
Bloomberg Bitcoin Index	-29.78%	45.74%
Bloomberg Ethereum Index	-21.73%	7.44%
S&P 500® Index	29.78%	25.48%

AssetsNet	$ 12,192,684
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 137,851
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,192,684 Number of Portfolio Holdings3 Net Investment Advisory Fees$137,851 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures	88%
CME Ether Futures	12%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	88%
Ether	12%

Largest Holdings [Text Block]

Largest Holdings

The Bitcoin & Ether Market Cap Weight ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000231184
Shareholder Report [Line Items]
Fund Name	Bitcoin ETF
Trading Symbol	BITO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITO	$80	0.95%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Bitcoin ETF : $9,376	Bloomberg Bitcoin Index : $11,975	S&P 500® Index : $18,071
10/18/2021	10,000	10,000	10,000
10/31/2021	10,088.31	10,179	10,268
11/30/2021	9,159.32	9,366	10,197
12/31/2021	7,228.34	7,476	10,654
1/31/2022	6,049.22	6,273	10,103
2/28/2022	6,584.24	6,814	9,801
3/31/2022	7,146.34	7,437	10,165
4/30/2022	5,963.16	6,240	9,278
5/31/2022	4,914.84	5,153	9,295
6/30/2022	2,902.95	3,078	8,528
7/31/2022	3,700.77	3,889	9,315
8/31/2022	3,092	3,295	8,935
9/30/2022	2,996.08	3,187	8,112
10/31/2022	3,140.74	3,320	8,769
11/30/2022	2,670.41	2,780	9,259
12/31/2022	2,609.04	2,695	8,726
1/31/2023	3,655.43	3,764	9,274
2/28/2023	3,651.82	3,794	9,047
3/31/2023	4,453.41	4,637	9,379
4/30/2023	4,546.31	4,782	9,526
5/31/2023	4,164.5	4,407	9,567
6/30/2023	4,685.44	4,952	10,199
7/31/2023	4,434.77	4,753	10,526
8/31/2023	3,949.41	4,264	10,359
9/30/2023	4,058.92	4,386	9,865
10/31/2023	5,199.54	5,620	9,658
11/30/2023	5,624.07	6,149	10,539
12/31/2023	6,188.11	6,843	11,018
1/31/2024	6,191.68	6,945	11,203
2/29/2024	8,998.56	10,129	11,801
3/31/2024	10,169.42	11,541	12,181
4/30/2024	8,372.35	9,684	11,684
5/31/2024	9,564.3	11,025	12,264
6/30/2024	8,423.62	9,794	12,704
7/31/2024	9,068.43	10,641	12,859
8/31/2024	8,121.09	9,578	13,172
9/30/2024	8,756.65	10,343	13,453
10/31/2024	9,637.29	11,433	13,331
11/30/2024	13,355.94	15,875	14,114
12/31/2024	12,702.61	15,226	13,778
1/31/2025	13,709.59	16,567	14,161
2/28/2025	11,319.58	13,704	13,977
3/31/2025	11,012.1	13,451	13,190
4/30/2025	12,532.22	15,333	13,100
5/31/2025	13,836.53	17,050	13,924
6/30/2025	14,188.44	17,534	14,633
7/31/2025	15,327.36	19,032	14,961
8/31/2025	14,166.06	17,656	15,264
9/30/2025	14,911.13	18,634	15,821
10/31/2025	14,227.61	17,900	16,192
11/30/2025	11,729.27	14,855	16,232
12/31/2025	11,323.22	14,244	16,242
1/31/2026	10,811.41	13,653	16,477
2/28/2026	8,446.81	10,686	16,352
3/31/2026	8,703.28	11,042	15,538
4/30/2026	9,784.35	12,449	17,168
5/31/2026	9,375.91	11,975	18,071

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (10/18/21)
Bitcoin ETF	-32.24%	-1.39%
Bloomberg Bitcoin Index	-29.78%	3.98%
S&P 500® Index	29.78%	13.68%

Performance Inception Date	Oct. 18, 2021
AssetsNet	$ 1,698,948,163
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 22,288,860
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,698,948,163 Number of Portfolio Holdings5 Net Investment Advisory Fees$22,288,860 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P CME Bitcoin Daily Roll Index Long Swaps	4%
CME Bitcoin Futures	92%
Coinbase Bitcoin Futures	4%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	100%

Largest Holdings [Text Block]

Largest Holdings

The Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000269916
Shareholder Report [Line Items]
Fund Name	CoinDesk 20 Crypto ETF
Trading Symbol	KRYP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CoinDesk 20 Crypto ETF (the “Fund”) for the period of February 2, 2026 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.59%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Feb. 02, 2026
AssetsNet	$ 4,884,372
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 9,247
InvestmentCompanyPortfolioTurnover	0.00%
C000231749
Shareholder Report [Line Items]
Fund Name	Ether ETF
Trading Symbol	EETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ether ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EETH	$84	0.95%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ether ETF : $10,207	Bloomberg Ethereum Index : $12,110	S&P 500® Index : $18,318
9/29/2023	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000
10/31/2023	10,917.8	10,868	9,790
11/30/2023	12,172.19	12,280	10,684
12/31/2023	13,572.21	13,838	11,169
1/31/2024	13,292.35	13,766	11,357
2/29/2024	19,713.35	20,447	11,963
3/31/2024	20,453.52	21,432	12,348
4/30/2024	16,535.45	17,617	11,844
5/31/2024	21,395.21	22,716	12,432
6/30/2024	18,944.2	20,258	12,878
7/31/2024	18,295.59	19,596	13,035
8/31/2024	13,968.69	15,059	13,352
9/30/2024	14,396.09	15,588	13,638
10/31/2024	13,854.5	15,108	13,514
11/30/2024	19,727.46	21,599	14,307
12/31/2024	18,132.37	20,057	13,966
1/31/2025	17,847.43	19,925	14,355
2/28/2025	11,875.58	13,300	14,168
3/31/2025	9,711.39	10,990	13,370
4/30/2025	9,469.57	10,731	13,279
5/31/2025	13,542.65	15,471	14,115
6/30/2025	13,171.36	15,099	14,833
7/31/2025	19,389.25	22,462	15,165
8/31/2025	22,453.81	26,108	15,473
9/30/2025	21,474.04	24,964	16,038
10/31/2025	19,909.24	23,354	16,413
11/30/2025	15,567.97	18,354	16,454
12/31/2025	15,302.78	17,829	16,464
1/31/2026	13,714.07	16,082	16,703
2/28/2026	9,838.05	11,550	16,576
3/31/2026	10,695.88	12,578	15,751
4/30/2026	11,499.22	13,587	17,403
5/31/2026	10,207.38	12,110	18,318

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/23)
Ether ETF	-24.63%	0.77%
Bloomberg Ethereum Index	-21.73%	7.44%
S&P 500® Index	29.78%	25.48%

AssetsNet	$ 61,089,304
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 725,699
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$61,089,304 Number of Portfolio Holdings3 Net Investment Advisory Fees$725,699 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Ether Futures	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Ether	100%

Largest Holdings [Text Block]

Largest Holdings

The Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000236586
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ETF
Trading Symbol	BITI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITI	$116	1.02%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.02%
Line Graph [Table Text Block]
Table Summary
	Short Bitcoin ETF : $1,356	Bloomberg Bitcoin Index : $35,871	S&P 500® Index : $21,835
6/19/2022	10,000	10,000	10,000
6/30/2022	10,819.13	9,219	10,305
7/31/2022	8,114.56	11,651	11,255
8/31/2022	9,467.01	9,871	10,796
9/30/2022	9,440.57	9,546	9,802
10/31/2022	8,927.92	9,946	10,596
11/30/2022	9,653.14	8,327	11,188
12/31/2022	9,818.2	8,074	10,543
1/31/2023	6,860.87	11,274	11,206
2/28/2023	6,777.86	11,366	10,932
3/31/2023	5,123.04	13,890	11,333
4/30/2023	4,966.84	14,326	11,510
5/31/2023	5,347.82	13,203	11,560
6/30/2023	4,673.54	14,835	12,324
7/31/2023	4,904.93	14,237	12,719
8/31/2023	5,437.05	12,773	12,517
9/30/2023	5,281.14	13,139	11,920
10/31/2023	4,063.6	16,836	11,670
11/30/2023	3,717.01	18,420	12,735
12/31/2023	3,320.22	20,498	13,313
1/31/2024	3,245.69	20,806	13,537
2/29/2024	2,201.92	30,343	14,260
3/31/2024	1,872.96	34,573	14,719
4/30/2024	2,224.37	29,010	14,118
5/31/2024	1,922.77	33,028	14,819
6/30/2024	2,158.86	29,339	15,351
7/31/2024	1,954.21	31,876	15,538
8/31/2024	2,089.74	28,692	15,916
9/30/2024	1,918.81	30,984	16,256
10/31/2024	1,726.54	34,247	16,108
11/30/2024	1,199.17	47,555	17,054
12/31/2024	1,240.96	45,610	16,648
1/31/2025	1,137.01	49,629	17,111
2/28/2025	1,361.5	41,053	16,888
3/31/2025	1,365.73	40,293	15,937
4/30/2025	1,173.4	45,930	15,829
5/31/2025	1,056.51	51,075	16,825
6/30/2025	1,026.17	52,525	17,681
7/31/2025	947.03	57,011	18,077
8/31/2025	1,018.01	52,889	18,444
9/30/2025	962	55,819	19,117
10/31/2025	995.74	53,620	19,565
11/30/2025	1,189.37	44,499	19,614
12/31/2025	1,221.38	42,670	19,625
1/31/2026	1,263.71	40,899	19,910
2/28/2026	1,540.55	32,012	19,759
3/31/2026	1,473.01	33,078	18,775
4/30/2026	1,303.82	37,292	20,744
5/31/2026	1,355.71	35,871	21,835

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (6/19/22)
Short Bitcoin ETF	28.32%	-39.72%
Bloomberg Bitcoin Index	-29.78%	37.54%
S&P 500® Index	29.78%	21.17%

Performance Inception Date	Jun. 19, 2022
AssetsNet	$ 177,360,993
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,064,528
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,360,993 Number of Portfolio Holdings3 Net Investment Advisory Fees$1,064,528 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	99%

Largest Holdings [Text Block]

Largest Holdings

The Short Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000245638
Shareholder Report [Line Items]
Fund Name	Short Ether ETF
Trading Symbol	SETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Ether ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SETH	$89	0.95%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short Ether ETF : $3,546	Bloomberg Ethereum Index : $11,133	S&P 500® Index : $18,173
11/01/2023	10,000	10,000	10,000
11/30/2023	8,920.45	11,289	10,599
12/31/2023	7,848.9	12,722	11,080
1/31/2024	7,774.21	12,656	11,267
2/29/2024	5,144.39	18,797	11,868
3/31/2024	4,748.83	19,703	12,250
4/30/2024	5,662.62	16,196	11,751
5/31/2024	4,265.28	20,883	12,333
6/30/2024	4,761.3	18,624	12,776
7/31/2024	4,802.39	18,015	12,932
8/31/2024	5,899.59	13,844	13,246
9/30/2024	5,606.82	14,330	13,530
10/31/2024	5,714.92	13,889	13,407
11/30/2024	3,760.68	19,857	14,194
12/31/2024	3,949.88	18,439	13,856
1/31/2025	3,893.7	18,318	14,241
2/28/2025	5,541.85	12,227	14,056
3/31/2025	6,479.31	10,103	13,264
4/30/2025	6,233.44	9,866	13,174
5/31/2025	4,082.8	14,223	14,003
6/30/2025	4,087.53	13,881	14,716
7/31/2025	2,679.68	20,650	15,045
8/31/2025	2,183.21	24,002	15,351
9/30/2025	2,236.59	22,950	15,911
10/31/2025	2,313.32	21,470	16,283
11/30/2025	2,826.37	16,873	16,324
12/31/2025	2,794.18	16,391	16,334
1/31/2026	3,031.69	14,785	16,571
2/28/2026	3,891.49	10,618	16,445
3/31/2026	3,452.98	11,563	15,626
4/30/2026	3,172.92	12,491	17,265
5/31/2026	3,546.16	11,133	18,173

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (11/1/23)
Short Ether ETF	-13.14%	-33.08%
Bloomberg Ethereum Index	-21.73%	3.72%
S&P 500® Index	29.78%	26.99%

Performance Inception Date	Nov. 01, 2023
AssetsNet	$ 19,086,829
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 98,132
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,086,829 Number of Portfolio Holdings2 Net Investment Advisory Fees$98,132 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Ether Futures	(97)%
Total	(97)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Ether	97%

Largest Holdings [Text Block]

Largest Holdings

The Short Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000248851
Shareholder Report [Line Items]
Fund Name	Ultra Bitcoin ETF
Trading Symbol	BITU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITU	$65	0.95%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra Bitcoin ETF : $4,682	Bloomberg Bitcoin Index : $10,562	S&P 500® Index : $14,864
4/01/2024	10,000	10,000	10,000
4/30/2024	6,863.25	8,542	9,611
5/31/2024	8,735.77	9,725	10,088
6/30/2024	6,671.38	8,639	10,450
7/31/2024	7,579.01	9,386	10,577
8/31/2024	5,692.36	8,448	10,834
9/30/2024	6,478.15	9,123	11,066
10/31/2024	7,635.48	10,084	10,965
11/30/2024	14,039.74	14,002	11,609
12/31/2024	12,381.26	13,430	11,333
1/31/2025	14,190.07	14,613	11,648
2/28/2025	9,497.54	12,088	11,496
3/31/2025	8,692.42	11,864	10,849
4/30/2025	10,919.23	13,524	10,775
5/31/2025	13,183.37	15,039	11,453
6/30/2025	13,696.5	15,466	12,036
7/31/2025	15,795.28	16,787	12,306
8/31/2025	13,263.88	15,573	12,556
9/30/2025	14,553.47	16,436	13,014
10/31/2025	13,030.4	15,788	13,318
11/30/2025	8,642.27	13,102	13,352
12/31/2025	7,823.52	12,564	13,360
1/31/2026	6,963.05	12,043	13,553
2/28/2026	3,997.03	9,426	13,450
3/31/2026	4,137.24	9,740	12,780
4/30/2026	5,158.31	10,980	14,121
5/31/2026	4,681.59	10,562	14,864

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (4/1/24)
Ultra Bitcoin ETF	-64.49%	-29.58%
Bloomberg Bitcoin Index	-29.78%	2.56%
S&P 500® Index	29.78%	20.15%

Performance Inception Date	Apr. 01, 2024
AssetsNet	$ 438,265,195
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 7,793,134
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$438,265,195 Number of Portfolio Holdings9 Net Investment Advisory Fees$7,793,134 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares Bitcoin Trust Long Swaps	114%
Fidelity Wise Origin Bitcoin Long Swaps	37%
CME Bitcoin Futures	49%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	200%

Largest Holdings [Text Block]

Largest Holdings

The Ultra Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000248850
Shareholder Report [Line Items]
Fund Name	Ultra Ether ETF
Trading Symbol	ETHT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Ether ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETHT	$62	0.94%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
Table Summary
	Ultra Ether ETF : $673	Bloomberg Ethereum Index : $5,467	S&P 500® Index : $14,538
6/07/2024	10,000	10,000	10,000
6/30/2024	7,616.02	9,145	10,220
7/31/2024	6,872.8	8,846	10,345
8/31/2024	3,639.03	6,798	10,596
9/30/2024	3,744.56	7,037	10,823
10/31/2024	3,578.14	6,820	10,725
11/30/2024	6,806.65	9,751	11,354
12/31/2024	5,500.55	9,055	11,084
1/31/2025	4,997.11	8,995	11,392
2/28/2025	2,024.14	6,004	11,244
3/31/2025	1,279.97	4,961	10,611
4/30/2025	1,122.2	4,845	10,539
5/31/2025	2,169.74	6,984	11,202
6/30/2025	1,987.02	6,816	11,772
7/31/2025	4,138.78	10,140	12,036
8/31/2025	5,192.56	11,786	12,280
9/30/2025	4,609.36	11,270	12,728
10/31/2025	3,780.78	10,543	13,026
11/30/2025	2,140.19	8,286	13,058
12/31/2025	1,928.11	8,049	13,066
1/31/2026	1,479.07	7,260	13,256
2/28/2026	684	5,214	13,155
3/31/2026	771.57	5,678	12,500
4/30/2026	871.55	6,133	13,811
5/31/2026	672.57	5,467	14,538

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (6/7/24)
Ultra Ether ETF	-69.00%	-74.35%
Bloomberg Ethereum Index	-21.73%	-26.34%
S&P 500® Index	29.78%	20.85%

AssetsNet	$ 199,226,564
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 3,429,585
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$199,226,564 Number of Portfolio Holdings4 Net Investment Advisory Fees$3,429,585 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares Ethereum Trust Long Swaps	129%
CME Ether Futures	71%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Ether	200%

Largest Holdings [Text Block]

Largest Holdings

The Ultra Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000259247
Shareholder Report [Line Items]
Fund Name	Ultra Solana ETF
Trading Symbol	SLON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Solana ETF (the “Fund”) for the period of July 14, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
SLON	$124	2.52%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.52%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
Table Summary
	Ultra Solana ETF : $1,199	Bloomberg Solana Index : $5,006	S&P 500® Index : $12,220
7/14/2025	10,000	10,000	10,000
7/31/2025	10,566.45	10,690	10,117
8/31/2025	12,991	12,400	10,322
9/30/2025	12,926.75	12,733	10,699
10/31/2025	9,724.28	11,496	10,949
11/30/2025	4,639.6	8,408	10,977
12/31/2025	3,559.72	7,557	10,983
1/31/2026	3,023.2	7,127	11,142
2/28/2026	1,291.34	4,969	11,058
3/31/2026	1,277.4	5,041	10,507
4/30/2026	1,261.07	5,068	11,609
5/31/2026	1,199.13	5,006	12,220

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (7/14/25)
Ultra Solana ETF	-88.01%
Bloomberg Solana Index	-49.94%
S&P 500® Index	22.20%

Performance Inception Date	Jul. 14, 2025
AssetsNet	$ 18,773,804
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 287,177
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,773,804 Number of Portfolio Holdings2 Net Investment Advisory Fees$287,177 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Solana Futures	148%
Coinbase Solana Futures	53%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Solana	201%

Largest Holdings [Text Block]

Largest Holdings

The Ultra Solana ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000259251
Shareholder Report [Line Items]
Fund Name	Ultra XRP ETF
Trading Symbol	UXRP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra XRP ETF (the “Fund”) for the period of July 14, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
UXRP	$116	2.43%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.43%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
Table Summary
	Ultra XRP ETF : $839	Bloomberg XRP Index : $4,515	S&P 500® Index : $12,220
7/14/2025	10,000	10,000	10,000
7/31/2025	9,698.75	10,460	10,117
8/31/2025	7,359.63	9,647	10,322
9/30/2025	7,175.35	9,800	10,699
10/31/2025	5,173.35	8,704	10,949
11/30/2025	3,372.65	7,491	10,977
12/31/2025	2,262.07	6,246	10,983
1/31/2026	1,917.25	5,950	11,142
2/28/2026	975.01	4,631	11,058
3/31/2026	920.24	4,590	10,507
4/30/2026	935.54	4,689	11,609
5/31/2026	838.97	4,515	12,220

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (7/14/25)
Ultra XRP ETF	-91.61%
Bloomberg XRP Index	-54.85%
S&P 500® Index	22.20%

Performance Inception Date	Jul. 14, 2025
AssetsNet	$ 38,645,557
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 562,910
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$38,645,557 Number of Portfolio Holdings2 Net Investment Advisory Fees$562,910 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME XRP Futures	138%
Coinbase XRP Futures	62%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
XRP	200%

Largest Holdings [Text Block]

Largest Holdings

The Ultra XRP ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000248847
Shareholder Report [Line Items]
Fund Name	UltraShort Bitcoin ETF
Trading Symbol	SBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBIT	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Bitcoin ETF : $2,444	Bloomberg Bitcoin Index : $10,562	S&P 500® Index : $14,864
4/01/2024	10,000	10,000	10,000
4/30/2024	13,071.5	8,542	9,611
5/31/2024	9,370.03	9,725	10,088
6/30/2024	11,553.4	8,639	10,450
7/31/2024	9,005.94	9,386	10,577
8/31/2024	9,753.37	8,448	10,834
9/30/2024	7,993.64	9,123	11,066
10/31/2024	6,328.74	10,084	10,965
11/30/2024	2,888.66	14,002	11,609
12/31/2024	2,955.86	13,430	11,333
1/31/2025	2,397.6	14,613	11,648
2/28/2025	3,371.59	12,088	11,496
3/31/2025	3,285.67	11,864	10,849
4/30/2025	2,349.58	13,524	10,775
5/31/2025	1,869.45	15,039	11,453
6/30/2025	1,736.97	15,466	12,036
7/31/2025	1,460.35	16,787	12,306
8/31/2025	1,659.39	15,573	12,556
9/30/2025	1,460.45	16,436	13,014
10/31/2025	1,533.72	15,788	13,318
11/30/2025	2,141.54	13,102	13,352
12/31/2025	2,219.48	12,564	13,360
1/31/2026	2,336.55	12,043	13,553
2/28/2026	3,305.97	9,426	13,450
3/31/2026	2,951.31	9,740	12,780
4/30/2026	2,281.88	10,980	14,121
5/31/2026	2,443.92	10,562	14,864

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (4/1/24)
UltraShort Bitcoin ETF	30.73%	-47.85%
Bloomberg Bitcoin Index	-29.78%	2.56%
S&P 500® Index	29.78%	20.15%

Performance Inception Date	Apr. 01, 2024
AssetsNet	$ 201,363,944
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,120,093
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$201,363,944 Number of Portfolio Holdings6 Net Investment Advisory Fees$1,120,093 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Fidelity Wise Origin Bitcoin Short Swaps	(30)%
iShares Bitcoin Trust Short Swaps	(86)%
CME Bitcoin Futures	(84)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	200%

Largest Holdings [Text Block]

Largest Holdings

The UltraShort Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000248848
Shareholder Report [Line Items]
Fund Name	UltraShort Ether ETF
Trading Symbol	ETHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Ether ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETHD	$69	0.95%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Ether ETF : $2,239	Bloomberg Ethereum Index : $5,467	S&P 500® Index : $14,538
6/07/2024	10,000	10,000	10,000
6/30/2024	12,290.03	9,145	10,220
7/31/2024	12,036.5	8,846	10,345
8/31/2024	17,022.15	6,798	10,596
9/30/2024	14,873.87	7,037	10,823
10/31/2024	14,374.92	6,820	10,725
11/30/2024	5,717.16	9,751	11,354
12/31/2024	6,068.76	9,055	11,084
1/31/2025	5,823.51	8,995	11,392
2/28/2025	11,257.56	6,004	11,244
3/31/2025	14,743.09	4,961	10,611
4/30/2025	12,781.09	4,845	10,539
5/31/2025	5,001.14	6,984	11,202
6/30/2025	4,855.01	6,816	11,772
7/31/2025	1,971.93	10,140	12,036
8/31/2025	1,217.36	11,786	12,280
9/30/2025	1,247.4	11,270	12,728
10/31/2025	1,279.6	10,543	13,026
11/30/2025	1,804.32	8,286	13,058
12/31/2025	1,684.38	8,049	13,066
1/31/2026	1,925.88	7,260	13,256
2/28/2026	2,923.99	5,214	13,155
3/31/2026	2,185.23	5,678	12,500
4/30/2026	1,806.46	6,133	13,811
5/31/2026	2,239.43	5,467	14,538

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (6/7/24)
UltraShort Ether ETF	-55.22%	-52.97%
Bloomberg Ethereum Index	-21.73%	-26.34%
S&P 500® Index	29.78%	20.85%

AssetsNet	$ 88,496,094
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 690,020
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$88,496,094 Number of Portfolio Holdings4 Net Investment Advisory Fees$690,020 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares Ethereum Trust Short Swaps	(98)%
CME Ether Futures	(101)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Ether	199%

Largest Holdings [Text Block]

Largest Holdings

The UltraShort Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000253777
Shareholder Report [Line Items]
Fund Name	Ultra COIN
Trading Symbol	COIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra COIN (the “Fund”) for the period of September 8, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Sep. 08, 2025
AssetsNet	$ 1,906,916
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
C000263324
Shareholder Report [Line Items]
Fund Name	Ultra CRCL
Trading Symbol	CRCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra CRCL (the “Fund”) for the period of August 6, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Aug. 06, 2025
AssetsNet	$ 227,541,502
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 788,816
InvestmentCompanyPortfolioTurnover	0.00%
C000263403
Shareholder Report [Line Items]
Fund Name	Ultra NVDA
Trading Symbol	NVDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra NVDA (the “Fund”) for the period of September 8, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Sep. 08, 2025
AssetsNet	$ 12,590,336
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 5,285
InvestmentCompanyPortfolioTurnover	0.00%
C000263404
Shareholder Report [Line Items]
Fund Name	Ultra PLTR
Trading Symbol	PLTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra PLTR (the “Fund”) for the period of September 8, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Sep. 08, 2025
AssetsNet	$ 9,496,637
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
C000263405
Shareholder Report [Line Items]
Fund Name	Ultra TSLA
Trading Symbol	TSLI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra TSLA (the “Fund”) for the period of September 8, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Sep. 08, 2025
AssetsNet	$ 5,928,366
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
C000269755
Shareholder Report [Line Items]
Fund Name	GENIUS Money Market ETF
Trading Symbol	IQMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GENIUS Money Market ETF (the “Fund”) for the period of February 17, 2026 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
IQMM	$4	0.15%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Feb. 17, 2026
AssetsNet	$ 21,990,103,654
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 8,978,276
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,990,103,654 Number of Portfolio Holdings13 Net Investment Advisory Fees$8,978,276 Portfolio Turnover Rate-%
Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
U.S. Treasury Bills	99.9%